UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Alice A. Pellegrino

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-1844

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hartford Balanced HLS Fund
Schedule of Investments September 30, 2016 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 62.1%
	Banks - 5.4%
555,390	Citigroup, Inc.	$	26,231,070
491,870	JP Morgan Chase & Co.		32,753,623
110,320	M&T Bank Corp.		12,808,152
294,530	PNC Financial Services Group, Inc.		26,534,207
689,160	Wells Fargo & Co.		30,516,005

			128,843,057

	Capital Goods - 4.8%
187,830	3M Co.		33,101,281
366,560	Eaton Corp. plc		24,086,658
357,030	Fortune Brands Home & Security, Inc.		20,743,443
315,710	Ingersoll-Rand plc		21,449,337
154,320	United Technologies Corp.		15,678,912

			115,059,631

	Commercial & Professional Services - 0.7%
301,450	Nielsen Holdings plc		16,148,677

	Consumer Durables & Apparel - 1.7%
300,000	NIKE, Inc. Class B		15,795,000
571,300	PulteGroup, Inc.		11,448,852
115,550	PVH Corp.		12,768,275

			40,012,127

	Consumer Services - 1.0%
520,500	Hilton Worldwide Holdings, Inc.		11,935,065
337,120	Norwegian Cruise Line Holdings Ltd.*		12,709,424

			24,644,489

	Diversified Financials - 2.9%
56,200	BlackRock, Inc.		20,370,252
85,490	Goldman Sachs Group, Inc.		13,786,972
608,800	Invesco Ltd.		19,037,176
374,470	Thomson Reuters Corp.		15,495,569

			68,689,969

	Energy - 4.5%
164,260	Anadarko Petroleum Corp.		10,407,514
197,160	Chevron Corp.		20,291,707
152,430	EOG Resources, Inc.		14,741,505
282,910	Exxon Mobil Corp.		24,692,385
356,370	Halliburton Co.		15,993,885
575,460	Marathon Oil Corp.		9,098,023
178,070	Occidental Petroleum Corp.		12,984,864

			108,209,883

	Food & Staples Retailing - 1.1%
294,780	CVS Health Corp.		26,232,472

	Food, Beverage & Tobacco - 3.9%
107,230	Anheuser-Busch InBev N.V. ADR		14,091,094
314,668	British American Tobacco plc		20,068,269
235,756	Kraft Heinz Co.		21,102,519
449,380	Mondelez International, Inc. Class A		19,727,782
180,500	Philip Morris International, Inc.		17,548,210

			92,537,874

	Health Care Equipment & Services - 3.4%
211,060	Baxter International, Inc.		10,046,456
481,795	Medtronic plc		41,627,088
215,060	UnitedHealth Group, Inc.		30,108,400

			81,781,944

	Household & Personal Products - 0.6%
168,610	Estee Lauder Cos., Inc. Class A		14,932,102

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	Insurance - 2.6%
358,230	American International Group, Inc.	$	21,257,368
494,140	Marsh & McLennan Cos., Inc.		33,230,915
231,380	Unum Group		8,170,028

			62,658,311

	Materials - 1.3%
398,110	Dow Chemical Co.		20,634,042
217,190	International Paper Co.		10,420,776

			31,054,818

	Media - 1.7%
366,680	CBS Corp. Class B		20,072,063
304,290	Comcast Corp. Class A		20,186,599

			40,258,662

	Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
106,440	Allergan plc*		24,514,196
145,130	Amgen, Inc.		24,209,135
617,460	AstraZeneca plc ADR		20,289,736
510,480	Bristol-Myers Squibb Co.		27,525,082
176,600	Eisai Co., Ltd.		11,045,185
670,110	Merck & Co., Inc.		41,821,565
80,829	Roche Holding AG		20,085,878
200,783	UCB S.A.		15,541,739
153,500	Vertex Pharmaceuticals, Inc.*		13,386,735

			198,419,251

	Retailing - 2.5%
11,702,200	Allstar Co.*(1)(2)(3)		13,223,486
211,890	Home Depot, Inc.		27,266,005
577,700	Liberty Interactive Corp. QVC Group Class A*		11,559,777
163,241	Tory Burch LLC*(1)(2)(3)		8,106,526

			60,155,794

	Semiconductors & Semiconductor Equipment - 3.1%
279,630	Analog Devices, Inc.		18,022,154
918,530	Intel Corp.		34,674,507
538,400	Maxim Integrated Products, Inc.		21,498,312

			74,194,973

	Software & Services - 5.4%
57,045	Alphabet, Inc. Class C*		44,340,508
303,200	Cognizant Technology Solutions Corp. Class A*		14,465,672
580,400	Genpact Ltd.*		13,900,580
991,750	Microsoft Corp.		57,124,800

			129,831,560

	Technology Hardware & Equipment - 4.6%
564,270	Apple, Inc.		63,790,723
1,492,230	Cisco Systems, Inc.		47,333,536

			111,124,259

	Telecommunication Services - 0.4%
182,890	Verizon Communications, Inc.		9,506,622

	Transportation - 0.7%
178,940	Union Pacific Corp.		17,452,018

	Utilities - 1.5%
285,640	NextEra Energy, Inc.		34,939,485

	Total Common Stocks (cost $1,100,982,675)		1,486,687,978

Asset & Commercial Mortgage Backed Securities - 3.0%
	Asset-Backed - Automobile - 0.7%
$225,000	CarMax Auto Owner Trust 1.95%, 09/16/2019		226,642
2,320,000	Chesapeake Funding II LLC 1.45%, 06/15/2028(3)(4)		2,322,466

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$765,653	Chesapeake Funding LLC 1.02%, 02/07/2027(3)(4)	$	764,719
986,972	Drive Auto Receivables Trust 2.12%, 06/17/2019(3)		988,297
596,806	Exeter Automobile Receivables Trust 1.54%, 11/15/2019(3)		596,120
1,610,714	First Investors Auto Owner Trust 1.67%, 11/16/2020(3)		1,613,005
515,000	Hyundai Automotive Receivables Trust 2.48%, 03/15/2019		523,600
600,000	Prestige Automotive Receivables Trust 1.91%, 04/15/2020(3)		601,012
1,630,000	Santander Drive Auto Receivables Trust 1.97%, 11/15/2019		1,635,395
671,271	2.25%, 06/17/2019		674,076
400,000	2.33%, 11/15/2019		402,818
2,420,000	2.36%, 04/15/2020		2,438,077
655,000	2.57%, 03/15/2019		662,672
730,000	Westlake Automobile Receivables Trust 1.57%, 06/17/2019(3)		730,625
1,355,000	1.83%, 01/15/2021(3)		1,357,306
390,000	Wheels SPV LLC 1.59%, 05/20/2025(3)		390,521

			15,927,351

	Asset-Backed - Credit Card - 0.4%
2,665,000	CARDS II Trust 1.22%, 07/15/2021(3)(4)		2,668,446
3,275,000	Evergreen Credit Card Trust 1.24%, 04/15/2020(3)(4)		3,289,797
4,330,000	Trillium Credit Card Trust II 1.24%, 05/26/2021(3)(4)		4,332,862

			10,291,105

	Asset-Backed - Finance & Insurance - 0.8%
4,885,000	Ally Master Owner Trust 1.54%, 09/15/2019		4,902,642
4,890,000	1.60%, 10/15/2019		4,910,305
430,000	Ford Credit Floorplan Master Owner Trust 2.09%, 03/15/2022(3)		435,804
1,260,000	Green Tree Agency Advance Funding Trust 2.30%, 10/15/2046(3)		1,259,773
1,345,000	MMAF Equipment Finance LLC 1.39%, 12/17/2018(3)		1,347,444
1,000,000	2.21%, 12/15/2032(3)		1,018,417
440,000	OneMain Financial Issuance Trust 3.66%, 02/20/2029(3)		450,364
870,000	4.10%, 03/20/2028(3)		894,116
1,565,000	SBA Tower Trust 2.90%, 10/15/2044(3)		1,586,993
1,765,000	Springleaf Funding Trust 3.16%, 11/15/2024(3)		1,787,050
755,000	3.48%, 05/15/2028(3)		757,127

			19,350,035

	Asset-Backed - Home Equity - 0.0%
7,906	New Century Home Equity Loan Trust 1.11%, 03/25/2035(4)		7,892

	Commercial Mortgage - Backed Securities - 1.0%
1,575,000	Commercial Mortgage Trust 3.18%, 02/10/2048		1,661,479
3,200,000	CSAIL Commercial Mortgage Trust 3.50%, 06/15/2057		3,441,537
3,400,000	3.51%, 04/15/2050		3,660,091
1,765,000	Hilton USA Trust 2.66%, 11/05/2030(3)		1,764,688

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$710,000	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 01/15/2049	$	787,692
1,783,775	5.88%, 02/12/2049(4)		1,809,195
811,615	LB-UBS Commercial Mortgage Trust 6.29%, 04/15/2041(4)		846,858
3,230,844	Merrill Lynch/Countrywide Commercial Mortgage Trust 5.81%, 06/12/2050(4)		3,284,857
3,100,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.31%, 04/15/2048		3,304,106
2,500,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(3)(4)		2,645,440
1,800,000	SG Commercial Mortgage Securities Trust 3.06%, 10/10/2048		1,853,718
137,735	Wachovia Bank Commercial Mortgage Trust 5.31%, 11/15/2048		137,621

			25,197,282

	Whole Loan Collateral CMO - 0.1%
620,213	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(3)(4)		623,684
1,422,265	Towd Point Mortgage Trust 2.25%, 08/25/2055(3)(4)		1,421,619

			2,045,303

	Total Asset & Commercial Mortgage Backed Securities (cost $72,596,885)		72,818,968

Corporate Bonds - 19.9%
	Advertising - 0.0%
1,065,000	Omnicom Group, Inc. 3.60%, 04/15/2026		1,125,581

	Aerospace/Defense - 0.2%
850,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(3)		903,866
470,000	Lockheed Martin Corp. 2.50%, 11/23/2020		485,172
1,625,000	4.07%, 12/15/2042		1,740,747
256,000	4.50%, 05/15/2036		291,314
640,000	4.70%, 05/15/2046		760,398
560,000	4.85%, 09/15/2041		660,694

			4,842,191

	Agriculture - 0.4%
560,000	Altria Group, Inc. 4.50%, 05/02/2043		628,053
1,995,000	4.75%, 05/05/2021		2,255,062
685,000	BAT International Finance plc 2.75%, 06/15/2020(3)		709,318
2,775,000	3.25%, 06/07/2022(3)		2,938,858
290,000	3.50%, 06/15/2022(3)		311,367
1,065,000	Imperial Tobacco Finance plc 3.75%, 07/21/2022(3)		1,130,092
325,000	Philip Morris International, Inc. 4.88%, 11/15/2043		390,791
270,000	5.65%, 05/16/2018		288,745

			8,652,286

	Airlines - 0.4%
3,197,578	Continental Airlines, Inc. 5.98%, 10/19/2023		3,605,269
2,700,000	Southwest Airlines Co. 5.75%, 12/15/2016		2,725,491
2,331,987	6.15%, 02/01/2024		2,629,316

			8,960,076

	Auto Manufacturers - 0.4%
150,000	Daimler Finance North America LLC 2.25%, 07/31/2019(3)		152,255

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$2,985,000	Ford Motor Credit Co. LLC 2.38%, 03/12/2019	$	3,021,169
1,955,000	3.16%, 08/04/2020		2,014,915
1,400,000	General Motors Financial Co., Inc. 3.70%, 05/09/2023		1,423,881
1,785,000	4.20%, 03/01/2021		1,878,466
580,000	Volkswagen Group of America Finance LLC 2.45%, 11/20/2019(3)		585,790

			9,076,476

	Beverages - 0.7%
3,200,000	Anheuser-Busch InBev Finance, Inc. 3.30%, 02/01/2023		3,377,629
2,075,000	3.65%, 02/01/2026		2,228,550
2,360,000	4.70%, 02/01/2036		2,713,464
280,000	4.90%, 02/01/2046		333,139
480,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%, 07/15/2042		480,439
3,205,000	7.75%, 01/15/2019		3,646,008
1,176,000	Coca-Cola Femsa S.A.B. de C.V. 2.38%, 11/26/2018		1,196,248
1,300,000	3.88%, 11/26/2023		1,398,160
790,000	Heineken N.V. 2.75%, 04/01/2023(3)		812,309
50,000	4.00%, 10/01/2042(3)		51,345
765,000	Molson Coors Brewing Co. 3.50%, 05/01/2022		819,206
215,000	5.00%, 05/01/2042		249,011

			17,305,508

	Biotechnology - 0.2%
1,340,000	Biogen, Inc. 2.90%, 09/15/2020		1,391,661
230,000	Celgene Corp. 2.25%, 05/15/2019		233,906
770,000	3.55%, 08/15/2022		818,111
535,000	3.63%, 05/15/2024		563,098
335,000	Gilead Sciences, Inc. 2.55%, 09/01/2020		346,022
930,000	3.70%, 04/01/2024		1,001,168

			4,353,966

	Chemicals - 0.3%
2,750,000	Agrium, Inc. 3.15%, 10/01/2022		2,854,880
2,350,000	CF Industries, Inc. 7.13%, 05/01/2020		2,705,595
1,145,000	LyondellBasell Industries N.V. 4.63%, 02/26/2055		1,134,254
300,000	Monsanto Co. 4.70%, 07/15/2064		286,503

			6,981,232

	Commercial Banks - 4.9%
4,300,000	American Express Centurion Bank 6.00%, 09/13/2017		4,484,909
1,220,000	Bank of America Corp. 2.63%, 10/19/2020		1,245,000
2,950,000	4.20%, 08/26/2024		3,123,885
1,655,000	5.00%, 05/13/2021		1,850,108
1,000,000	6.40%, 08/28/2017		1,043,330
6,000,000	6.88%, 04/25/2018		6,473,148
2,020,000	Bank of New York Mellon Corp. 2.15%, 02/24/2020		2,054,645
2,830,000	Banque Federative du Credit Mutuel S.A. 2.75%, 10/15/2020(3)		2,926,973
800,000	Barclays Bank plc 6.05%, 12/04/2017(3)		836,528

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$2,740,000	Barclays plc 3.20%, 08/10/2021	$	2,754,407
2,075,000	BNP Paribas S.A. 2.40%, 12/12/2018		2,106,575
365,000	BPCE S.A. 2.50%, 12/10/2018		372,313
1,075,000	4.00%, 04/15/2024		1,177,945
1,475,000	5.15%, 07/21/2024(3)		1,551,476
2,875,000	Capital One Financial Corp. 3.75%, 04/24/2024		3,052,333
815,000	4.20%, 10/29/2025		850,283
1,220,000	Citigroup, Inc. 2.50%, 07/29/2019		1,244,827
1,000,000	4.95%, 11/07/2043		1,140,264
690,000	5.30%, 05/06/2044		775,531
290,000	8.13%, 07/15/2039		455,918
1,695,000	Citizens Bank NA 2.55%, 05/13/2021		1,725,171
505,000	Compass Bank 2.75%, 09/29/2019		504,355
950,000	Credit Agricole S.A. 2.50%, 04/15/2019(3)		968,415
790,000	4.38%, 03/17/2025(3)		806,484
945,000	Credit Suisse AG 2.30%, 05/28/2019		956,773
855,000	3.00%, 10/29/2021		879,602
250,000	3.63%, 09/09/2024		260,914
1,425,000	Credit Suisse Group Funding Guernsey Ltd. 3.75%, 03/26/2025		1,415,796
1,885,000	3.80%, 09/15/2022		1,925,684
3,335,000	Goldman Sachs Group, Inc. 2.38%, 01/22/2018		3,371,858
1,700,000	6.15%, 04/01/2018		1,810,689
2,590,000	6.25%, 02/01/2041		3,386,617
1,030,000	HSBC Holdings plc 3.40%, 03/08/2021		1,065,289
4,625,000	3.60%, 05/25/2023		4,776,682
2,120,000	Huntington National Bank 2.20%, 11/06/2018		2,146,472
760,000	2.20%, 04/01/2019		767,912
1,490,000	2.40%, 04/01/2020		1,508,735
5,200,000	ING Bank N.V. 3.75%, 03/07/2017(3)		5,253,872
2,240,000	JP Morgan Chase & Co. 3.25%, 09/23/2022		2,349,493
2,000,000	4.95%, 03/25/2020		2,201,470
705,000	5.40%, 01/06/2042		881,921
2,600,000	Korea Development Bank 2.50%, 03/11/2020		2,673,193
470,000	Macquarie Bank Ltd. 2.40%, 01/21/2020(3)		476,036
4,875,000	Morgan Stanley 2.50%, 01/24/2019		4,967,425
1,450,000	3.13%, 07/27/2026		1,458,670
1,000,000	3.70%, 10/23/2024		1,055,157
515,000	4.30%, 01/27/2045		551,274
250,000	5.63%, 09/23/2019		276,865
4,250,000	National City Corp. 6.88%, 05/15/2019		4,787,323
4,795,000	Santander Bank NA 8.75%, 05/30/2018		5,255,943
1,800,000	Santander Issuances SAU 5.18%, 11/19/2025		1,833,928
2,200,000	Santander UK plc 2.50%, 03/14/2019		2,232,802
2,150,000	5.00%, 11/07/2023(3)		2,240,635

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$640,000	SunTrust Bank 3.30%, 05/15/2026	$	652,871
1,665,000	UBS Group Funding Jersey Ltd. 2.95%, 09/24/2020(3)		1,705,664
1,900,000	3.00%, 04/15/2021(3)		1,951,425
1,000,000	Wachovia Corp. 5.75%, 06/15/2017		1,029,482
4,344,000	Wells Fargo & Co. 4.48%, 01/16/2024		4,753,014

			116,386,309

	Commercial Services - 0.4%
765,000	Catholic Health Initiatives 2.60%, 08/01/2018		779,655
1,340,000	2.95%, 11/01/2022		1,355,799
245,000	4.35%, 11/01/2042		242,923
655,000	ERAC USA Finance LLC 2.35%, 10/15/2019(3)		665,445
340,000	2.75%, 03/15/2017(3)		342,170
1,800,000	4.50%, 08/16/2021(3)		1,992,888
1,500,000	5.63%, 03/15/2042(3)		1,814,678
2,545,000	Total System Services, Inc. 3.80%, 04/01/2021		2,700,647

			9,894,205

	Construction Materials - 0.0%
656,000	LafargeHolcim Finance US LLC 4.75%, 09/22/2046(3)		677,812

	Country Funds-Closed-end - 0.1%
2,475,000	CDP Financial, Inc. 4.40%, 11/25/2019(3)		2,698,747

	Diversified Financial Services - 1.2%
1,655,000	Capital One Bank USA NA 2.15%, 11/21/2018		1,672,222
3,620,000	Discover Financial Services 6.45%, 06/12/2017		3,735,771
614,000	Eaton Vance Corp. 6.50%, 10/02/2017		644,189
1,989,000	GE Capital International Funding Co. 2.34%, 11/15/2020		2,042,880
4,172,000	4.42%, 11/15/2035		4,682,507
1,910,000	LeasePlan Corp. N.V. 2.88%, 01/22/2019(3)		1,928,094
9,584,399	Postal Square L.P. 8.95%, 06/15/2022		11,500,081
2,045,000	Synchrony Financial 2.60%, 01/15/2019		2,069,088
520,000	2.70%, 02/03/2020		526,517
355,000	3.00%, 08/15/2019		363,387

			29,164,736

	Electric - 1.7%
1,700,000	Berkshire Hathaway Energy Co. 4.50%, 02/01/2045		1,899,351
2,605,000	Consolidated Edison Co. of New York, Inc. 5.30%, 12/01/2016		2,623,282
725,000	Dominion Resources, Inc. 2.96%, 07/01/2019		744,144
2,850,000	3.63%, 12/01/2024		3,018,113
1,750,000	4.10%, 04/01/2021		1,874,257
1,200,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037		1,581,595
855,000	Duke Energy Corp. 2.65%, 09/01/2026		838,983
2,375,000	Electricite de France S.A. 5.63%, 12/29/2049(3)(4)(5)		2,331,063

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$365,000	Emera US Finance L.P. 2.70%, 06/15/2021(3)	$	373,525
1,305,000	Entergy Corp. 2.95%, 09/01/2026		1,307,125
285,000	Eversource Energy 3.15%, 01/15/2025		296,775
1,255,000	Fortis, Inc. 3.06%, 10/04/2026(3)		1,249,673
1,275,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(3)		1,734,533
4,750,000	NextEra Energy Capital Holdings, Inc. 2.06%, 09/01/2017		4,775,774
340,000	NiSource Finance Corp. 4.80%, 02/15/2044		384,171
385,000	Oncor Electric Delivery Co. LLC 2.95%, 04/01/2025		400,059
1,185,000	4.10%, 06/01/2022		1,310,074
695,000	Pacific Gas & Electric Co. 3.85%, 11/15/2023		764,086
435,000	5.13%, 11/15/2043		535,419
1,046,000	SCANA Corp. 4.13%, 02/01/2022		1,093,442
305,000	4.75%, 05/15/2021		328,517
4,000,000	Southern California Edison Co. 5.55%, 01/15/2037		5,161,168
1,450,000	Southern Co. 2.75%, 06/15/2020		1,495,639
2,050,000	2.95%, 07/01/2023		2,118,074
1,795,000	State Grid Overseas Investment Ltd. 2.75%, 05/07/2019(3)		1,845,931

			40,084,773

	Engineering & Construction - 0.1%
1,235,000	SBA Tower Trust 2.88%, 07/15/2046(3)		1,255,934

	Food - 0.3%
555,000	Kraft Heinz Foods Co. 2.25%, 06/05/2017		558,465
2,030,000	3.50%, 07/15/2022		2,157,242
490,000	4.38%, 06/01/2046		518,433
620,000	Kroger Co. 3.30%, 01/15/2021		654,896
1,065,000	4.00%, 02/01/2024		1,172,578
225,000	Mondelez International, Inc. 4.00%, 02/01/2024		246,781
880,000	Sigma Alimentos S.A. de CV 4.13%, 05/02/2026(3)		882,200

			6,190,595

	Gas - 0.3%
5,875,000	Atmos Energy Corp. 6.35%, 06/15/2017		6,072,318
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(3)		1,892,778

			7,965,096

	Healthcare-Products - 0.1%
545,000	Medtronic, Inc. 2.50%, 03/15/2020		563,689
775,000	3.15%, 03/15/2022		824,044
1,230,000	3.50%, 03/15/2025		1,324,545
310,000	3.63%, 03/15/2024		337,166
192,000	4.38%, 03/15/2035		217,571

			3,267,015

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	Healthcare-Services - 0.4%
	Aetna, Inc. 2.80%, 06/15/2023	$	964,976
725,000	4.25%, 06/15/2036		750,916
421,000	Anthem, Inc. 3.30%, 01/15/2023		441,208
2,125,000	Cigna Corp. 3.25%, 04/15/2025		2,190,975
180,000	Dignity Health 2.64%, 11/01/2019		185,300
380,000	3.81%, 11/01/2024		405,891
521,000	Kaiser Foundation Hospitals 3.50%, 04/01/2022		554,848
670,000	4.88%, 04/01/2042		831,278
530,000	Memorial Sloan-Kettering Cancer Center 4.20%, 07/01/2055		592,825
500,000	New York-Presbyterian Hospital 4.02%, 08/01/2045		544,203
350,000	Providence St Joseph Health Obligated Group 3.74%, 10/01/2047		359,000
920,000	UnitedHealth Group, Inc. 3.35%, 07/15/2022		987,906
1,440,000	3.75%, 07/15/2025		1,581,350

			10,390,676

	Household Products - 0.3%
5,867,136	Procter & Gamble Co. 9.36%, 01/01/2021		6,889,672

	Insurance - 0.5%
1,445,000	Berkshire Hathaway, Inc. 2.75%, 03/15/2023		1,501,622
495,000	Chubb INA Holdings, Inc. 2.30%, 11/03/2020		507,870
840,000	3.35%, 05/15/2024		893,746
200,000	Five Corners Funding Trust 4.42%, 11/15/2023(3)		215,977
550,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023(3)		594,994
305,000	MetLife, Inc. 1.90%, 12/15/2017		306,652
2,205,000	3.60%, 04/10/2024		2,335,536
795,000	4.88%, 11/13/2043		880,730
1,500,000	Prudential Financial, Inc. 3.50%, 05/15/2024		1,568,707
505,000	Teachers Insurance & Annuity Association of America 4.90%, 09/15/2044(3)		567,980
2,220,000	Trinity Acquisition plc 4.40%, 03/15/2026		2,325,013

			11,698,827

	Internet - 0.1%
200,000	Alibaba Group Holding Ltd. 2.50%, 11/28/2019		204,012
1,250,000	Amazon.com, Inc. 2.50%, 11/29/2022		1,287,705
1,020,000	4.80%, 12/05/2034		1,198,409
480,000	4.95%, 12/05/2044		584,931

			3,275,057

	IT Services - 0.1%
1,360,000	Apple, Inc. 3.45%, 05/06/2024		1,471,826

	Lodging - 0.2%
2,310,000	Marriott International, Inc. 2.30%, 01/15/2022		2,329,485
1,900,000	2.88%, 03/01/2021		1,971,003

			4,300,488

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	Machinery-Construction & Mining - 0.1%
$1,500,000	Caterpillar Financial Services Corp. 3.30%, 06/09/2024	$	1,601,501
835,000	Caterpillar, Inc. 3.40%, 05/15/2024		899,414
135,000	4.30%, 05/15/2044		150,321

			2,651,236

	Media - 0.8%
385,000	21st Century Fox America, Inc. 4.00%, 10/01/2023		422,956
1,275,000	4.50%, 02/15/2021		1,413,763
645,000	Charter Communications Operating LLC / Charter Communications 6.48%, 10/23/2045(3)		780,013
2,450,000	Comcast Corp. 4.40%, 08/15/2035		2,774,983
2,320,000	Cox Communications, Inc. 4.80%, 02/01/2035(3)		2,298,955
420,000	Grupo Televisa S.A.B. 5.00%, 05/13/2045		400,579
700,000	6.13%, 01/31/2046		766,050
1,265,000	Sky plc 2.63%, 09/16/2019(3)		1,286,232
2,386,000	3.75%, 09/16/2024(3)		2,522,694
4,120,000	Time Warner Cable, Inc. 5.85%, 05/01/2017		4,222,877
395,000	6.55%, 05/01/2037		468,324
250,000	7.30%, 07/01/2038		319,900
480,000	8.25%, 04/01/2019		552,703
40,000	8.75%, 02/14/2019		46,130
130,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023		168,906
835,000	Viacom, Inc. 3.88%, 12/15/2021		886,549

			19,331,614

	Miscellaneous Manufacturing - 0.1%
450,000	Parker-Hannifin Corp. 4.45%, 11/21/2044		531,973
2,375,000	Pentair Finance S.A. 2.90%, 09/15/2018		2,408,260

			2,940,233

	Oil & Gas - 1.4%
1,665,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021		1,787,408
171,000	6.38%, 09/15/2017		178,275
1,200,000	BG Energy Capital plc 4.00%, 10/15/2021(3)		1,312,597
655,000	BP Capital Markets plc 2.32%, 02/13/2020		667,649
140,000	3.99%, 09/26/2023		152,977
2,850,000	4.75%, 03/10/2019		3,068,812
565,000	ConocoPhillips Co. 2.88%, 11/15/2021		580,476
795,000	3.35%, 05/15/2025		815,033
395,000	4.30%, 11/15/2044		404,762
130,000	4.95%, 03/15/2026		146,532
230,000	5.75%, 02/01/2019		250,547
115,000	6.00%, 01/15/2020		129,682
2,695,000	Devon Energy Corp. 3.25%, 05/15/2022		2,675,733
705,000	5.00%, 06/15/2045		685,849
315,000	5.60%, 07/15/2041		317,832
920,000	Marathon Oil Corp. 2.70%, 06/01/2020		901,721

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$1,231,000	Noble Energy, Inc. 4.15%, 12/15/2021	$	1,308,932
1,590,000	Petroleos Mexicanos 5.50%, 02/04/2019(3)		1,676,655
360,000	Phillips 66 4.88%, 11/15/2044		399,920
3,540,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020		4,095,415
691,000	Shell International Finance B.V. 3.25%, 05/11/2025		727,950
500,000	4.38%, 03/25/2020		545,731
3,950,000	Sinopec Group Overseas Development Ltd. 2.50%, 04/28/2020(3)		4,019,457
340,000	Statoil ASA 2.25%, 11/08/2019		346,664
160,000	2.45%, 01/17/2023		163,107
495,000	2.75%, 11/10/2021		516,168
1,850,000	2.90%, 11/08/2020		1,938,265
210,000	3.25%, 11/10/2024		223,477
45,000	3.70%, 03/01/2024		48,907
925,000	Suncor Energy, Inc. 6.10%, 06/01/2018		993,568
1,375,000	Total Capital International S.A. 2.70%, 01/25/2023		1,415,956

			32,496,057

	Oil & Gas Services - 0.1%
940,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(3)		980,170
1,625,000	Schlumberger Investment S.A. 3.65%, 12/01/2023		1,758,295

			2,738,465

	Pharmaceuticals - 1.1%
270,000	AbbVie, Inc. 3.20%, 11/06/2022		281,094
1,195,000	Actavis Funding SCS 3.00%, 03/12/2020		1,233,855
1,170,000	3.45%, 03/15/2022		1,228,310
485,000	3.80%, 03/15/2025		513,302
515,000	4.55%, 03/15/2035		547,032
600,000	4.85%, 06/15/2044		659,973
260,000	Bayer US Finance LLC 2.38%, 10/08/2019(3)		263,816
1,215,000	3.00%, 10/08/2021(3)		1,272,322
395,000	3.38%, 10/08/2024(3)		407,839
990,000	Cardinal Health, Inc. 2.40%, 11/15/2019		1,012,088
880,000	3.50%, 11/15/2024		938,766
1,035,000	4.50%, 11/15/2044		1,138,472
2,015,000	EMD Finance LLC 2.95%, 03/19/2022(3)		2,077,227
3,000,000	3.25%, 03/19/2025(3)		3,095,373
1,525,000	Express Scripts Holding Co. 2.25%, 06/15/2019		1,546,804
305,000	Forest Laboratories LLC 4.88%, 02/15/2021(3)		338,692
800,000	5.00%, 12/15/2021(3)		895,338
100,000	McKesson Corp. 2.85%, 03/15/2023		102,332
650,000	3.80%, 03/15/2024		700,983
1,960,000	Merck & Co., Inc. 2.75%, 02/10/2025		2,031,068
1,640,000	2.80%, 05/18/2023		1,718,107
630,000	4.15%, 05/18/2043		712,650
1,925,000	Mylan N.V. 3.00%, 12/15/2018(3)		1,967,440

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$2,240,000	Teva Pharmaceutical Finance Netherlands III B.V. 2.80%, 07/21/2023	$	2,245,748
210,000	4.10%, 10/01/2046		209,004

			27,137,635

	Pipelines - 0.7%
990,000	Columbia Pipeline Group, Inc. 2.45%, 06/01/2018		995,894
1,300,000	Energy Transfer Partners L.P. 5.15%, 03/15/2045		1,204,167
865,000	Enterprise Products Operating LLC 3.95%, 02/15/2027		906,403
1,875,000	Kinder Morgan Energy Partners L.P. 6.95%, 01/15/2038		2,128,607
2,425,000	Phillips 66 Partners L.P. 3.61%, 02/15/2025		2,438,890
2,510,000	Regency Energy Partners L.P. 5.88%, 03/01/2022		2,767,717
2,375,000	Sunoco Logistics Partners Operations L.P. 4.40%, 04/01/2021		2,547,753
1,036,000	TransCanada PipeLines Ltd. 4.88%, 01/15/2026		1,198,531
2,470,000	Western Gas Partners L.P. 4.00%, 07/01/2022		2,525,580

			16,713,542

	Real Estate - 0.1%
480,000	WEA Finance LLC / Westfield UK & Europe Finance plc 1.75%, 09/15/2017(3)		480,870
730,000	2.70%, 09/17/2019(3)		748,406
1,400,000	3.25%, 10/05/2020(3)		1,458,594

			2,687,870

	Real Estate Investment Trusts - 0.4%
975,000	American Tower Corp. 3.45%, 09/15/2021		1,026,146
760,000	AvalonBay Communities, Inc. 3.63%, 10/01/2020		807,920
940,000	Crown Castle International Corp. 3.70%, 06/15/2026		980,796
2,960,000	HCP, Inc. 4.00%, 06/01/2025		3,039,378
2,030,000	6.00%, 01/30/2017		2,059,033
1,735,000	Scentre Group 2.38%, 11/05/2019(3)		1,760,210

			9,673,483

	Retail - 0.5%
900,000	AutoZone, Inc. 3.13%, 07/15/2023		932,519
1,908,000	3.70%, 04/15/2022		2,035,550
2,100,000	CVS Health Corp. 4.00%, 12/05/2023		2,313,037
685,000	4.88%, 07/20/2035		802,738
1,185,000	5.13%, 07/20/2045		1,450,019
325,000	Home Depot, Inc. 4.40%, 03/15/2045		378,435
1,850,000	Lowe’s Cos., Inc. 4.63%, 04/15/2020		2,028,207
1,435,000	O’Reilly Automotive, Inc. 3.80%, 09/01/2022		1,525,325

			11,465,830

	Savings & Loans - 0.1%
1,610,000	Nationwide Building Society 2.35%, 01/21/2020(3)		1,628,372

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	Software - 0.1%
$1,605,000	Microsoft Corp. 2.40%, 08/08/2026	$	1,606,358
1,230,000	3.70%, 08/08/2046		1,244,987

			2,851,345

	Telecommunications - 0.9%
635,000	America Movil S.A.B. de C.V. 3.13%, 07/16/2022		650,141
530,000	6.13%, 03/30/2040		632,008
355,000	AT&T, Inc. 3.95%, 01/15/2025		376,835
2,185,000	4.45%, 04/01/2024		2,401,647
1,340,000	4.50%, 03/09/2048(3)		1,347,018
390,000	4.75%, 05/15/2046		408,117
715,000	GTP Acquisition Partners I LLC 2.35%, 06/15/2045(3)		712,211
3,200,000	Orange S.A. 4.13%, 09/14/2021		3,544,726
576,000	9.00%, 03/01/2031		919,006
425,000	Verizon Communications, Inc. 3.45%, 03/15/2021		452,833
2,415,000	3.50%, 11/01/2021		2,592,597
4,795,000	4.50%, 09/15/2020		5,261,880
1,911,000	4.52%, 09/15/2048		2,020,560
715,000	4.75%, 11/01/2041		773,776
263,000	6.40%, 09/15/2033		340,755

			22,434,110

	Transportation - 0.2%
845,000	FedEx Corp. 4.90%, 01/15/2034		969,479
1,435,000	5.10%, 01/15/2044		1,704,956
1,685,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.20%, 07/15/2020(3)		1,743,638
1,100,000	3.38%, 02/01/2022(3)		1,143,914

			5,561,987

	Total Corporate Bonds (cost $449,436,717)		477,220,863

Foreign Government Obligations - 0.3%
	Mexico - 0.1%
1,674,000	Mexico Government International Bond 3.50%, 01/21/2021		1,779,462
1,185,000	3.60%, 01/30/2025		1,227,956

			3,007,418

	Qatar - 0.1%
2,375,000	Qatar Government International Bond 4.63%, 06/02/2046(3)		2,594,687

	South Korea - 0.1%
2,300,000	Export-Import Bank of Korea 1.75%, 05/26/2019		2,319,256

	Total Foreign Government Obligations (cost $7,455,182)		7,921,361

Municipal Bonds - 1.3%
	General - 0.2%
585,000	Chicago Transit Auth 6.90%, 12/01/2040		777,723
1,785,000	Kansas Dev Finance Auth 4.93%, 04/15/2045		2,035,507
2,400,000	New Jersey State, Economic Auth Rev 3.80%, 06/15/2018		2,455,008

			5,268,238

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	General Obligation - 0.3%
$1,235,000	California State, GO Taxable 7.55%, 04/01/2039	$	1,977,742
685,000	Chicago, IL, Metropolitan Water Reclamation GO 5.72%, 12/01/2038		864,011
1,640,000	Illinois State, GO 5.10%, 06/01/2033		1,580,960
2,200,000	Los Angeles, CA, USD GO 5.75%, 07/01/2034		2,944,832

			7,367,545

	Higher Education - 0.1%
1,460,000	University of California, Build America Bonds Rev 5.77%, 05/15/2043		1,938,880

	Medical - 0.1%
1,935,000	University of California, Regents MedCenter Pooled Rev 6.58%, 05/15/2049		2,772,971

	Power - 0.0%
485,000	Utility Debt Securitization Auth, New York 3.44%, 12/15/2025		522,282

	Transportation - 0.5%
1,160,000	Bay Area, CA, Toll Auth Bridge Rev 6.26%, 04/01/2049		1,774,521
800,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 6.00%, 12/01/2044		1,169,200
1,875,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034		2,554,444
1,050,000	Maryland State Transportation Auth 5.89%, 07/01/2043		1,426,225
685,000	New York and New Jersey PA, Taxable Rev 4.81%, 10/15/2065		834,851
570,000	6.04%, 12/01/2029		758,944
2,400,000	North Texas Tollway Auth Rev 6.72%, 01/01/2049		3,721,560

			12,239,745

	Utility - Electric - 0.1%
1,080,000	Municipal Electric Auth. Georgia 6.64%, 04/01/2057		1,457,924

	Total Municipal Bonds (cost $24,621,581)		31,567,585

U.S. Government Agencies - 0.9%
	FHLMC - 0.3%
53,913	2.70%, 04/01/2029(4)		55,540
38,234	4.00%, 03/01/2041		41,173
899,589	4.50%, 08/01/2033		988,183
340,363	4.50%, 09/01/2033		373,461
20,862	4.50%, 12/01/2034		22,861
48,746	4.50%, 05/01/2035		53,404
46,952	4.50%, 09/01/2035		51,503
22,592	4.50%, 12/01/2035		24,725
1,121,388	4.50%, 10/01/2039		1,231,498
136,133	4.50%, 01/01/2040		149,645
34,601	4.50%, 09/01/2040		38,410
312,665	4.50%, 02/01/2041		342,188
539,817	4.50%, 10/01/2041		592,327
81,533	4.50%, 11/01/2043		89,232
3,115,526	4.50%, 01/01/2044		3,409,799

			7,463,949

	FNMA - 0.3%
111,590	4.50%, 11/01/2023		122,237
202,409	4.50%, 03/01/2038		222,181
111,884	4.50%, 11/01/2039		122,769
222,493	4.50%, 04/01/2040		244,262

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$169,222	4.50%, 05/01/2040	$	186,053
420,023	4.50%, 08/01/2040		460,331
95,089	4.50%, 11/01/2040		104,248
65,896	4.50%, 02/01/2041		72,455
173,329	4.50%, 03/01/2041		190,400
1,036,210	4.50%, 04/01/2041		1,138,060
37,228	4.50%, 05/01/2041		40,780
492,283	4.50%, 06/01/2041		539,642
780,930	4.50%, 07/01/2041		857,494
290,982	4.50%, 09/01/2041		320,024
495,861	4.50%, 06/01/2044		544,235
231,620	4.50%, 07/01/2044		253,720
1,800,000	4.50%, 10/01/2046(6)(7)		1,971,239
3,234	5.00%, 02/01/2019		3,325
35,716	5.00%, 04/01/2019		36,701

			7,430,156

	GNMA - 0.3%
140,499	5.00%, 07/15/2037		157,895
21,083	6.00%, 06/15/2024		24,153
6,502	6.00%, 07/15/2026		7,449
10,635	6.00%, 01/15/2028		12,183
2,703	6.00%, 03/15/2028		3,174
79,523	6.00%, 04/15/2028		91,258
108,640	6.00%, 05/15/2028		124,459
22,642	6.00%, 06/15/2028		25,938
59,305	6.00%, 07/15/2028		67,941
20,746	6.00%, 08/15/2028		23,768
91,307	6.00%, 09/15/2028		104,603
154,756	6.00%, 10/15/2028		177,321
249,470	6.00%, 11/15/2028		285,930
154,427	6.00%, 12/15/2028		176,931
5,275	6.00%, 12/15/2031		6,194
32,967	6.00%, 09/15/2032		39,501
11,146	6.00%, 11/15/2032		13,074
20,504	6.00%, 01/15/2033		23,489
2,149	6.00%, 04/15/2033		2,462
132,848	6.00%, 06/15/2033		158,647
49,177	6.00%, 10/15/2033		57,733
7,121	6.00%, 11/15/2033		8,357
120,326	6.00%, 10/15/2034		141,190
62,688	6.00%, 01/15/2035		71,816
8,072	6.00%, 05/15/2035		9,248
19,893	6.00%, 06/15/2035		23,028
1,143	6.50%, 03/15/2026		1,319
5,536	6.50%, 01/15/2028		6,385
439	6.50%, 02/15/2028		506
86,141	6.50%, 03/15/2028		99,342
162,492	6.50%, 04/15/2028		187,386
56,864	6.50%, 05/15/2028		65,578
223,579	6.50%, 06/15/2028		257,839
14,358	6.50%, 10/15/2028		16,558
4,529	6.50%, 02/15/2035		5,410
29,579	7.00%, 11/15/2031		34,613
14,233	7.00%, 03/15/2032		16,588
1,606,023	7.00%, 11/15/2032		1,989,695
228,913	7.00%, 01/15/2033		279,142
250,690	7.00%, 05/15/2033		304,303
48,328	7.00%, 07/15/2033		57,832
298,703	7.00%, 11/15/2033		362,615
120,426	7.50%, 09/16/2035		138,866
234	8.00%, 09/15/2026		264
147	8.00%, 11/15/2026		165
13,809	8.00%, 12/15/2026		16,621
169	8.00%, 09/15/2027		179
9,004	8.00%, 07/15/2029		10,835

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$5,403	8.00%, 10/15/2029	$	5,479
3,976	8.00%, 11/15/2029		3,993
22,575	8.00%, 12/15/2029		24,283
4,849	8.00%, 01/15/2030		5,118
6,787	8.00%, 02/15/2030		7,039
1,150	8.00%, 03/15/2030		1,174
59,763	8.00%, 04/15/2030		60,835
11,488	8.00%, 05/15/2030		11,935
49,152	8.00%, 06/15/2030		52,747
3,865	8.00%, 07/15/2030		4,325
77,570	8.00%, 08/15/2030		80,245
17,307	8.00%, 09/15/2030		17,920
10,447	8.00%, 11/15/2030		10,779
177,247	8.00%, 12/15/2030		202,544
276	8.00%, 02/15/2031		292
8,619	9.00%, 06/15/2022		8,762

			6,187,253

	Total U.S. Government Agencies (cost $19,838,243)		21,081,358

U.S. Government Securities - 11.9%
	U.S. Treasury Securities - 11.9%
	U.S. Treasury Bonds - 3.5%
20,850,000	2.50%, 02/15/2045		21,547,182
1,470,000	2.50%, 02/15/2046		1,519,383
10,450,800	2.88%, 05/15/2043		11,636,318
8,995,000	3.13%, 08/15/2044		10,497,795
4,630,000	3.38%, 05/15/2044		5,649,142
22,000,000	4.38%, 02/15/2038		30,686,568
1,750,000	6.00%, 02/15/2026		2,425,937

			83,962,325

	U.S. Treasury Notes - 8.4%
3,925,000	0.63%, 08/31/2017		3,923,928
3,800,000	0.63%, 09/30/2017		3,798,218
11,800,000	1.00%, 09/15/2017		11,836,415
10,225,000	1.25%, 03/31/2021		10,278,518
2,025,000	1.38%, 09/30/2020		2,049,126
5,570,000	1.38%, 01/31/2021		5,630,925
43,930,000	1.50%, 03/31/2023		44,244,012
37,000,000	1.63%, 07/31/2019		37,771,783
17,835,000	1.75%, 09/30/2019		18,279,484
4,380,000	2.00%, 02/15/2025		4,535,696
975,000	2.00%, 08/15/2025		1,008,973
1,235,000	2.13%, 05/15/2025		1,291,154
16,670,000	2.25%, 11/15/2024		17,600,519
11,935,000	2.38%, 08/15/2024		12,716,372
13,750,000	2.75%, 02/15/2019		14,373,040
7,650,000	2.75%, 11/15/2023		8,335,807
3,390,000	2.75%, 02/15/2024		3,699,073

			201,373,043

	Total U.S. Government Securities (cost $265,271,262)		285,335,368

	Total Long-Term Investments (cost $1,940,202,545)		2,382,633,481
Short-Term Investments - 0.5%
	Other Investment Pools & Funds - 0.5%
11,522,449	Federated Prime Obligations Fund		11,522,449

	Total Short-Term Investments (cost $11,522,449)		11,522,449

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Total Investments (cost $1,951,724,994)^	99.9%	$	2,394,155,930
Other Assets and Liabilities	0.1%		2,198,410

Total Net Assets	100.0%	$	2,396,354,340

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$487,179,557
Unrealized Depreciation	(44,748,621)

Net Unrealized Appreciation	$442,430,936

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2016, the aggregate fair value of these securities was $21,330,012, which represents 0.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security		Cost
08/2011	11,702,200	Allstar Co.	$	5,090,681
11/2013	163,241	Tory Burch LLC		12,794,224

			$	17,884,905

At September 30, 2016, the aggregate value of these securities was $21,330,012, which represents 0.9% of total net assets.

(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2016, the aggregate value of these securities was $145,167,577, which represents 6.1% of total net assets.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2016.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Represents or includes a TBA transaction.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $1,965,656 at September 30, 2016.

Futures Contracts Outstanding at September 30, 2016
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	126	12/20/2016	$16,500,753	$16,521,750	$20,997

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

U.S. Ultra Bond Future	5	12/20/2016	920,278	$	919,375	(903)

Total						$20,094

Total futures contracts						$20,094

TBA Sale Commitments Outstanding at September 30, 2016
Description		Principal Amount	Maturity Date		Market Value †		Unrealized Appreciation/ (Depreciation)
FHLMC, 4.50%	$	5,000,000	10/01/2046	$	(5,474,512)	$	(8,090)

Total (proceeds $5,466,422)				$	(5,474,512)	$	(8,090)

At September 30, 2016, the aggregate market value of these securities represents (0.2)% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	United School District

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Banks	$128,843,057	$128,843,057	$—	$—
Capital Goods	115,059,631	115,059,631	—	—
Commercial & Professional Services	16,148,677	16,148,677	—	—
Consumer Durables & Apparel	40,012,127	40,012,127	—	—
Consumer Services	24,644,489	24,644,489	—	—
Diversified Financials	68,689,969	68,689,969	—	—
Energy	108,209,883	108,209,883	—	—
Food & Staples Retailing	26,232,472	26,232,472	—	—
Food, Beverage & Tobacco	92,537,874	72,469,605	20,068,269	—
Health Care Equipment & Services	81,781,944	81,781,944	—	—
Household & Personal Products	14,932,102	14,932,102	—	—
Insurance	62,658,311	62,658,311	—	—
Materials	31,054,818	31,054,818	—	—
Media	40,258,662	40,258,662	—	—
Pharmaceuticals, Biotechnology & Life Sciences	198,419,251	151,746,449	46,672,802	—
Retailing	60,155,794	38,825,782	—	21,330,012
Semiconductors & Semiconductor Equipment	74,194,973	74,194,973	—	—
Software & Services	129,831,560	129,831,560	—	—
Technology Hardware & Equipment	111,124,259	111,124,259	—	—
Telecommunication Services	9,506,622	9,506,622	—	—
Transportation	17,452,018	17,452,018	—	—
Utilities	34,939,485	34,939,485	—	—
Asset & Commercial Mortgage Backed Securities	72,818,968	—	72,818,968	—
Corporate Bonds	477,220,863	—	477,220,863	—
Foreign Government Obligations	7,921,361	—	7,921,361	—
Municipal Bonds	31,567,585	—	31,567,585	—
U.S. Government Agencies	21,081,358	—	21,081,358	—
U.S. Government Securities	285,335,368	—	285,335,368	—
Short-Term Investments	11,522,449	11,522,449	—	—
Futures Contracts(2)	20,997	20,997	—	—

Total	$2,394,176,927	$1,410,160,341	$962,686,574	$21,330,012

Liabilities
Futures Contracts(2)	$(903)	$(903)	$—	$—
TBA Sale Commitments	(5,474,512)	—	(5,474,512)	—

Total	$(5,475,415)	$(903)	$(5,474,512)	$—

(1) For the nine-month period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2016:

	Common Stocks	Total

Beginning balance	$ 19,755,780	$ 19,755,780
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	1,574,232	1,574,232

Transfers into Level 3	-	-
Transfers out of Level 3	-	-

Ending balance	$ 21,330,012	$ 21,330,012

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2016 was $1,574,232.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Capital Appreciation HLS Fund
Schedule of Investments September 30, 2016 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 95.7%
	Automobiles & Components - 1.5%
661,023	Delphi Automotive plc	$	47,144,161
880,810	Goodyear Tire & Rubber Co.		28,450,163
173,200	Magna International, Inc.		7,435,210

			83,029,534

	Banks - 5.7%
5,691,000	China Construction Bank Corp. Class H		4,274,159
1,122,939	Citigroup, Inc.		53,036,409
246,765	ING Groep N.V.		3,046,464
2,601,500	Itau Unibanco Holding S.A. ADR		28,460,410
1,461,047	JP Morgan Chase & Co.		97,291,120
112,775	M&T Bank Corp.		13,093,177
457,002	Nordea Bank AB		4,538,246
856,085	PNC Financial Services Group, Inc.		77,124,698
2,506,200	Sberbank of Russia PJSC ADR		23,526,762
360,121	Wells Fargo & Co.		15,946,158

			320,337,603

	Capital Goods - 4.5%
90,715	3M Co.		15,986,705
669,265	AerCap Holdings N.V.*		25,760,010
123,027	Airbus Group SE		7,461,728
196,900	Boeing Co.		25,939,606
53,247	Caterpillar, Inc.		4,726,736
429,185	Eaton Corp. plc		28,201,746
117,598	Fastenal Co.		4,913,244
132,826	Fortive Corp.		6,760,843
51,070	General Dynamics Corp.		7,924,021
350,600	HF Global, Inc.(1)(2)(3)		5,486,890
294,841	Honeywell International, Inc.		34,375,512
68,559	Lockheed Martin Corp.		16,434,964
61,456	Middleby Corp.*		7,597,191
181,786	Owens Corning		9,705,555
826,030	Sanwa Holdings Corp.		7,996,785
80,120	Schneider Electric SE		5,573,450
206,404	Siemens AG		24,202,972
32,860	TransDigm Group, Inc.*		9,500,483
38,951	Wabco Holdings, Inc.*		4,422,107

			252,970,548

	Commercial & Professional Services - 1.1%
68,926	Clean Harbors, Inc.*		3,307,069
38,600	Dun & Bradstreet Corp.		5,273,532
107,568	Equifax, Inc.		14,476,501
897,901	IHS Markit Ltd.*		33,716,183
131,370	TransUnion*		4,532,265

			61,305,550

	Consumer Durables & Apparel - 2.5%
40,476,035	Global Brands Group Holding Ltd.*		4,149,044
190,869	Harman International Industries, Inc.		16,118,887
216,032	Kate Spade & Co.*		3,700,628
339,551	Lennar Corp. Class A		14,376,589
179,500	Newell Brands, Inc.		9,452,470
664,548	NIKE, Inc. Class B		34,988,452
177,531	Pandora A/S		21,502,484
178,749	Persimmon plc		4,202,849
259,670	PulteGroup, Inc.		5,203,787
96,357	Ralph Lauren Corp.		9,745,547
367,180	Toll Brothers, Inc.*		10,963,995
142,343	Under Armour, Inc. Class C*		4,819,734

			139,224,466

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	Consumer Services - 1.2%
7,728	Chipotle Mexican Grill, Inc.*	$	3,272,808
311,725	Hilton Worldwide Holdings, Inc.		7,147,854
39,011	Jack in the Box, Inc.		3,742,715
340,418	Las Vegas Sands Corp.		19,587,652
171,824	McDonald’s Corp.		19,821,617
51,566	Panera Bread Co. Class A*		10,040,931
58,697	Starbucks Corp.		3,177,856
34,620	Wyndham Worldwide Corp.		2,330,965

			69,122,398

	Diversified Financials - 3.4%
415,639	American Express Co.		26,617,521
412,262	Banca Generali S.p.A.		7,913,092
103,245	BlackRock, Inc.		37,422,183
433,200	Gores Holdings, Inc. Class A*		4,678,560
58,631	Intercontinental Exchange, Inc.		15,792,846
2,679,655	LendingClub Corp. PIPE*		16,560,268
540,260	OneMain Holdings, Inc.*		16,721,047
375,961	Raymond James Financial, Inc.		21,884,690
284,486	S&P Global, Inc.		36,004,548
750,000	Saban Capital Acquisition Corp. UNIT*		7,560,000
252,420	WisdomTree Investments, Inc.		2,597,402

			193,752,157

	Energy - 5.6%
457,071	Anadarko Petroleum Corp.		28,960,019
567,828	Cabot Oil & Gas Corp.		14,649,962
368,844	Canadian Natural Resources Ltd.		11,817,762
221,204	Chevron Corp.		22,766,316
287,224	Continental Resources, Inc.*		14,924,159
218,607	Diamondback Energy, Inc.*		21,104,320
146,771	Eni S.p.A.		2,115,012
56,385	EOG Resources, Inc.		5,452,993
411,368	Halliburton Co.		18,462,196
111,102	Helmerich & Payne, Inc.		7,477,165
69,033	Hess Corp.		3,701,549
371,385	HollyFrontier Corp.		9,098,932
1,396,534	Karoon Gas Australia Ltd.*		1,439,172
464,492	Kinder Morgan, Inc.		10,743,700
1,090,434	Marathon Oil Corp.		17,239,762
107,057	Newfield Exploration Co.*		4,652,697
140,245	Petroleo Brasileiro S.A. ADR*		1,308,486
213,800	Phillips 66		17,221,590
186,722	Pioneer Natural Resources Co.		34,664,939
228,987	QEP Resources, Inc.		4,472,116
564,601	Repsol S.A.		7,669,664
4,059,313	Rosneft PJSC GDR		22,203,874
207,110	Royal Dutch Shell plc Class B		5,369,466
634,821	Suncor Energy, Inc.		17,635,327
121,277	Total S.A.		5,768,002
228,140	WPX Energy, Inc.*		3,009,167

			313,928,347

	Food & Staples Retailing - 1.4%
481,301	Costco Wholesale Corp.		73,403,215
148,205	Seven & I Holdings Co., Ltd.		7,006,430

			80,409,645

	Food, Beverage & Tobacco - 3.8%
23,642	Anheuser-Busch InBev N.V.		3,109,107
746,300	BRF S.A. ADR		12,731,878
426,513	British American Tobacco plc		27,201,296
639,989	Coca-Cola Co.		27,084,334
321,526	Molson Coors Brewing Co. Class B		35,303,555
684,956	Mondelez International, Inc. Class A		30,069,568
164,311	Monster Beverage Corp.*		24,122,498

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

162,979	PepsiCo, Inc.	$	17,727,226
229,418	Philip Morris International, Inc.		22,304,018
230,300	Post Holdings, Inc.*		17,772,251

			217,425,731

	Health Care Equipment & Services - 5.9%
31,800	ABIOMED, Inc.*		4,088,844
503,800	Acadia Healthcare Co., Inc.*		24,963,290
43,713	Align Technology, Inc.*		4,098,094
31,933	athenahealth, Inc.*		4,027,390
108,580	Becton Dickinson and Co.		19,515,083
741,340	Boston Scientific Corp.*		17,643,892
260,448	Cardinal Health, Inc.		20,236,810
10,335,549	CareView Communications, Inc.*		1,033,555
3,596,874	Corindus Vascular Robotics, Inc.*		3,992,530
42,417	Danaher Corp.		3,325,069
247,685	DENTSPLY SIRONA, Inc.		14,719,920
82,034	DexCom, Inc.*		7,191,100
41,182	Edwards Lifesciences Corp.*		4,964,902
606,062	Envision Healthcare Holdings, Inc.*		13,497,001
54,107	Essilor International S.A.		6,979,557
675,744	HCA Holdings, Inc.*		51,106,519
142,138	Hologic, Inc.*		5,519,218
105,968	Insulet Corp.*		4,338,330
374,034	McKesson Corp.		62,370,169
364,750	Medtronic plc		31,514,400
844,292	Senseonics Holdings, Inc.*		3,292,739
167,180	UnitedHealth Group, Inc.		23,405,200
90,050	Veeva Systems, Inc. Class A*		3,717,264

			335,540,876

	Household & Personal Products - 1.1%
74,289	Beiersdorf AG		7,012,360
456,077	Colgate-Palmolive Co.		33,813,549
502,427	Coty, Inc. Class A*		11,709,886
100,974	Estee Lauder Cos., Inc. Class A		8,942,258

			61,478,053

	Insurance - 5.6%
347,424	American International Group, Inc.		20,616,140
338,563	Arthur J Gallagher & Co.		17,222,700
288,301	Assicurazioni Generali S.p.A.		3,518,405
812,713	Chubb Ltd.		102,117,388
534,202	Delta Lloyd N.V.		2,450,169
14,271	Markel Corp.*		13,254,477
370,848	Marsh & McLennan Cos., Inc.		24,939,528
1,163,965	MetLife, Inc.		51,714,965
477,408	Principal Financial Group, Inc.		24,591,286
396,000	Prudential Financial, Inc.		32,333,400
171,300	Tokio Marine Holdings, Inc.		6,569,352
303,638	Unum Group		10,721,458
33,171	Zurich Insurance Group AG*		8,554,601

			318,603,869

	Materials - 3.8%
42,735	Agrium, Inc.		3,875,637
608,784	Anglo American plc*		7,592,020
1,184,228	BHP Billiton plc		17,809,072
9,497	BRAAS Monier Building Group S.A.		277,961
310,167	Celanese Corp. Series A		20,644,716
421,360	CF Industries Holdings, Inc.		10,260,116
311,422	CRH plc		10,309,347
513,399	Dow Chemical Co.		26,609,470
7,939,309	Glencore plc*		21,739,188
191,442	International Paper Co.		9,185,387
10,381,329	Ivanhoe Mines Ltd. Class A*		18,041,412
179,203	LafargeHolcim Ltd.*		9,706,546

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

590,700	Methanex Corp.	$	21,044,489
291,575	Platform Specialty Products Corp.*		2,364,673
113,877	Praxair, Inc.		13,759,758
193,853	Reliance Steel & Aluminum Co.		13,963,232
110,179	Wacker Chemie AG		9,291,755

			216,474,779

	Media - 1.4%
182,422	John Wiley & Sons, Inc. Class A		9,414,799
932,882	SES S.A.		22,906,776
2,651,095	Sky plc		30,726,458
773,900	Twenty-First Century Fox, Inc. Class A		18,743,858
29,800	Weinstein Co. LLC*(1)(2)(3)		—

			81,791,891

	Pharmaceuticals, Biotechnology & Life Sciences - 10.2%
296,864	Alkermes plc*		13,961,514
339,209	Allergan plc*		78,123,225
124,166	AstraZeneca plc		8,039,977
29,858	Biogen, Inc.*		9,346,450
2,159,636	Bristol-Myers Squibb Co.		116,447,573
94,500	Celgene Corp.*		9,878,085
163,300	Eisai Co., Ltd.		10,213,356
544,896	Hikma Pharmaceuticals plc		14,233,604
29,000	Illumina, Inc.*		5,268,140
233,092	Incyte Corp.*		21,978,245
34,501	Ionis Pharmaceuticals, Inc.*		1,264,117
340,982	Johnson & Johnson		40,280,204
1,162,157	Merck & Co., Inc.		72,530,218
38,051	Mettler-Toledo International, Inc.*		15,974,951
531,671	Mylan N.V.*		20,267,298
1,139,182	Novavax, Inc.*		2,369,498
676,400	Ono Pharmaceutical Co., Ltd.		18,885,391
159,460	Regeneron Pharmaceuticals, Inc.*		64,106,109
34,412	Roche Holding AG		8,551,327
88,481	TESARO, Inc.*		8,869,335
282,359	Teva Pharmaceutical Industries Ltd. ADR		12,991,338
2,346,891	TherapeuticsMD, Inc.*		15,982,328
54,500	Thermo Fisher Scientific, Inc.		8,668,770

			578,231,053

	Real Estate - 2.0%
251,998	American Tower Corp. REIT		28,558,933
218,286	Castellum AB		3,270,352
547,537	Columbia Property Trust, Inc. REIT		12,259,354
14,694	Equinix, Inc. REIT		5,293,514
788,786	Host Hotels & Resorts, Inc. REIT		12,281,398
47,807	ICADE REIT		3,730,284
91,558	Public Storage REIT		20,430,252
446,311	STORE Capital Corp. REIT		13,152,785
323,687	Vonovia SE		12,270,695

			111,247,567

	Retailing - 4.7%
29,319	Advance Auto Parts, Inc.		4,372,049
8,451,700	Allstar Co.*(1)(2)(3)		9,550,421
28,413	Amazon.com, Inc.*		23,790,489
264,911	CarMax, Inc.*		14,133,002
108,633	Dick’s Sporting Goods, Inc.		6,161,664
240,809	Expedia, Inc.		28,107,227
119,486	Home Depot, Inc.		15,375,459
17,385	Honest Co.(1)(2)(3)		650,373
54,939	L Brands, Inc.		3,888,033
233,786	Lowe’s Cos., Inc.		16,881,687
492,740	Netflix, Inc.*		48,559,527
16,558	Priceline Group, Inc.*		24,364,931
142,766	Signet Jewelers Ltd.		10,640,350

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

264,468	TJX Cos., Inc.	$	19,776,917
280,504	Tory Burch LLC*(1)(2)(3)		13,929,804
323,178	TripAdvisor, Inc.*		20,418,386
112,839	Wayfair, Inc. Class A*		4,442,471

			265,042,790

	Semiconductors & Semiconductor Equipment - 3.7%
128,642	Analog Devices, Inc.		8,290,977
184,976	Broadcom Ltd.		31,912,060
968,005	Intel Corp.		36,542,189
119,894	Maxim Integrated Products, Inc.		4,787,367
150,844	Mellanox Technologies Ltd.*		6,524,003
133,014	Microchip Technology, Inc.		8,265,490
279,776	Micron Technology, Inc.*		4,974,417
481,832	NXP Semiconductors N.V.*		49,151,682
134,454	QUALCOMM, Inc.		9,210,099
98,295	Silicon Motion Technology Corp. ADR		5,090,698
215,895	SK Hynix, Inc.		7,925,487
273,065	Skyworks Solutions, Inc.		20,791,169
1,570,567	SunPower Corp.*		14,009,458

			207,475,096

	Software & Services - 14.3%
380,300	58.com, Inc. ADR*		18,125,098
178,744	Accenture plc Class A		21,837,154
853,088	Activision Blizzard, Inc.		37,791,798
208,554	Adobe Systems, Inc.*		22,636,451
308,035	Akamai Technologies, Inc.*		16,322,775
502,513	Alibaba Group Holding Ltd. ADR*		53,160,850
16,442	Alliance Data Systems Corp.*		3,527,302
26,066	Alphabet, Inc. Class A*		20,958,628
114,509	Alphabet, Inc. Class C*		89,006,701
208,624	Autodesk, Inc.*		15,089,774
206,961	Automatic Data Processing, Inc.		18,253,960
1,107,393	Cadence Design Systems, Inc.*		28,271,743
10,448	Capgemini S.A.		1,023,210
422,500	Cognizant Technology Solutions Corp. Class A*		20,157,475
23,630	CoStar Group, Inc.*		5,116,604
184,967	Dropbox, Inc. Class B(1)(2)(3)		2,077,179
207,122	Envestnet, Inc.*		7,549,597
589,833	Facebook, Inc. Class A*		75,657,879
12,515	FleetCor Technologies, Inc.*		2,174,231
894,917	Genpact Ltd.*		21,433,262
712,092	Global Payments, Inc.		54,660,182
140,679	GoDaddy, Inc. Class A*		4,857,646
700,130	Just Eat plc*		4,854,264
1,325,083	Microsoft Corp.		76,324,781
522,765	Mobileye N.V.*		22,254,106
40,200	Nintendo Co., Ltd.		10,763,650
116,113	PayPal Holdings, Inc.*		4,757,150
161,945	Quotient Technology, Inc.*		2,155,488
139,024	Salesforce.com, Inc.*		9,916,582
443,750	ServiceNow, Inc.*		35,122,813
178,154	SS&C Technologies Holdings, Inc.		5,727,651
3,900	Trade Desk, Inc. Class A*		113,919
20,810	Ultimate Software Group, Inc.*		4,253,356
213,478	VeriSign, Inc.*		16,702,519
208,104	Visa, Inc. Class A		17,210,201
357,406	Workday, Inc. Class A*		32,770,556
105,505	Zendesk, Inc.*		3,240,059
434,105	Zillow Group, Inc. Class A*		14,954,917
209,088	Zillow Group, Inc. Class C*		7,244,899

			808,056,410

	Technology Hardware & Equipment - 3.7%
223,072	Amphenol Corp. Class A		14,481,834
105,338	Apple, Inc.		11,908,461

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

78,092	Arista Networks, Inc.*	$	6,644,067
607,000	Catcher Technology Co., Ltd.		4,966,788
1,456,708	Cisco Systems, Inc.		46,206,778
192,800	Motorola Solutions, Inc.		14,706,784
653,524	Nokia Oyj		3,788,053
44,613	ParkerVision, Inc. PIPE		190,051
414,448	ParkerVision, Inc.*		1,765,549
519,368	Pure Storage, Inc. Class A*		7,037,437
44,400	Samsung Electronics Co., Ltd.		64,680,231
567,552	Trimble Navigation Ltd.*		16,209,285
240,459	Western Digital Corp.		14,059,638

			206,644,956

	Telecommunication Services - 1.1%
91,248	Millicom International Cellular S.A.		4,727,684
199,300	Nippon Telegraph & Telephone Corp.		9,115,175
270,800	NTT DoCoMo, Inc.		6,879,132
278,260	Telenor ASA		4,784,929
626,107	Verizon Communications, Inc.		32,545,042
4,078,528	Zegona Communications plc		5,869,232

			63,921,194

	Transportation - 4.8%
198,268	Alaska Air Group, Inc.		13,057,930
934,700	American Airlines Group, Inc.		34,219,367
361,953	Canadian National Railway Co.		23,660,268
779,933	CSX Corp.		23,787,956
131,589	Deutsche Post AG		4,119,849
279,231	FedEx Corp.		48,776,071
209,691	Genesee & Wyoming, Inc. Class A*		14,458,194
161,662	J.B. Hunt Transport Services, Inc.		13,117,255
4,628,000	Jiangsu Expressway Co., Ltd. Class H		6,422,416
159,030	Knight Transportation, Inc.		4,562,571
720,946	Swift Transportation Co.*		15,478,711
407,628	Union Pacific Corp.		39,755,959
274,295	United Parcel Service, Inc. Class B		29,996,901

			271,413,448

	Utilities - 2.7%
353,269	Avangrid, Inc.		14,759,579
1,380,256	Centrica plc		4,081,085
23,701,000	China Longyuan Power Group Corp. Ltd. Class H		19,420,339
232,765	Dominion Resources, Inc.		17,287,457
293,501	E.ON SE		2,086,055
53,084	Edison International		3,835,319
474,557	Exelon Corp.		15,798,003
237,195	Gas Natural SDG S.A.		4,876,266
202,571	National Grid plc		2,860,872
142,956	NextEra Energy, Inc.		17,486,378
373,518	OGE Energy Corp.		11,810,639
291,784	PG&E Corp.		17,848,427
521,000	Power Assets Holdings Ltd.		5,098,334
281,499	RWE AG*		4,861,349
90,100	Sempra Energy		9,657,819
29,350	Uniper SE*		359,541

			152,127,462

	Total Common Stocks (cost $5,049,356,728)		5,409,555,423

Exchange Traded Funds - 1.6%
	Other Investment Pools & Funds - 1.6%
407,585	SPDR S&P 500 ETF Trust		88,160,636

	Total Exchange Traded Funds (cost $87,977,182)		88,160,636

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Preferred Stocks - 1.1%
	Consumer Durables & Apparel - 0.0%
127,917	One Kings Lane, Inc. * (1)(2)(3)		$	133,034

	Consumer Services - 0.1%
16,619	Airbnb, Inc. Series E * (1)(2)(3)			1,744,995
161,097	DraftKings, Inc. Series D * (1)(2)(3)			639,555
139,659	DraftKings, Inc. Series D-1 * (1)(2)(3)			729,020

				3,113,570

	Diversified Financials - 0.1%
284,119	Social Finance, Inc. * (1)(2)(3)			4,482,346

	Software & Services - 0.9%
56,702	Cloudera, Inc. * (1)(2)(3)			1,017,234
29,504	Magic Leap Inc. Series C * (1)(2)(3)			679,566
50,200	Nanigans, Inc. * (1)(2)(3)			380,516
793,410	Pinterest, Inc. Series G * (1)(2)(3)			5,173,033
20,891	Sharecare * (1)(2)(3)			5,220,034
815,160	Uber Technologies, Inc. * (1)(2)(3)			39,757,169
293,655	Zuora, Inc. Series F * (1)(2)(3)			1,289,146

				53,516,698

	Telecommunication Services - 0.0%
3,739	DocuSign, Inc. Series B * (1)(2)(3)			72,574
1,120	DocuSign, Inc. Series B-1 * (1)(2)(3)			21,739
2,687	DocuSign, Inc. Series D * (1)(2)(3)			52,155
58,183	DocuSign, Inc. Series E * (1)(2)(3)			1,129,332

				1,275,800

	Total Preferred Stocks (cost $37,533,508)			62,521,448

Convertible Preferred Stocks - 0.0%
	Retailing - 0.0%
40,566	Honest Co. Series C * (1)(2)(3)			1,517,574

	Total Convertible Preferred Stocks (cost $1,097,606)			1,517,574

	Total Long-Term Investments (cost $5,175,965,024)			5,561,755,081
Short-Term Investments - 1.2%
	Other Investment Pools & Funds - 1.2%
69,955,294	BlackRock Liquidity Funds TempFund Portfolio			69,955,294

	Total Short-Term Investments (cost $69,955,294)			69,955,294

	Total Investments (cost $5,245,920,318)^	99.6%	$	5,631,710,375
	Other Assets and Liabilities	0.4%		21,977,336

	Total Net Assets	100.0%	$	5,653,687,711

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$637,365,109
Unrealized Depreciation	(251,575,052)

Net Unrealized Appreciation	$385,790,057

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2016, the aggregate fair value of these securities was $95,733,689, which represents 1.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security		Cost
06/2015	16,619	Airbnb, Inc. Series E Preferred	$	1,547,136
08/2011	8,451,700	Allstar Co.		3,676,649
02/2014	56,702	Cloudera, Inc. Preferred		825,581
02/2014	3,739	DocuSign, Inc. Series B Preferred		49,102
02/2014	1,120	DocuSign, Inc. Series B-1 Preferred		14,708
02/2014	2,687	DocuSign, Inc. Series D Preferred		35,287
02/2014	58,183	DocuSign, Inc. Series E Preferred		764,083
07/2015	161,097	DraftKings, Inc. Series D Preferred		867,652
08/2015	139,659	DraftKings, Inc. Series D-1 Preferred		1,070,544
05/2012	184,967	Dropbox, Inc. Class B		1,674,267
06/2015	350,600	HF Global, Inc.		4,713,607
08/2014	17,385	Honest Co.		470,391
08/2014	40,566	Honest Co. Series C Convertible Preferred		1,097,606
12/2015	29,504	Magic Leap Inc. Series C Preferred		679,566
03/2015	50,200	Nanigans, Inc. Preferred		548,109
01/2014	127,917	One Kings Lane, Inc. Preferred		1,972,096
03/2015	793,410	Pinterest, Inc. Series G Preferred		5,695,963
03/2015	20,891	Sharecare Preferred		5,220,034
09/2015	284,119	Social Finance, Inc. Preferred		4,482,346
11/2013	280,504	Tory Burch LLC		21,984,886
06/2014	815,160	Uber Technologies, Inc. Preferred		12,645,618
03/2016	29,800	Weinstein Co. LLC		27,950,957
01/2015	293,655	Zuora, Inc. Series F Preferred		1,115,683

			$	99,101,871

At September 30, 2016, the aggregate value of these securities was $95,733,689, which represents 1.7% of total net assets.

(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2016, the aggregate value of these securities was $95,733,689, which represents 1.7% of total net assets.

Foreign Currency Contracts Outstanding at September 30, 2016
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	12/21/16	CSFB	$ 13,687,334	$13,699,406	$(12,072)
EUR	Sell	12/21/16	CBA	13,686,787	13,699,406	(12,619)
EUR	Sell	12/21/16	SSG	13,685,241	13,700,534	(15,293)
EUR	Sell	12/21/16	RBC	13,681,904	13,699,406	(17,502)
GBP	Sell	12/21/16	BCLY	4,810,620	4,683,482	127,138

Total						$69,652

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBA	Commonwealth Bank of Australia
CSFB	Credit Suisse First Boston Corp.
RBC	RBC Dominion Securities, Inc.
SSG	State Street Global Markets LLC

Currency Abbreviations:
EUR	Euro
GBP	British Pound

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
PIPE	Private Investment in Public Equity
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$83,029,534	$83,029,534	$—	$—
Banks	320,337,603	287,998,436	32,339,167	—
Capital Goods	252,970,548	202,248,723	45,234,935	5,486,890
Commercial & Professional Services	61,305,550	61,305,550	—	—
Consumer Durables & Apparel	139,224,466	109,370,089	29,854,377	—
Consumer Services	69,122,398	69,122,398	—	—
Diversified Financials	193,752,157	185,839,065	7,913,092	—
Energy	313,928,347	269,363,157	44,565,190	—
Food & Staples Retailing	80,409,645	73,403,215	7,006,430	—
Food, Beverage & Tobacco	217,425,731	187,115,328	30,310,403	—
Health Care Equipment & Services	335,540,876	328,561,319	6,979,557	—
Household & Personal Products	61,478,053	54,465,693	7,012,360	—
Insurance	318,603,869	297,511,342	21,092,527	—
Materials	216,474,779	139,748,890	76,725,889	—
Media	81,791,891	28,158,657	53,633,234	—
Pharmaceuticals, Biotechnology & Life Sciences	578,231,053	518,307,398	59,923,655	—
Real Estate	111,247,567	91,976,236	19,271,331	—
Retailing	265,042,790	240,912,192	—	24,130,598
Semiconductors & Semiconductor Equipment	207,475,096	199,549,609	7,925,487	—
Software & Services	808,056,410	789,338,107	16,641,124	2,077,179
Technology Hardware & Equipment	206,644,956	133,209,884	73,435,072	—
Telecommunication Services	63,921,194	32,545,042	31,376,152	—
Transportation	271,413,448	260,871,183	10,542,265	—
Utilities	152,127,462	108,843,162	43,284,300	—
Exchange Traded Funds	88,160,636	88,160,636	—	—
Preferred Stocks	62,521,448	—	—	62,521,448
Convertible Preferred Stocks	1,517,574	—	—	1,517,574
Short-Term Investments	69,955,294	69,955,294	—	—
Foreign Currency Contracts(2)	127,138	—	127,138	—

Total	$5,631,837,513	$4,910,910,139	$625,193,685	$95,733,689

Liabilities
Foreign Currency Contracts(2)	$(57,486)	$—	$(57,486)	$—

Total	$(57,486)	$—	$(57,486)	$—

(1) For the nine-month period ended September 30, 2016, investments valued at $17,535,320 were transferred from Level 1 to Level 2 due to the application of a systematic fair valuation model factor, and there were no transfers from Level 2 to Level 1.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2016:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Total
Beginning balance	$37,711,677	$63,535,697	$1,838,857	$103,086,231
Purchases	-	-	-	-
Sales	(7,360,995)	(332,175)	-	(7,693,170)
Accrued discounts/(premiums)	-	-	-	-
Total realized gain/(loss)	(3,966)	(23,226)	-	(27,192)

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Net change in unrealized appreciation/depreciation	1,441,763	(658,848)	(321,283)	461,632

Transfers into Level 3	-	-	-	-
Transfers out of Level 3(1)	(93,812)	-	-	(93,812)
Ending balance	$31,694,667	$62,521,448	$1,517,574	$95,733,689

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2016 was $(773).

(1)	Investments were transferred out of Level 3 due to expired trading restrictions.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Disciplined Equity HLS Fund
Schedule of Investments September 30, 2016 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 98.7%
	Banks - 7.8%
820,277	Bank of America Corp.	$	12,837,335
225,410	Citigroup, Inc.		10,646,114
257,355	JP Morgan Chase & Co.		17,137,270
136,055	PNC Financial Services Group, Inc.		12,257,195

			52,877,914

	Capital Goods - 5.1%
96,779	Fortune Brands Home & Security, Inc.		5,622,860
107,312	Honeywell International, Inc.		12,511,506
77,104	Illinois Tool Works, Inc.		9,240,143
45,909	Snap-on, Inc.		6,976,332

			34,350,841

	Commercial & Professional Services - 4.0%
85,745	Equifax, Inc.		11,539,562
142,915	Nielsen Holdings plc		7,655,957
94,089	Verisk Analytics, Inc. Class A*		7,647,554

			26,843,073

	Consumer Durables & Apparel - 2.2%
96,032	NIKE, Inc. Class B		5,056,085
171,623	VF Corp.		9,619,469

			14,675,554

	Consumer Services - 3.0%
244,968	Aramark		9,316,133
201,549	Starbucks Corp.		10,911,863

			20,227,996

	Diversified Financials - 3.0%
161,688	AMETEK, Inc.		7,725,453
63,517	S&P Global, Inc.		8,038,711
171,726	Synchrony Financial		4,808,328

			20,572,492

	Energy - 3.5%
119,257	Baker Hughes, Inc.		6,018,901
56,191	Concho Resources, Inc.*		7,717,834
100,731	EOG Resources, Inc.		9,741,695

			23,478,430

	Food & Staples Retailing - 3.3%
96,740	Costco Wholesale Corp.		14,753,817
268,425	Kroger Co.		7,966,854

			22,720,671

	Food, Beverage & Tobacco - 6.7%
226,412	Altria Group, Inc.		14,316,031
86,671	Molson Coors Brewing Co. Class B		9,516,476
323,423	Mondelez International, Inc. Class A		14,198,269
50,751	Monster Beverage Corp.*		7,450,754

			45,481,530

	Health Care Equipment & Services - 8.0%
134,946	Cerner Corp.*		8,332,916
132,240	HCA Holdings, Inc.*		10,001,311
65,421	McKesson Corp.		10,908,952
134,891	Medtronic plc		11,654,582
95,979	UnitedHealth Group, Inc.		13,437,060

			54,334,821

	Household & Personal Products - 3.8%
184,330	Colgate-Palmolive Co.		13,666,226
133,345	Estee Lauder Cos., Inc. Class A		11,809,033

			25,475,259

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	Insurance - 4.6%
108,866	Chubb Ltd.	$	13,679,013
151,804	Marsh & McLennan Cos., Inc.		10,208,819
219,251	XL Group Ltd.		7,373,411

			31,261,243

	Materials - 3.9%
163,102	Crown Holdings, Inc.*		9,311,493
82,209	Ecolab, Inc.		10,006,479
25,619	Sherwin-Williams Co.		7,087,753

			26,405,725

	Media - 2.2%
227,523	Comcast Corp. Class A		15,093,876

	Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
44,535	Allergan plc*		10,256,856
187,407	Bristol-Myers Squibb Co.		10,104,985
115,060	Eli Lilly & Co.		9,234,715
235,714	Merck & Co., Inc.		14,710,911
38,514	Thermo Fisher Scientific, Inc.		6,126,037

			50,433,504

	Retailing - 6.2%
11,703	AutoZone, Inc.*		8,991,883
130,473	Dollar Tree, Inc.*		10,298,234
162,206	Lowe’s Cos., Inc.		11,712,895
145,495	TJX Cos., Inc.		10,880,116

			41,883,128

	Semiconductors & Semiconductor Equipment - 1.4%
83,657	Analog Devices, Inc.		5,391,694
61,940	QUALCOMM, Inc.		4,242,890

			9,634,584

	Software & Services - 13.4%
59,279	Accenture plc Class A		7,242,115
83,066	Adobe Systems, Inc.*		9,015,984
20,642	Alphabet, Inc. Class A*		16,597,407
5,902	Alphabet, Inc. Class C*		4,587,566
99,867	Automatic Data Processing, Inc.		8,808,269
71,647	Electronic Arts, Inc.*		6,118,654
36,742	Facebook, Inc. Class A*		4,712,896
61,987	Genpact Ltd.*		1,484,589
23,243	GoDaddy, Inc. Class A*		802,581
60,558	Jack Henry & Associates, Inc.		5,180,737
118,529	Mastercard, Inc. Class A		12,062,696
173,825	Microsoft Corp.		10,012,320
45,434	Workday, Inc. Class A*		4,165,843

			90,791,657

	Technology Hardware & Equipment - 3.0%
182,723	Apple, Inc.		20,656,835

	Transportation - 1.2%
48,394	FedEx Corp.		8,453,464

	Utilities - 5.0%
181,952	American Electric Power Co., Inc.		11,683,138
108,782	NextEra Energy, Inc.		13,306,214
116,040	Pinnacle West Capital Corp.		8,817,880

			33,807,232

	Total Common Stocks (cost $540,377,755)		669,459,829

	Total Long-Term Investments (cost $540,377,755)		669,459,829

Short-Term Investments - 1.3%
	Other Investment Pools & Funds - 1.3%
8,627,252	BlackRock Liquidity Funds TempFund Portfolio		8,627,252

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Total Short-Term Investments (cost $8,627,252)			8,627,252

Total Investments (cost $549,005,007)^	100.0%	$	678,087,081
Other Assets and Liabilities	0.0%		(2,505)

Total Net Assets	100.0%	$	678,084,576

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive   property and service mark of MSCI, Inc. and Standard & Poor’s.

  For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for   financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$139,437,635
Unrealized Depreciation	(10,355,561)

Net Unrealized Appreciation	$129,082,074

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

 Fair Valuation Summary

 The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Banks	$52,877,914	$52,877,914	$—	$—
Capital Goods	34,350,841	34,350,841	—	—
Commercial & Professional Services	26,843,073	26,843,073	—	—
Consumer Durables & Apparel	14,675,554	14,675,554	—	—
Consumer Services	20,227,996	20,227,996	—	—
Diversified Financials	20,572,492	20,572,492	—	—
Energy	23,478,430	23,478,430	—	—
Food & Staples Retailing	22,720,671	22,720,671	—	—
Food, Beverage & Tobacco	45,481,530	45,481,530	—	—
Health Care Equipment & Services	54,334,821	54,334,821	—	—
Household & Personal Products	25,475,259	25,475,259	—	—
Insurance	31,261,243	31,261,243	—	—
Materials	26,405,725	26,405,725	—	—
Media	15,093,876	15,093,876	—	—
Pharmaceuticals, Biotechnology & Life Sciences	50,433,504	50,433,504	—	—
Retailing	41,883,128	41,883,128	—	—
Semiconductors & Semiconductor Equipment	9,634,584	9,634,584	—	—
Software & Services	90,791,657	90,791,657	—	—
Technology Hardware & Equipment	20,656,835	20,656,835	—	—
Transportation	8,453,464	8,453,464	—	—
Utilities	33,807,232	33,807,232	—	—
Short-Term Investments	8,627,252	8,627,252	—	—

Total	$678,087,081	$678,087,081	$—	$—

(1) For the nine-month period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Dividend and Growth HLS Fund
Schedule of Investments September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.8%
	Automobiles & Components - 1.2%
3,168,456	Ford Motor Co.	$38,243,264

	Banks - 10.4%
3,902,743	Bank of America Corp.	61,077,928
456,099	Bank of Nova Scotia	24,168,686
1,317,480	JP Morgan Chase & Co.	87,730,993
638,434	PNC Financial Services Group, Inc.	57,516,519
324,819	US Bancorp	13,931,487
2,137,954	Wells Fargo & Co.	94,668,603

		339,094,216

	Capital Goods - 4.7%
183,850	Boeing Co.	24,220,399
306,420	Caterpillar, Inc.	27,200,904
499,011	Eaton Corp. plc	32,790,013
357,692	Honeywell International, Inc.	41,703,310
111,996	Lockheed Martin Corp.	26,847,681

		152,762,307

	Commercial & Professional Services - 0.8%
473,910	Nielsen Holdings plc	25,387,359

	Consumer Services - 0.7%
1,078,884	Hilton Worldwide Holdings, Inc.	24,738,810

	Diversified Financials - 4.6%
132,960	BlackRock, Inc.	48,192,682
91,550	Goldman Sachs Group, Inc.	14,764,269
75,420	Intercontinental Exchange, Inc.	20,315,131
679,690	Invesco Ltd.	21,253,906
382,550	Northern Trust Corp.	26,009,574
674,911	Synchrony Financial	18,897,508

		149,433,070

	Energy - 10.0%
462,125	Anadarko Petroleum Corp.	29,280,240
755,586	Chevron Corp.	77,764,911
264,751	EOG Resources, Inc.	25,604,069
650,493	Exxon Mobil Corp.	56,775,029
232,290	Halliburton Co.	10,425,175
818,650	Hess Corp.	43,896,013
370,361	Marathon Petroleum Corp.	15,032,953
357,764	Royal Dutch Shell plc Class B	9,275,272
876,630	Suncor Energy, Inc.	24,352,782
724,793	Total S.A. ADR	34,572,626

		326,979,070

	Food & Staples Retailing - 2.1%
130,260	Costco Wholesale Corp.	19,865,953
320,031	CVS Health Corp.	28,479,559
239,086	Walgreens Boots Alliance, Inc.	19,275,113

		67,620,625

	Food, Beverage & Tobacco - 4.0%
607,370	Coca-Cola Co.	25,703,899
737,029	Mondelez International, Inc. Class A	32,355,573
336,100	PepsiCo, Inc.	36,557,597
363,642	Philip Morris International, Inc.	35,353,275

		129,970,344

	Health Care Equipment & Services - 4.6%
468,069	Cardinal Health, Inc.	36,368,961
88,260	McKesson Corp.	14,717,355
668,649	Medtronic plc	57,771,274
296,257	UnitedHealth Group, Inc.	41,475,980

		150,333,570

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	Household & Personal Products - 0.5%
221,910	Colgate-Palmolive Co.	$16,452,407

	Insurance - 7.5%
603,383	Chubb Ltd.	75,815,074
588,155	Marsh & McLennan Cos., Inc.	39,553,424
507,431	MetLife, Inc.	22,545,159
903,280	Principal Financial Group, Inc.	46,527,953
727,016	Prudential Financial, Inc.	59,360,856

		243,802,466

	Materials - 3.6%
108,540	Agrium, Inc.	9,843,493
180,610	Ball Corp.	14,800,989
361,600	BHP Billiton plc ADR	10,985,408
414,250	Celanese Corp. Series A	27,572,480
407,850	Dow Chemical Co.	21,138,865
705,969	International Paper Co.	33,872,393

		118,213,628

	Media - 3.3%
1,419,763	Comcast Corp. Class A	94,187,077
516,512	Twenty-First Century Fox, Inc. Class A	12,509,921

		106,696,998

	Pharmaceuticals, Biotechnology & Life Sciences - 11.2%
1,711,456	AstraZeneca plc ADR	56,238,444
955,186	Bristol-Myers Squibb Co.	51,503,629
438,185	Eli Lilly & Co.	35,168,728
500,425	Johnson & Johnson	59,115,205
1,879,633	Merck & Co., Inc.	117,307,896
1,377,229	Pfizer, Inc.	46,646,746

		365,980,648

	Real Estate - 0.2%
61,190	American Tower Corp. REIT	6,934,663

	Retailing - 1.6%
150,820	Expedia, Inc.	17,603,710
179,410	L Brands, Inc.	12,696,846
318,381	Lowe’s Cos., Inc.	22,990,292

		53,290,848

	Semiconductors & Semiconductor Equipment - 3.1%
2,252,731	Intel Corp.	85,040,595
233,974	Texas Instruments, Inc.	16,420,295

		101,460,890

	Software & Services - 7.3%
381,194	Accenture plc Class A	46,570,471
106,150	Alphabet, Inc. Class A*	85,350,969
1,880,735	Microsoft Corp.	108,330,336

		240,251,776

	Technology Hardware & Equipment - 4.5%
439,685	Apple, Inc.	49,706,389
205,260	Avnet, Inc.	8,427,976
1,667,775	Cisco Systems, Inc.	52,901,823
467,830	Motorola Solutions, Inc.	35,686,072

		146,722,260

	Telecommunication Services - 2.2%
1,391,869	Verizon Communications, Inc.	72,349,351

	Transportation - 4.9%
188,661	Canadian National Railway Co.	12,338,429
1,366,165	CSX Corp.	41,668,033
592,797	Delta Air Lines, Inc.	23,332,490
148,557	FedEx Corp.	25,949,937

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

522,668	United Parcel Service, Inc. Class B		$	57,158,972

				160,447,861

	Utilities - 4.8%
546,816	Dominion Resources, Inc.			40,612,024
507,296	Edison International			36,652,136
822,982	Exelon Corp.			27,397,071
420,108	NextEra Energy, Inc.			51,387,611

				156,048,842

	Total Common Stocks (cost $2,312,159,422)			3,193,215,273

	Total Long-Term Investments (cost $2,312,159,422)			3,193,215,273

Short-Term Investments - 2.1%
	Other Investment Pools & Funds - 2.1%
69,195,083	Fidelity Money Market Class 1			69,195,083

	Total Short-Term Investments (cost $69,195,083)			69,195,083

	Total Investments (cost $2,381,354,505)^	99.9%	$	3,262,410,356
	Other Assets and Liabilities	0.1%		2,984,151

	Total Net Assets	100.0%	$	3,265,394,507

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	909,402,140
Unrealized Depreciation		(28,346,289)

Net Unrealized Appreciation	$	881,055,851

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$38,243,264	$38,243,264	$—	$—
Banks	339,094,216	339,094,216	—	—
Capital Goods	152,762,307	152,762,307	—	—
Commercial & Professional Services	25,387,359	25,387,359	—	—
Consumer Services	24,738,810	24,738,810	—	—
Diversified Financials	149,433,070	149,433,070	—	—
Energy	326,979,070	317,703,798	9,275,272	—
Food & Staples Retailing	67,620,625	67,620,625	—	—
Food, Beverage & Tobacco	129,970,344	129,970,344	—	—
Health Care Equipment & Services	150,333,570	150,333,570	—	—
Household & Personal Products	16,452,407	16,452,407	—	—
Insurance	243,802,466	243,802,466	—	—
Materials	118,213,628	118,213,628	—	—
Media	106,696,998	106,696,998	—	—
Pharmaceuticals, Biotechnology & Life Sciences	365,980,648	365,980,648	—	—
Real Estate	6,934,663	6,934,663	—	—
Retailing	53,290,848	53,290,848	—	—
Semiconductors & Semiconductor Equipment	101,460,890	101,460,890	—	—
Software & Services	240,251,776	240,251,776	—	—
Technology Hardware & Equipment	146,722,260	146,722,260	—	—
Telecommunication Services	72,349,351	72,349,351	—	—
Transportation	160,447,861	160,447,861	—	—
Utilities	156,048,842	156,048,842	—	—
Short-Term Investments	69,195,083	69,195,083	—	—

Total	$3,262,410,356	$3,253,135,084	$9,275,272	$—

(1) For the nine-month period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Global Growth HLS Fund
Schedule of Investments September 30, 2016 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 98.9%
	Banks - 2.3%
1,957,000	Bank Central Asia Tbk PT	$	2,360,471
162,096	Bank of America Corp.		2,536,802
54,538	BNP Paribas S.A.		2,805,083
224,000	Itau Unibanco Holding S.A. (Preference Shares)		2,446,529

			10,148,885

	Capital Goods - 3.5%
133,559	Assa Abloy AB Class B		2,712,270
49,516	Fortune Brands Home & Security, Inc.		2,876,879
10,300	Lockheed Martin Corp.		2,469,116
31,900	Nidec Corp.		2,948,617
37,383	Pentair plc		2,401,484
8,722	SMC Corp.		2,518,327

			15,926,693

	Commercial & Professional Services - 1.8%
109,847	Edenred		2,566,866
19,473	Equifax, Inc.		2,620,676
139,331	Experian plc		2,783,550

			7,971,092

	Consumer Durables & Apparel - 2.7%
32,868	Harman International Industries, Inc.		2,775,703
25,520	Pandora A/S		3,090,972
105,800	Sony Corp.		3,505,216
50,504	Under Armour, Inc. Class A*		1,953,495
27,455	Under Armour, Inc. Class C*		929,626

			12,255,012

	Consumer Services - 2.7%
106,434	MGM Resorts International*		2,770,477
66,614	New Oriental Education & Technology Group, Inc. ADR		3,088,225
764,462	Sands China Ltd.		3,350,732
51,184	Starbucks Corp.		2,771,102

			11,980,536

	Diversified Financials - 3.4%
6,472	BlackRock, Inc.		2,345,841
10,489	Intercontinental Exchange, Inc.		2,825,317
59,138	Julius Baer Group Ltd.*		2,410,581
26,039	MSCI, Inc.		2,185,714
5,246	Partners Group Holding AG		2,650,466
23,185	S&P Global, Inc.		2,934,293

			15,352,212

	Energy - 1.5%
219,262	Galp Energia SGPS S.A.		2,995,532
21,396	Pioneer Natural Resources Co.		3,972,167

			6,967,699

	Food & Staples Retailing - 0.8%
22,368	Costco Wholesale Corp.		3,411,344

	Food, Beverage & Tobacco - 7.0%
385,400	Ambev S.A.		2,348,793
26,311	Anheuser-Busch InBev N.V.		3,460,101
111,685	British American Tobacco plc		7,122,823
58,478	Coca-Cola Co.		2,474,789
279,093	Davide Campari-Milano S.p.A.		3,145,221
95,912	Mondelez International, Inc. Class A		4,210,537
20,709	Monster Beverage Corp.*		3,040,288
30,459	PepsiCo, Inc.		3,313,026
22,704	Philip Morris International, Inc.		2,207,283

			31,322,861

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	Health Care Equipment & Services - 5.4%
24,125	Align Technology, Inc.*	$	2,261,719
131,685	Boston Scientific Corp.*		3,134,103
30,338	Edwards Lifesciences Corp.*		3,657,549
38,806	HCA Holdings, Inc.*		2,934,898
19,106	McKesson Corp.		3,185,926
26,720	Medtronic plc		2,308,608
24,696	Stryker Corp.		2,874,861
28,657	UnitedHealth Group, Inc.		4,011,980

			24,369,644

	Household & Personal Products - 3.7%
63,598	Estee Lauder Cos., Inc. Class A		5,632,239
317,600	Hypermarcas S.A.		2,721,742
2,549	LG Household & Health Care Ltd.		2,218,260
64,049	Reckitt Benckiser Group plc		6,029,881

			16,602,122

	Insurance - 3.3%
83,992	Admiral Group plc		2,229,236
582,800	AIA Group Ltd.		3,919,179
26,128	Aon plc		2,939,139
110,026	Assured Guaranty Ltd.		3,053,221
41,839	Marsh & McLennan Cos., Inc.		2,813,673

			14,954,448

	Materials - 2.4%
210,088	Amcor Ltd.		2,446,957
233,765	BHP Billiton plc		3,515,487
29,235	HeidelbergCement AG		2,764,805
142,377	James Hardie Industries plc		2,229,105

			10,956,354

	Media - 1.6%
40,693	Comcast Corp. Class A		2,699,574
212,743	Sky plc		2,465,713
88,042	Twenty-First Century Fox, Inc. Class A		2,132,377

			7,297,664

	Pharmaceuticals, Biotechnology & Life Sciences - 10.2%
14,956	Actelion Ltd.		2,595,373
15,607	Allergan plc*		3,594,448
25,887	Amgen, Inc.		4,318,210
184,063	Bristol-Myers Squibb Co.		9,924,677
22,472	Celgene Corp.*		2,348,998
57,000	Eisai Co., Ltd.		3,564,980
36,794	ICON plc*		2,846,752
31,482	Incyte Corp.*		2,968,438
89,200	Ono Pharmaceutical Co., Ltd.		2,490,504
7,493	Regeneron Pharmaceuticals, Inc.*		3,012,336
14,231	Roche Holding AG		3,536,381
32,946	UCB S.A.		2,550,207
44,596	Zoetis, Inc.		2,319,438

			46,070,742

	Real Estate - 1.4%
56,714	American Tower Corp. REIT		6,427,398

	Retailing - 11.3%
19,026	Amazon.com, Inc.*		15,930,660
3,275	AutoZone, Inc.*		2,516,313
39,595	Home Depot, Inc.		5,095,085
66,966	Industria de Diseno Textil S.A.		2,482,957
92,577	Lowe’s Cos., Inc.		6,684,985
32,150	Netflix, Inc.*		3,168,382
3,874	Priceline Group, Inc.*		5,700,552
42,780	Ross Stores, Inc.		2,750,754
39,015	TJX Cos., Inc.		2,917,542

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

90,946	Zalando SE*(1)	$3,799,842

		51,047,072

	Semiconductors & Semiconductor Equipment - 2.5%
35,708	Analog Devices, Inc.	2,301,380
162,044	Infineon Technologies AG	2,889,489
29,565	NXP Semiconductors N.V.*	3,015,926
509,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,991,974

		11,198,769

	Software & Services - 26.6%
32,444	Accenture plc Class A	3,963,684
72,052	Adobe Systems, Inc.*	7,820,524
31,387	Alibaba Group Holding Ltd. ADR*	3,320,431
23,233	Alphabet, Inc. Class C*	18,058,779
42,511	Automatic Data Processing, Inc.	3,749,470
72,578	Cognizant Technology Solutions Corp. Class A*	3,462,696
3,575	Dropbox, Inc. Class B(1)(2)(3)	40,147
35,172	Electronic Arts, Inc.*	3,003,689
95,378	Facebook, Inc. Class A*	12,234,136
28,240	Fiserv, Inc.*	2,809,033
29,635	Gartner, Inc. Class A*	2,621,216
38,365	Global Payments, Inc.	2,944,897
25,746	Intuit, Inc.	2,832,317
34,776	Jack Henry & Associates, Inc.	2,975,087
76,057	Mastercard, Inc. Class A	7,740,321
56,033	Microsoft Corp.	3,227,501
77,368	Mobileye N.V.*	3,293,556
3,634	NAVER Corp.	2,925,597
13,900	Nintendo Co., Ltd.	3,721,759
44,197	Salesforce.com, Inc.*	3,152,572
45,289	ServiceNow, Inc.*	3,584,624
246,700	Tencent Holdings Ltd.	6,858,757
42,412	Vantiv, Inc. Class A*	2,386,523
41,196	VeriSign, Inc.*	3,223,175
61,498	Visa, Inc. Class A	5,085,885
115,600	Yandex N.V. Class A*	2,433,380
67,753	Zillow Group, Inc. Class C*	2,347,641

		119,817,397

	Technology Hardware & Equipment - 2.7%
124,800	Alps Electric Co., Ltd.	3,012,393
73,891	Cisco Systems, Inc.	2,343,823
24,000	Largan Precision Co., Ltd.	2,925,036
2,524	Samsung Electronics Co., Ltd.	3,676,867

		11,958,119

	Telecommunication Services - 0.8%
75,165	T-Mobile US, Inc.*	3,511,709

	Transportation - 1.3%
53,549	DSV A/S	2,671,834
30,311	United Parcel Service, Inc. Class B	3,314,811

		5,986,645

	Total Common Stocks (cost $369,784,388)	445,534,417

Warrants - 0.0%
	Diversified Financials - 0.0%
1,035	Emergent Capital, Inc. Expires 4/11/19*(3)	—

	Total Warrants (cost $—)	—

	Total Long-Term Investments (cost $369,784,388)	445,534,417

Short-Term Investments - 0.7%
	Other Investment Pools & Funds - 0.7%
3,076,540	Fidelity Money Market Class 1	3,076,540

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Total Short-Term Investments (cost $3,076,540)			3,076,540

Total Investments (cost $372,860,928)^	99.6%	$	448,610,957
Other Assets and Liabilities	0.4%		1,881,780

Total Net Assets	100.0%	$	450,492,737

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$82,038,446
Unrealized Depreciation	(6,288,417)

Net Unrealized Appreciation	$75,750,029

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2016, the aggregate value of these securities was $3,839,989, which represents 0.9% of total net assets.
(2)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2016, the aggregate fair value of this security was $40,147, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
05/2012	3,575	Dropbox, Inc. Class B	$32,360
04/2014	1,035	Emergent Capital, Inc. Warrants	—

			$32,360

At September 30, 2016, the aggregate value of these securities was $40,147, which represents 0.0% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Banks	$10,148,885	$4,983,331	$5,165,554	$—
Capital Goods	15,926,693	7,747,479	8,179,214	—
Commercial & Professional Services	7,971,092	2,620,676	5,350,416	—
Consumer Durables & Apparel	12,255,012	5,658,824	6,596,188	—
Consumer Services	11,980,536	8,629,804	3,350,732	—
Diversified Financials	15,352,212	10,291,165	5,061,047	—
Energy	6,967,699	3,972,167	2,995,532	—
Food & Staples Retailing	3,411,344	3,411,344	—	—
Food, Beverage & Tobacco	31,322,861	17,594,716	13,728,145	—
Health Care Equipment & Services	24,369,644	24,369,644	—	—
Household & Personal Products	16,602,122	8,353,981	8,248,141	—
Insurance	14,954,448	8,806,033	6,148,415	—
Materials	10,956,354	—	10,956,354	—
Media	7,297,664	4,831,951	2,465,713	—
Pharmaceuticals, Biotechnology & Life Sciences	46,070,742	31,333,297	14,737,445	—
Real Estate	6,427,398	6,427,398	—	—
Retailing	51,047,072	44,764,273	6,282,799	—
Semiconductors & Semiconductor Equipment	11,198,769	5,317,306	5,881,463	—
Software & Services	119,817,397	106,271,137	13,506,113	40,147
Technology Hardware & Equipment	11,958,119	2,343,823	9,614,296	—
Telecommunication Services	3,511,709	3,511,709	—	—
Transportation	5,986,645	3,314,811	2,671,834	—
Warrants	—	—	—	—
Short-Term Investments	3,076,540	3,076,540	—	—

Total	$ 448,610,957	$317,631,409	$130,939,401	$40,147

(1) For the nine-month period ended September 30, 2016, investments valued at $3,144,243 were transferred from Level 1 to Level 2 due to the application of a systematic fair valuation model factor, and there were no transfers from Level 2 to Level 1.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2016:

	Common Stocks	Total

Beginning balance	$89,323	$89,323
Purchases	-	-
Sales	(37,302)	$(37,302)
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	(11,874)	(11,874)
Transfers into Level 3	-	-
Transfers out of Level 3	-	-

Ending balance	$40,147	$40,147

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2016 was $(14,193).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Healthcare HLS Fund
Schedule of Investments September 30, 2016 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 98.8%
	Biotechnology - 23.6%
121,920	Aduro Biotech, Inc.*	$	1,515,466
39,820	Alder Biopharmaceuticals, Inc.*		1,304,901
153,432	Alkermes plc*		7,215,907
42,810	Alnylam Pharmaceuticals, Inc.*		2,901,662
36,435	Amgen, Inc.		6,077,722
504,855	Arena Pharmaceuticals, Inc.*		883,496
289,190	ARIAD Pharmaceuticals, Inc.*		3,959,011
42,660	Bluebird Bio, Inc.*		2,891,495
98,260	Celgene Corp.*		10,271,118
208,610	Cytokinetics, Inc.*		1,915,040
33,105	Galapagos N.V.*		2,130,295
124,272	GlycoMimetics, Inc.*		888,545
84,363	Incyte Corp.*		7,954,587
29,572	Innate Pharma S.A.*		366,243
138,403	Ironwood Pharmaceuticals, Inc.*		2,197,840
99,900	Loxo Oncology, Inc.*		2,615,382
155,231	Portola Pharmaceuticals, Inc.*		3,525,296
41,960	PTC Therapeutics, Inc.*		587,860
19,211	Regeneron Pharmaceuticals, Inc.*		7,723,206
172,965	Rigel Pharmaceuticals, Inc.*		634,781
141,600	Syndax Pharmaceuticals, Inc.*		2,146,656
37,190	T2 Biosystems, Inc.*		269,256
34,150	TESARO, Inc.*		3,423,196
170,514	Trevena, Inc.*		1,150,969
45,120	Ultragenyx Pharmaceutical, Inc.*		3,200,813

			77,750,743

	Drug Retail - 0.4%
14,985	Walgreens Boots Alliance, Inc.		1,208,091

	Health Care Distributors - 4.2%
54,690	Cardinal Health, Inc.		4,249,413
56,630	McKesson Corp.		9,443,052

			13,692,465

	Health Care Equipment - 23.2%
232,770	Abbott Laboratories		9,843,843
110,320	AtriCure, Inc.*		1,745,262
89,189	Baxter International, Inc.		4,245,396
33,888	Becton Dickinson and Co.		6,090,690
412,050	Boston Scientific Corp.*		9,806,790
153,621	ConforMIS, Inc.*		1,523,920
54,120	EndoChoice Holdings, Inc.*		431,878
166,492	Globus Medical, Inc. Class A*		3,757,724
30,065	Invuity, Inc.*		412,492
155,655	K2M Group Holdings, Inc.*		2,767,546
193,762	Medtronic plc		16,741,037
81,838	St. Jude Medical, Inc.		6,527,399
63,585	Stryker Corp.		7,401,930
17,110	Teleflex, Inc.		2,875,336
19,473	Zimmer Biomet Holdings, Inc.		2,531,880

			76,703,123

	Health Care Facilities - 3.6%
31,702	Acadia Healthcare Co., Inc.*		1,570,834
91,330	Community Health Systems, Inc.*		1,053,948
176,914	Georgia Healthcare Group plc*(1)		679,995
64,730	HCA Holdings, Inc.*		4,895,530
23,770	LifePoint Health, Inc.*		1,407,897
2,287	Quorum Health Corp.*		14,339
275,805	Siloam International Hospitals Tbk PT*		217,669
15,530	Universal Health Services, Inc. Class B		1,913,607

			11,753,819

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	Health Care Services - 2.0%
96,060	Envision Healthcare Holdings, Inc.*	$	2,139,256
80,235	Team Health Holdings, Inc.*		2,612,452
97,752	Teladoc, Inc.*		1,789,839

			6,541,547

	Health Care Supplies - 1.0%
29,824	DENTSPLY SIRONA, Inc.		1,772,440
128,201	Endologix, Inc.*		1,640,973

			3,413,413

	Health Care Technology - 2.5%
65,355	Allscripts Healthcare Solutions, Inc.*		860,725
24,990	athenahealth, Inc.*		3,151,739
70,659	Cerner Corp.*		4,363,193

			8,375,657

	Internet Software & Services - 0.3%
129,846	Everyday Health, Inc.*		998,516

	Life Sciences Tools & Services - 4.8%
22,565	ICON plc*		1,745,854
19,220	Illumina, Inc.*		3,491,505
7,700	Medpace Holdings, Inc.*		229,922
68,230	Patheon N.V.*		2,021,655
53,275	Thermo Fisher Scientific, Inc.		8,473,922

			15,962,858

	Managed Health Care - 8.5%
30,850	Aetna, Inc.		3,561,632
26,571	Cigna Corp.		3,462,733
127,690	UnitedHealth Group, Inc.		17,876,600
26,680	WellCare Health Plans, Inc.*		3,123,961

			28,024,926

	Pharmaceuticals - 24.7%
69,932	Allergan plc*		16,106,039
273,850	AstraZeneca plc ADR		8,998,711
255,990	Bristol-Myers Squibb Co.		13,802,981
36,520	Chugai Pharmaceutical Co., Ltd.		1,319,985
58,690	Eisai Co., Ltd.		3,670,679
125,870	Eli Lilly & Co.		10,102,326
50,020	Intersect ENT, Inc.*		792,317
15,205	Johnson & Johnson		1,796,167
107,500	Medicines Co.*		4,057,050
176,975	MediWound Ltd.*		1,362,707
142,815	Mylan N.V.*		5,444,108
72,131	MyoKardia, Inc.*		1,178,620
153,299	Nabriva Therapeutics AG ADR*		1,093,022
112,700	Ono Pharmaceutical Co., Ltd.		3,146,634
73,159	Revance Therapeutics, Inc.*		1,185,907
45,960	Shionogi & Co., Ltd.		2,354,692
1,001,680	Sino Biopharmaceutical Ltd.		677,568
21,810	Takeda Pharmaceutical Co., Ltd.		1,045,345
44,015	UCB S.A.		3,407,010

			81,541,868

	Total Common Stocks (cost $283,192,887)		325,967,026

	Total Long-Term Investments (cost $283,192,887)		325,967,026

Short-Term Investments - 1.5%
	Other Investment Pools & Funds - 1.5%
5,120,386	Fidelity Money Market Class 1		5,120,386

	Total Short-Term Investments (cost $5,120,386)		5,120,386

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Total Investments (cost $288,313,273)^	100.3%	$	331,087,412
Other Assets and Liabilities	(0.3)%		(1,004,213)

Total Net Assets	100.0%	$	330,083,199

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$55,649,085
Unrealized Depreciation	(12,874,946)

Net Unrealized Appreciation	$42,774,139

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At September 30, 2016, the aggregate value of this security was $679,995, which represents 0.2% of total net assets.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Biotechnology	$77,750,743	$75,254,205	$2,496,538	$—
Drug Retail	1,208,091	1,208,091	—	—
Health Care Distributors	13,692,465	13,692,465	—	—
Health Care Equipment	76,703,123	76,703,123	—	—
Health Care Facilities	11,753,819	11,073,824	679,995	—
Health Care Services	6,541,547	6,541,547	—	—
Health Care Supplies	3,413,413	3,413,413	—	—
Health Care Technology	8,375,657	8,375,657	—	—
Internet Software & Services	998,516	998,516	—	—
Life Sciences Tools & Services	15,962,858	15,962,858	—	—
Managed Health Care	28,024,926	28,024,926	—	—
Pharmaceuticals	81,541,868	65,919,955	15,621,913	—
Short-Term Investments	5,120,386	5,120,386	—	—

Total	$331,087,412	$312,288,966	$18,798,446	$—

(1) For the nine-month period ended September 30, 2016, investments valued at $294,081 were transferred from Level 1 to Level 2 due to the application of a systematic fair valuation model factor, and there were no transfers from Level 2 to Level 1.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford High Yield HLS Fund
Schedule of Investments September 30, 2016 (Unaudited)

Shares or Principal Amount				Market Value†
Asset & Commercial Mortgage Backed Securities - 0.0%
		Asset-Backed - Finance & Insurance - 0.0%
	$2,490,000	Soundview NIM Trust 8.25%, 12/25/2036(1)(2)(3)	$	—

		Total Asset & Commercial Mortgage Backed Securities (cost $2,478,958)		—

Corporate Bonds - 89.5%
		Chemicals - 0.7%
	1,550,000	Chemours Co. 6.63%, 05/15/2023		1,511,250
	305,000	7.00%, 05/15/2025		299,663
	335,000	Platform Specialty Products Corp. 6.50%, 02/01/2022(1)		325,787
	310,000	Versum Materials, Inc. 5.50%, 09/30/2024(1)		318,525

				2,455,225

		Commercial Banks - 4.3%
EUR	2,600,000	Banco Bilbao Vizcaya Argentaria S.A. 7.00%, 02/19/2019(4)(5)(6)		2,716,481
	$1,665,000	Barclays plc 8.25%, 12/15/2018(4)(6)		1,662,919
	1,080,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(4)(6)		1,111,624
	1,015,000	Credit Agricole S.A. 7.88%, 01/23/2024(1)(4)(6)		1,014,573
	2,055,000	Credit Suisse Group AG 6.25%, 12/18/2024(4)(5)(6)		1,944,544
	730,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(4)(6)		638,750
	1,675,000	Radian Group, Inc. 7.00%, 03/15/2021		1,878,094
	1,505,000	Royal Bank of Scotland Group plc 6.99%, 10/05/2017(1)(4)(6)		1,678,075
	1,000,000	7.64%, 09/30/2017(4)(6)		970,000
	385,000	8.63%, 08/15/2021(4)(6)		376,819
	640,000	Societe Generale S.A. 8.25%, 11/29/2018(4)(5)(6)		648,774

				14,640,653

		Commercial Services - 1.3%
	1,035,000	APX Group, Inc. 7.88%, 12/01/2022		1,084,163
	1,105,000	Hertz Corp. 5.50%, 10/15/2024(1)		1,100,856
	2,385,000	Quad/Graphics, Inc. 7.00%, 05/01/2022		2,289,600

				4,474,619

		Construction Materials - 2.8%
	580,000	BMC East LLC 5.50%, 10/01/2024(1)		580,000
	1,140,000	Builders FirstSource, Inc. 5.63%, 09/01/2024(1)		1,168,500
	2,380,000	Cemex Finance LLC 6.00%, 04/01/2024(1)		2,439,500
	1,875,000	Ply Gem Industries, Inc. 6.50%, 02/01/2022		1,931,250
	3,210,000	Standard Industries, Inc. 5.38%, 11/15/2024(1)		3,306,300

				9,425,550

		Distribution/Wholesale - 0.2%
	625,000	American Builders & Contractors Supply Co., Inc. 5.75%, 12/15/2023(1)		650,000

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	Diversified Financial Services - 2.9%
$665,000	FBM Finance, Inc. 8.25%, 08/15/2021(1)	$	694,925
1,646,000	International Lease Finance Corp. 5.88%, 04/01/2019		1,763,277
665,000	5.88%, 08/15/2022		737,319
3,360,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, 07/01/2021		3,292,800
280,000	OneMain Financial Holdings LLC 6.75%, 12/15/2019(1)		294,350
490,000	Springleaf Finance Corp. 5.25%, 12/15/2019		500,413
675,000	7.75%, 10/01/2021		707,906
1,730,000	8.25%, 12/15/2020		1,898,675

			9,889,665

	Electric - 0.0%
415,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(1)(2)(7)		126,575

	Entertainment - 1.0%
75,000	GLP Capital L.P. / GLP Financing II, Inc. 4.38%, 04/15/2021		78,938
1,295,000	5.38%, 04/15/2026		1,392,125
570,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024(1)		572,850
835,000	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021(1)		862,137
325,000	WMG Acquisition Corp. 5.00%, 08/01/2023(1)		329,875

			3,235,925

	Environmental Control - 0.3%
835,000	Clean Harbors, Inc. 5.13%, 06/01/2021		855,875

	Food - 1.7%
380,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 5.88%, 01/15/2024(1)		405,650
2,510,000	Post Holdings, Inc. 5.00%, 08/15/2026(1)		2,497,450
2,045,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022		2,116,575
660,000	6.00%, 02/15/2024(1)		710,325

			5,730,000

	Forest Products & Paper - 0.1%
240,000	Tembec Industries, Inc. 9.00%, 12/15/2019(1)		181,800

	Healthcare-Products - 2.2%
1,685,000	Alere, Inc. 6.38%, 07/01/2023(1)		1,718,700
2,725,000	6.50%, 06/15/2020		2,725,000
2,895,000	Sterigenics-Nordion Holdings LLC 6.50%, 05/15/2023(1)		3,010,800

			7,454,500

	Healthcare-Services - 7.4%
2,575,000	Amsurg Corp. 5.63%, 07/15/2022		2,632,938
261,000	Community Health Systems, Inc. 5.13%, 08/15/2018		263,610
4,305,000	6.88%, 02/01/2022		3,702,300
2,010,000	7.13%, 07/15/2020		1,868,295
1,040,000	Envision Healthcare Corp. 5.13%, 07/01/2022(1)		1,034,800
1,835,000	HCA Holdings, Inc. 6.25%, 02/15/2021		1,990,975

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$1,340,000	HCA, Inc. 5.25%, 06/15/2026	$	1,423,750
1,085,000	5.38%, 02/01/2025		1,120,263
2,104,000	7.50%, 11/15/2095		2,125,040
535,000	inVentiv Health, Inc. 9.00%, 01/15/2018(1)		549,378
830,000	LifePoint Health, Inc. 5.88%, 12/01/2023		861,125
945,000	MEDNAX, Inc. 5.25%, 12/01/2023(1)		993,431
350,000	MPH Acquisition Holdings LLC 7.13%, 06/01/2024(1)		376,250
3,305,000	Tenet Healthcare Corp. 5.00%, 03/01/2019		3,230,637
500,000	6.75%, 06/15/2023		465,000
2,450,000	8.13%, 04/01/2022		2,450,000

			25,087,792

	Home Builders - 2.0%
1,120,000	Beazer Homes USA, Inc. 8.75%, 03/15/2022(1)		1,181,600
2,930,000	KB Home 8.00%, 03/15/2020		3,263,287
2,115,000	M/I Homes, Inc. 6.75%, 01/15/2021		2,215,463

			6,660,350

	Household Products - 0.9%
1,255,000	Avon International Operations, Inc. 7.88%, 08/15/2022(1)		1,295,787
1,760,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024(1)		1,817,200

			3,112,987

	Insurance - 0.1%
415,000	MGIC Investment Corp. 5.75%, 08/15/2023		431,600

	Internet - 2.0%
2,905,000	Netflix, Inc. 5.88%, 02/15/2025		3,137,400
2,145,000	Zayo Group LLC / Zayo Capital, Inc. 6.00%, 04/01/2023		2,252,250
1,165,000	6.38%, 05/15/2025		1,234,900

			6,624,550

	Iron/Steel - 2.4%
760,000	AK Steel Corp. 7.63%, 05/15/2020		741,000
1,015,000	7.63%, 10/01/2021		974,400
840,000	8.38%, 04/01/2022		816,900
705,000	ArcelorMittal 7.25%, 02/25/2022		800,175
650,000	Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 05/01/2022(1)		658,125
1,130,000	Steel Dynamics, Inc. 5.50%, 10/01/2024		1,183,675
191,000	United States Steel Corp. 6.88%, 04/01/2021		189,090
724,000	7.38%, 04/01/2020		720,380
275,000	7.50%, 03/15/2022		270,875
1,645,000	8.38%, 07/01/2021(1)		1,799,219

			8,153,839

	Lodging - 0.7%
920,000	Boyd Gaming Corp. 6.38%, 04/01/2026(1)		986,700

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$1,210,000	FelCor Lodging L.P. 6.00%, 06/01/2025	$	1,258,400

			2,245,100

	Machinery-Diversified - 0.8%
1,705,000	Cloud Crane LLC 10.13%, 08/01/2024(1)		1,768,938
445,000	CNH Industrial Capital LLC 4.38%, 11/06/2020		465,025
536,000	Gardner Denver, Inc. 6.88%, 08/15/2021(1)		502,500

			2,736,463

	Media - 10.4%
120,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.13%, 02/15/2023		125,100
245,000	5.13%, 05/01/2023(1)		255,719
95,000	5.25%, 09/30/2022		99,275
545,000	5.75%, 09/01/2023		577,019
105,000	5.75%, 01/15/2024		111,563
1,355,000	5.75%, 02/15/2026(1)		1,436,300
4,305,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(1)		4,296,136
1,560,000	CSC Holdings LLC 5.25%, 06/01/2024		1,482,000
760,000	10.13%, 01/15/2023(1)		875,900
750,000	10.88%, 10/15/2025(1)		877,500
2,170,000	DISH DBS Corp. 5.00%, 03/15/2023		2,110,325
2,150,000	5.88%, 07/15/2022		2,209,619
945,000	6.75%, 06/01/2021		1,020,600
1,191,000	7.88%, 09/01/2019		1,333,920
515,000	Gray Television, Inc. 5.13%, 10/15/2024(1)		505,344
380,000	5.88%, 07/15/2026(1)		382,850
2,625,000	Liberty Interactive LLC 8.25%, 02/01/2030		2,821,875
1,130,000	NBCUniversal Enterprise, Inc. 5.25%, 03/29/2049(1)(4)		1,206,275
2,370,000	SFR Group S.A. 7.38%, 05/01/2026(1)		2,422,590
520,000	Sinclair Television Group, Inc. 5.13%, 02/15/2027(1)		508,300
1,055,000	5.88%, 03/15/2026(1)		1,097,200
1,515,000	TEGNA, Inc. 4.88%, 09/15/2021(1)		1,575,600
2,865,000	5.13%, 10/15/2019		2,940,206
250,000	5.50%, 09/15/2024(1)		258,125
750,000	6.38%, 10/15/2023		806,250
3,495,000	Tribune Media Co. 5.88%, 07/15/2022		3,536,503

			34,872,094

	Metal Fabricate/Hardware - 0.5%
605,000	Novelis Corp. 5.88%, 09/30/2026(1)		619,369
1,115,000	6.25%, 08/15/2024(1)		1,183,294

			1,802,663

	Mining - 1.9%
260,000	Anglo American Capital plc 4.13%, 04/15/2021(1)		260,650
1,330,000	4.88%, 05/14/2025(1)		1,356,600
395,000	9.38%, 04/08/2019(1)		454,250
1,345,000	Constellium N.V. 7.88%, 04/01/2021(1)		1,435,787

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$1,290,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	$	1,348,050
105,000	New Gold, Inc. 6.25%, 11/15/2022(1)		107,363
465,000	Teck Resources Ltd. 8.00%, 06/01/2021(1)		505,687
970,000	8.50%, 06/01/2024(1)		1,110,650

			6,579,037

	Miscellaneous Manufacturing - 0.7%
2,665,000	Bombardier, Inc. 6.13%, 01/15/2023(1)		2,365,188

	Office/Business Equipment - 0.6%
885,000	CDW LLC / CDW Finance Corp. 5.00%, 09/01/2023		913,763
970,000	5.50%, 12/01/2024		1,035,475

			1,949,238

	Oil & Gas - 13.3%
1,060,000	Anadarko Petroleum Corp. 4.50%, 07/15/2044		972,548
130,000	4.85%, 03/15/2021		139,557
90,000	5.55%, 03/15/2026		101,704
145,000	6.60%, 03/15/2046		176,429
810,000	Antero Resources Corp. 5.63%, 06/01/2023		825,187
1,470,000	6.00%, 12/01/2020		1,519,157
2,120,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(1)		2,072,300
1,475,000	Bonanza Creek Energy, Inc. 6.75%, 04/15/2021		671,125
4,185,000	California Resources Corp. 8.00%, 12/15/2022(1)		2,783,025
345,000	Callon Petroleum Co. 6.13%, 10/01/2024(1)		357,075
1,910,000	Concho Resources, Inc. 5.50%, 10/01/2022		1,981,625
325,000	5.50%, 04/01/2023		335,156
475,000	Continental Resources, Inc. 3.80%, 06/01/2024		434,625
265,000	4.50%, 04/15/2023		254,400
2,015,000	4.90%, 06/01/2044		1,692,600
1,005,000	5.00%, 09/15/2022		1,002,487
2,320,000	Denbury Resources, Inc. 9.00%, 05/15/2021(1)		2,430,200
2,700,000	Diamondback Energy, Inc. 7.63%, 10/01/2021		2,862,000
1,430,000	Energen Corp. 4.63%, 09/01/2021		1,408,550
1,540,000	Ensco plc 5.75%, 10/01/2044		940,455
740,000	Laredo Petroleum, Inc. 5.63%, 01/15/2022		717,800
1,360,000	6.25%, 03/15/2023		1,332,800
670,000	7.38%, 05/01/2022		692,613
1,320,000	Matador Resources Co. 6.88%, 04/15/2023		1,366,200
900,000	MEG Energy Corp. 6.38%, 01/30/2023(1)		712,125
1,940,000	7.00%, 03/31/2024(1)		1,532,600
1,230,000	Noble Holding International Ltd. 6.20%, 08/01/2040		725,700
390,000	PDC Energy, Inc. 6.13%, 09/15/2024(1)		403,650
2,185,000	QEP Resources, Inc. 5.25%, 05/01/2023		2,152,225

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	$205,000	5.38%, 10/01/2022	$	203,463
	245,000	6.80%, 03/01/2020		251,738
	635,000	Rice Energy, Inc. 6.25%, 05/01/2022		655,638
	515,000	7.25%, 05/01/2023		551,050
	870,000	Rowan Cos., Inc. 5.85%, 01/15/2044		602,475
	1,140,000	RSP Permian, Inc. 6.63%, 10/01/2022		1,194,150
	1,755,000	SM Energy Co. 5.00%, 01/15/2024		1,649,700
	15,000	5.63%, 06/01/2025		14,100
	240,000	6.13%, 11/15/2022		240,000
	115,000	6.50%, 11/15/2021		117,588
	150,000	6.75%, 09/15/2026		151,500
	1,015,000	Tullow Oil plc 6.00%, 11/01/2020(1)		916,037
	2,065,000	6.25%, 04/15/2022(1)		1,848,175
	2,000,000	WPX Energy, Inc. 5.25%, 09/15/2024		1,885,000
	1,420,000	6.00%, 01/15/2022		1,417,337
	560,000	8.25%, 08/01/2023		602,000

				44,895,869

		Packaging & Containers - 4.5%
	1,700,000	ARD Finance S.A. (cash), 7.13%, 09/15/2023(1)(8)		1,691,500
	2,065,000	Ardagh Packaging Finance plc 6.00%, 06/30/2021(1)		2,121,787
	550,000	6.75%, 01/31/2021(1)		567,875
	305,000	7.25%, 05/15/2024(1)		324,825
EUR	315,000	Ball Corp. 3.50%, 12/15/2020		385,260
	$2,060,000	Berry Plastics Corp. 6.00%, 10/15/2022		2,173,300
	1,795,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)		1,929,625
	2,215,000	6.38%, 08/15/2025(1)		2,439,269
	2,070,000	Reynolds Group Issuer, Inc. 5.13%, 07/15/2023(1)		2,137,275
	805,000	7.00%, 07/15/2024(1)		863,362
	450,000	8.25%, 02/15/2021		469,125

				15,103,203

		Pharmaceuticals - 4.3%
	1,161,000	Endo Finance LLC 6.00%, 07/15/2023(1)		1,056,510
	3,075,000	6.50%, 02/01/2025(1)		2,717,531
	1,908,000	PRA Holdings, Inc. 9.50%, 10/01/2023(1)		2,098,800
	2,050,000	Quintiles Transnational Corp. 4.88%, 05/15/2023(1)		2,106,375
	1,320,000	Valeant Pharmaceuticals International, Inc. 5.50%, 03/01/2023(1)		1,128,600
	5,015,000	5.88%, 05/15/2023(1)		4,325,438
	365,000	6.13%, 04/15/2025(1)		314,356
	750,000	Vizient, Inc. 10.38%, 03/01/2024(1)		860,625

				14,608,235

		Pipelines - 1.6%
	2,155,000	Energy Transfer Equity L.P. 5.50%, 06/01/2027		2,144,225
	1,773,000	7.50%, 10/15/2020		1,945,867

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$1,100,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.75%, 03/15/2024	$	1,177,000

			5,267,092

	REITS - 0.4%
1,110,000	Equinix, Inc. 5.88%, 01/15/2026		1,193,250

	Retail - 2.5%
1,945,000	CEC Entertainment, Inc. 8.00%, 02/15/2022		1,937,706
1,527,262	Chinos Intermediate Holdings A, Inc. (cash), 7.75%, 05/01/2019(1)(8)		572,723
1,815,000	L Brands, Inc. 6.88%, 11/01/2035		1,978,350
2,315,000	Michaels Stores, Inc. 5.88%, 12/15/2020(1)		2,401,813
1,440,000	Party City Holdings, Inc. 6.13%, 08/15/2023(1)		1,535,400

			8,425,992

	Semiconductors - 2.0%
2,515,000	Entegris, Inc. 6.00%, 04/01/2022(1)		2,603,025
1,865,000	Micron Technology, Inc. 5.50%, 02/01/2025		1,827,700
1,221,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)		1,248,472
900,000	5.63%, 11/01/2024(1)		950,625

			6,629,822

	Software - 4.3%
1,060,000	Camelot Finance S.A. 7.88%, 10/15/2024(1)		1,093,125
1,140,000	Change Healthcare Holdings, Inc. 6.00%, 02/15/2021(1)		1,202,700
1,640,000	11.00%, 12/31/2019		1,726,100
1,425,000	First Data Corp. 5.38%, 08/15/2023(1)		1,467,750
3,231,000	5.75%, 01/15/2024(1)		3,319,852
1,580,000	7.00%, 12/01/2023(1)		1,670,850
684,000	Infor Software Parent LLC (cash), 7.13%, 05/01/2021(1)(8)		663,480
2,075,000	Infor US, Inc. 6.50%, 05/15/2022		2,100,937
445,000	JDA Escrow LLC / JDA Bond Finance, Inc. 7.38%, 10/15/2024(1)		457,238
625,000	MSCI, Inc. 5.75%, 08/15/2025(1)		667,188

			14,369,220

	Telecommunications - 8.7%
2,681,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/2029		2,965,856
765,000	6.50%, 01/15/2028		833,850
485,000	Altice Financing S.A. 6.50%, 01/15/2022(1)		511,675
380,000	6.63%, 02/15/2023(1)		389,975
2,840,000	7.50%, 05/15/2026(1)		2,957,150
840,000	Frontier Communications Corp. 10.50%, 09/15/2022		890,400
1,465,000	11.00%, 09/15/2025		1,529,094
970,000	Level 3 Financing, Inc. 5.13%, 05/01/2023		999,100
1,080,000	5.25%, 03/15/2026(1)		1,115,100
2,515,000	5.38%, 08/15/2022		2,628,175
920,000	5.63%, 02/01/2023		955,650

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	$507,000	Sprint Communications, Inc. 7.00%, 03/01/2020(1)	$	543,757
	3,092,000	9.00%, 11/15/2018(1)		3,412,795
	100,000	Sprint Corp. 7.13%, 06/15/2024		97,500
	2,495,000	7.25%, 09/15/2021		2,504,356
	2,005,000	7.88%, 09/15/2023		2,017,531
	1,600,000	T-Mobile USA, Inc. 6.46%, 04/28/2019		1,630,000
EUR	2,640,000	Wind Acquisition Finance S.A. 4.00%, 07/15/2020(1)		2,999,006
	$215,000	6.50%, 04/30/2020(1)		225,213

				29,206,183

		Total Corporate Bonds (cost $296,044,214)		301,440,154

Senior Floating Rate Interests - 1.5%(9)
		Electric - 0.4%
	4,525,000	Texas Competitive Electric Holdings Co. LLC 4.97%, 10/10/2017(7)		1,301,752

		Healthcare-Services - 0.1%
	527,912	Vizient, Inc. 6.25%, 02/13/2023		533,523

		Insurance - 0.2%
	550,000	Asurion LLC 8.50%, 03/03/2021		546,331

		Internet - 0.3%
	1,276,364	Lands’ End, Inc. 4.25%, 04/04/2021		989,182

		Machinery-Diversified - 0.3%
	972,159	Gardner Denver, Inc. 4.25%, 07/30/2020		940,564

		Media - 0.2%
	810,000	Virgin Media Investment Holdings Ltd. 3.65%, 06/30/2023		813,224

		Total Senior Floating Rate Interests (cost $7,415,144)		5,124,576

Convertible Bonds - 0.7%
		Home Builders - 0.2%
	566,000	M/I Homes, Inc. 3.00%, 03/01/2018		574,136

		Insurance - 0.2%
	680,000	MGIC Investment Corp. 2.00%, 04/01/2020		858,075

		Oil & Gas - 0.3%
	1,790,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019		910,663

		Total Convertible Bonds (cost $3,280,901)		2,342,874

Common Stocks - 0.8%
		Energy - 0.6%
	206,275,142	KCA Deutag*(1)(3)(10)		2,021,084

		Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
	33,000	Endo International plc*		664,950

		Total Common Stocks (cost $3,475,363)		2,686,034

		Total Long-Term Investments (cost $312,694,580)		311,593,638

Short-Term Investments - 5.4%
		Other Investment Pools & Funds - 5.4%
	18,242,729	Fidelity Money Market Class 1		18,242,729

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Total Short-Term Investments (cost $18,242,729)			18,242,729

Total Investments (cost $330,937,309)^	97.9%	$	329,836,367
Other Assets and Liabilities	2.1%		6,983,027

Total Net Assets	100.0%	$	336,819,394

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$	11,843,571
Unrealized Depreciation		(12,944,513)

Net Unrealized Depreciation	$	(1,100,942)

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2016, the aggregate value of these securities was $137,567,468, which represents 40.8% of total net assets.
(2)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2016, the aggregate fair value of these securities was $2,021,084, which represents 0.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2016, the aggregate value of these securities was $5,309,799, which represents 1.6% of total net assets.
(6)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2016.
(7)	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.
(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of September 30, 2016.
(10)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
03/2011	206,275,142	KCA Deutag	$ 2,795,441

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

At September 30, 2016, the aggregate value of these securities was $2,021,084, which represents 0.6% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at September 30, 2016
Reference Entity	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.27	USD 7,680,000	5.00%	12/20/21	$262,627	$336,231	$73,604

Total				$262,627	$336,231	$73,604

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at September 30, 2016
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Buy	10/31/16	CSI	$537,080	$535,485	$(1,595)
EUR	Sell	10/31/16	UBS	6,602,685	6,610,320	(7,635)

Total						$(9,230)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CSI	Credit Suisse International
UBS	UBS AG

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Other Abbreviations:
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	$—
Corporate Bonds	301,440,154	—	301,440,154	—
Senior Floating Rate Interests	5,124,576	—	5,124,576	—
Convertible Bonds	2,342,874	—	2,342,874	—
Common Stocks
Energy	2,021,084	—	—	2,021,084
Pharmaceuticals, Biotechnology & Life Sciences	664,950	664,950	—	—
Short-Term Investments	18,242,729	18,242,729	—	—
Swaps - Credit Default(2)	73,604	—	73,604	—

Total	$329,909,971	$18,907,679	$308,981,208	$2,021,084

Liabilities
Foreign Currency Contracts(2)	$(9,230)	$—	$(9,230)	$—

Total	$(9,230)	$—	$(9,230)	$—

(1) For the nine-month period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2016:

	Common Stocks	Total
Beginning balance	$921,843	$921,843
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	1,099,241	1,099,241

Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Ending balance	$2,021,084	$2,021,084

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2016 was $1,099,241.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford International Opportunities HLS Fund
Schedule of Investments September 30, 2016 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 96.3%
	Australia - 1.4%
360,139	BHP Billiton plc	$	5,415,969
2,600,565	South32 Ltd.		4,845,420
1,157,740	Westfield Corp. REIT		8,662,895

			18,924,284

	Belgium - 2.7%
235,087	Anheuser-Busch InBev N.V.		30,915,769
80,307	Umicore S.A.		5,042,394

			35,958,163

	Brazil - 1.5%
594,010	BB Seguridade Participacoes S.A.		5,457,626
649,634	Petroleo Brasileiro S.A. ADR*		6,061,085
1,431,821	Vale S.A. ADR		7,875,016

			19,393,727

	Canada - 7.4%
51,500	Alimentation Couche-Tard, Inc. Class B		2,495,804
598,665	Canadian National Railway Co.		39,133,740
427,310	Imperial Oil Ltd.		13,366,975
514,300	Magna International, Inc.		22,078,110
412,670	TransCanada Corp.		19,599,426

			96,674,055

	China - 5.6%
278,218	Alibaba Group Holding Ltd. ADR*		29,432,682
63,796	Baidu, Inc. ADR*		11,615,338
4,703,000	China Life Insurance Co., Ltd. Class H		12,322,631
7,289,000	CNOOC Ltd.		9,195,169
6,516,000	PICC Property & Casualty Co., Ltd. Class H		10,924,529

			73,490,349

	Denmark - 0.2%
67,700	H. Lundbeck A/S*		2,223,486

	France - 12.1%
370,391	Airbus Group SE		22,464,638
339,248	BNP Paribas S.A.		17,448,726
220,897	Capgemini S.A.		21,657,489
166,785	Essilor International S.A.		21,514,507
42,742	LVMH Moet Hennessy Louis Vuitton SE		7,287,972
285,117	Schneider Electric SE		19,833,816
103,637	Technip S.A.		6,371,000
394,489	Total S.A.		18,762,118
84,215	Unibail-Rodamco SE REIT		22,707,118

			158,047,384

	Germany - 9.0%
291,195	Beiersdorf AG		27,486,763
167,933	Brenntag AG		9,177,342
75,058	Continental AG		15,814,806
131,176	Deutsche Telekom AG		2,203,822
333,827	Deutsche Wohnen AG		12,147,316
1,461,334	E.ON SE		10,386,415
439,976	RWE AG*		7,598,169
100,281	Siemens AG		11,758,969
568,238	Vonovia SE		21,541,412

			118,115,014

	Hong Kong - 1.2%
623,307	Hong Kong Exchanges and Clearing Ltd.		16,496,028

	India - 3.5%
1,617,097	Bharti Infratel Ltd.		8,898,014
74,651	Divi’s Laboratories Ltd.		1,450,284
100,520	HDFC Bank Ltd. ADR		7,226,383

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

3,578,457	ICICI Bank Ltd.	$	13,516,662
71,228	Maruti Suzuki India Ltd.		5,870,913
935,377	Power Grid Corp. of India Ltd.		2,483,467
162,448	Tata Consultancy Services Ltd.		5,936,672

			45,382,395

	Ireland - 1.6%
656,966	CRH plc		21,748,272

	Italy - 3.7%
300,287	Banca Generali S.p.A.		5,763,807
1,056,618	Eni S.p.A.		15,226,163
904,680	FinecoBank Banca Fineco S.p.A.		5,244,706
4,429,550	Intesa Sanpaolo S.p.A.		9,834,059
266,570	Luxottica Group S.p.A.		12,732,209

			48,800,944

	Japan - 10.2%
72,080	Daito Trust Construction Co., Ltd.		11,528,444
361,345	Daiwa House Industry Co., Ltd.		9,916,997
53,522	Eisai Co., Ltd.		3,347,454
1,392,000	Mitsubishi Electric Corp.		17,840,851
290,000	Nippon Telegraph & Telephone Corp.		13,263,427
80,405	Olympus Corp.		2,807,850
176,400	Omron Corp.		6,349,500
243,274	Ono Pharmaceutical Co., Ltd.		6,792,319
544,430	Seven & I Holdings Co., Ltd.		25,738,069
533,000	Sumitomo Mitsui Financial Group, Inc.		18,004,527
457,733	Tokio Marine Holdings, Inc.		17,554,052

			133,143,490

	Luxembourg - 0.6%
338,823	SES S.A.		8,319,747

	Netherlands - 3.2%
312,801	AerCap Holdings N.V.*		12,039,711
290,042	NXP Semiconductors N.V.*		29,587,184

			41,626,895

	South Korea - 2.4%
46,148	Hyundai Motor Co.		5,703,045
7,448	LG Household & Health Care Ltd.		6,481,600
514,696	SK Hynix, Inc.		18,894,447

			31,079,092

	Spain - 1.9%
215,747	Industria de Diseno Textil S.A.		7,999,439
1,233,639	Repsol S.A.		16,758,024

			24,757,463

	Sweden - 1.0%
635,541	Assa Abloy AB Class B		12,906,346

	Switzerland - 6.7%
175,793	Julius Baer Group Ltd.*		7,165,667
515,980	LafargeHolcim Ltd.*		27,948,101
358,521	Novartis AG		28,294,583
93,541	Zurich Insurance Group AG*		24,123,661

			87,532,012

	Taiwan - 3.4%
7,498,035	Taiwan Semiconductor Manufacturing Co., Ltd.		44,074,509

	United Kingdom - 17.0%
1,154,584	Anglo American plc*		14,398,579
319,208	AstraZeneca plc		20,669,306
382,570	British American Tobacco plc		24,398,787
963,212	Compass Group plc		18,654,179
400,917	Diageo plc		11,483,690
7,921,682	Glencore plc*		21,690,923
271,385	Hikma Pharmaceuticals plc		7,089,035

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

1,862,272	International Consolidated Airlines Group S.A.		$	9,621,275
2,001,573	Sky plc			23,198,432
872,807	Smith & Nephew plc			14,076,955
376,148	Standard Chartered plc*			3,061,000
863,041	Unilever N.V.			39,763,055
632,847	WPP plc			14,875,457

				222,980,673

	Total Common Stocks (cost $1,179,350,482)			1,261,674,328

	Total Long-Term Investments (cost $1,179,350,482)			1,261,674,328

Short-Term Investments - 3.4%
	Other Investment Pools & Funds - 3.4%
44,791,832	BlackRock Liquidity Funds TempFund Portfolio			44,791,832

	Total Short-Term Investments (cost $44,791,832)			44,791,832

	Total Investments (cost $1,224,142,314)^	99.7%	$	1,306,466,160
	Other Assets and Liabilities	0.3%		3,912,126

	Total Net Assets	100.0%	$	1,310,378,286

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	122,151,826
Unrealized Depreciation		(39,827,980)

Net Unrealized Appreciation	$	82,323,846

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Australia	$18,924,284	$—	$18,924,284	$—
Belgium	35,958,163	—	35,958,163	—
Brazil	19,393,727	19,393,727	—	—
Canada	96,674,055	96,674,055	—	—
China	73,490,349	41,048,020	32,442,329	—
Denmark	2,223,486	—	2,223,486	—
France	158,047,384	—	158,047,384	—
Germany	118,115,014	—	118,115,014	—
Hong Kong	16,496,028	—	16,496,028	—
India	45,382,395	7,226,383	38,156,012	—
Ireland	21,748,272	—	21,748,272	—
Italy	48,800,944	—	48,800,944	—
Japan	133,143,490	—	133,143,490	—
Luxembourg	8,319,747	—	8,319,747	—
Netherlands	41,626,895	41,626,895	—	—
South Korea	31,079,092	—	31,079,092	—
Spain	24,757,463	—	24,757,463	—
Sweden	12,906,346	—	12,906,346	—
Switzerland	87,532,012	—	87,532,012	—
Taiwan	44,074,509	—	44,074,509	—
United Kingdom	222,980,673	—	222,980,673	—
Short-Term Investments	44,791,832	44,791,832	—	—

Total	$1,306,466,160	$250,760,912	$1,055,705,248	$—

(1) For the nine-month period ended September 30, 2016, investments valued at $25,101,348 were transferred from Level 1 to Level 2 due to the application of a systematic fair valuation model factor, and there were no transfers from Level 2 to Level 1.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford MidCap HLS Fund
Schedule of Investments September 30, 2016 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 99.9%
	Automobiles & Components - 1.4%
471,459	Harley-Davidson, Inc.	$	24,794,029

	Banks - 4.4%
83,459	Cullen/Frost Bankers, Inc.		6,004,040
153,490	East West Bancorp, Inc.		5,634,618
33,096	First Citizens BancShares, Inc. Class A		9,726,583
298,678	First Republic Bank		23,031,061
293,936	M&T Bank Corp.		34,125,970

			78,522,272

	Capital Goods - 8.7%
641,441	Allison Transmission Holdings, Inc.		18,396,528
333,181	Fastenal Co.		13,920,302
54,700	Heico Corp. Class A		3,309,897
362,256	IDEX Corp.		33,896,294
231,921	Lennox International, Inc.		36,418,555
225,678	MSC Industrial Direct Co., Inc. Class A		16,567,022
459,936	NOW, Inc.*		9,856,428
279,081	PACCAR, Inc.		16,404,381
120,973	Xylem, Inc.		6,345,034

			155,114,441

	Commercial & Professional Services - 9.5%
139,217	Cintas Corp.		15,675,834
155,771	Clean Harbors, Inc.*		7,473,893
105,116	Dun & Bradstreet Corp.		14,360,948
231,267	Equifax, Inc.		31,123,913
12,516	ManpowerGroup, Inc.		904,406
646,170	Robert Half International, Inc.		24,463,996
863,471	TransUnion*		29,789,750
381,437	TriNet Group, Inc.*		8,250,482
79,602	UniFirst Corp.		10,496,320
355,242	Waste Connections, Inc.		26,536,577

			169,076,119

	Consumer Durables & Apparel - 2.6%
224,762	Harman International Industries, Inc.		18,981,151
16,209	NVR, Inc.*		26,580,653

			45,561,804

	Consumer Services - 1.2%
165,247	Aramark		6,284,344
317,142	Choice Hotels International, Inc.		14,296,761

			20,581,105

	Diversified Financials - 5.2%
141,207	Factset Research Systems, Inc.		22,889,655
191,184	Invesco Ltd.		5,978,324
120,251	Moody’s Corp.		13,020,778
237,192	MSCI, Inc.		19,909,896
252,261	Northern Trust Corp.		17,151,225
312,339	SEI Investments Co.		14,245,782

			93,195,660

	Energy - 8.8%
128,755	Cimarex Energy Co.		17,300,809
174,524	Diamondback Energy, Inc.*		16,848,547
398,191	Energen Corp.		22,983,585
371,477	Newfield Exploration Co.*		16,144,390
239,880	Parsley Energy, Inc. Class A*		8,038,379
812,067	Patterson-UTI Energy, Inc.		18,165,939
1,069,540	QEP Resources, Inc.		20,888,116
223,337	SM Energy Co.		8,616,341
209,426	World Fuel Services Corp.		9,688,047

Hartford MidCap HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

1,352,758	WPX Energy, Inc.*	$	17,842,878

			156,517,031

	Food & Staples Retailing - 0.6%
137,402	PriceSmart, Inc.		11,508,792

	Health Care Equipment & Services - 5.4%
439,507	DENTSPLY SIRONA, Inc.		26,119,901
386,032	Patterson Cos., Inc.		17,734,310
242,864	STERIS plc		17,753,358
79,767	Teleflex, Inc.		13,404,844
218,931	Varian Medical Systems, Inc.*		21,790,203

			96,802,616

	Insurance - 5.6%
30,249	Alleghany Corp.*		15,881,330
39,167	Fairfax Financial Holdings Ltd.		22,949,393
39,483	Markel Corp.*		36,670,626
15,331	White Mountains Insurance Group Ltd.		12,724,730
212,420	WR Berkley Corp.		12,269,379

			100,495,458

	Materials - 3.5%
270,872	Ball Corp.		22,197,960
232,959	Packaging Corp. of America		18,930,248
39,898	Sherwin-Williams Co.		11,038,181
200,051	Silgan Holdings, Inc.		10,120,580

			62,286,969

	Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
205,240	Agios Pharmaceuticals, Inc.*		10,840,777
485,052	Alkermes plc*		22,811,996
124,467	Alnylam Pharmaceuticals, Inc.*		8,436,373
707,467	ARIAD Pharmaceuticals, Inc.*		9,685,223
303,551	Ionis Pharmaceuticals, Inc.*		11,122,109
935,617	Ironwood Pharmaceuticals, Inc.*		14,857,598
67,122	Mettler-Toledo International, Inc.*		28,179,829
106,790	Puma Biotechnology, Inc.*		7,160,269
112,341	Waters Corp.*		17,804,925

			130,899,099

	Retailing - 5.1%
226,046	Advance Auto Parts, Inc.		33,707,980
483,584	CarMax, Inc.*		25,799,206
148,852	Tiffany & Co.		10,811,121
331,507	TripAdvisor, Inc.*		20,944,612

			91,262,919

	Semiconductors & Semiconductor Equipment - 0.5%
179,893	MKS Instruments, Inc.		8,946,079

	Software & Services - 15.5%
496,220	Akamai Technologies, Inc.*		26,294,698
712,019	Cadence Design Systems, Inc.*		18,177,845
1,511,958	Genpact Ltd.*		36,211,394
425,307	Global Payments, Inc.		32,646,565
388,462	Guidewire Software, Inc.*		23,299,951
187,873	ServiceNow, Inc.*		14,870,148
301,081	Total System Services, Inc.		14,195,969
567,076	Vantiv, Inc. Class A*		31,909,366
325,158	VeriSign, Inc.*		25,440,362
261,455	WEX, Inc.*		28,260,671
263,228	Zillow Group, Inc. Class A*		9,068,205
426,688	Zillow Group, Inc. Class C*		14,784,739

			275,159,913

	Technology Hardware & Equipment - 5.7%
325,557	Amphenol Corp. Class A		21,135,160
478,330	CDW Corp. of Delaware		21,874,031
884,584	National Instruments Corp.		25,122,186

Hartford MidCap HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

1,139,905	Trimble Navigation Ltd.*		$	32,555,687

				100,687,064

	Transportation - 6.4%
234,817	Alaska Air Group, Inc.			15,465,048
40,606	AMERCO			13,165,683
152,612	CH Robinson Worldwide, Inc.			10,753,042
343,484	Genesee & Wyoming, Inc. Class A*			23,683,222
275,209	J.B. Hunt Transport Services, Inc.			22,330,458
934,460	JetBlue Airways Corp.*			16,110,090
281,485	Spirit Airlines, Inc.*			11,971,557

				113,479,100

	Utilities - 2.4%
61,200	Black Hills Corp.			3,746,664
262,102	NiSource, Inc.			6,319,279
600,283	UGI Corp.			27,156,803
81,546	WEC Energy Group, Inc.			4,882,975

				42,105,721

	Total Common Stocks (cost $1,446,343,664)			1,776,996,191

	Total Long-Term Investments (cost $1,446,343,664)			1,776,996,191

Short-Term Investments - 0.3%
	Other Investment Pools & Funds - 0.3%
4,951,768	Fidelity Money Market Class 1			4,951,768

	Total Short-Term Investments (cost $4,951,768)			4,951,768

	Total Investments (cost $1,451,295,432)^	100.2%	$	1,781,947,959
	Other Assets and Liabilities	(0.2)%		(2,703,224)

	Total Net Assets	100.0%	$	1,779,244,735

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	366,680,874
Unrealized Depreciation		(36,028,347)

Net Unrealized Appreciation	$	330,652,527

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
MSCI	Morgan Stanley Capital International

Hartford MidCap HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$24,794,029	$24,794,029	$—	$—
Banks	78,522,272	78,522,272	—	—
Capital Goods	155,114,441	155,114,441	—	—
Commercial & Professional Services	169,076,119	169,076,119	—	—
Consumer Durables & Apparel	45,561,804	45,561,804	—	—
Consumer Services	20,581,105	20,581,105	—	—
Diversified Financials	93,195,660	93,195,660	—	—
Energy	156,517,031	156,517,031	—	—
Food & Staples Retailing	11,508,792	11,508,792	—	—
Health Care Equipment & Services	96,802,616	96,802,616	—	—
Insurance	100,495,458	100,495,458	—	—
Materials	62,286,969	62,286,969	—	—
Pharmaceuticals, Biotechnology & Life Sciences	130,899,099	130,899,099	—	—
Retailing	91,262,919	91,262,919	—	—
Semiconductors & Semiconductor Equipment	8,946,079	8,946,079	—	—
Software & Services	275,159,913	275,159,913	—	—
Technology Hardware & Equipment	100,687,064	100,687,064	—	—
Transportation	113,479,100	113,479,100	—	—
Utilities	42,105,721	42,105,721	—	—
Short-Term Investments	4,951,768	4,951,768	—	—

Total	$1,781,947,959	$1,781,947,959	$—	$—

(1) For the nine-month period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford MidCap Value HLS Fund
Schedule of Investments September 30, 2016 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 98.5%
	Automobiles & Components - 1.4%
154,448	Goodyear Tire & Rubber Co.	$	4,988,670

	Banks - 9.5%
83,728	Bank of the Ozarks, Inc.		3,215,155
127,243	BankUnited, Inc.		3,842,739
184,194	Comerica, Inc.		8,716,060
56,830	IBERIABANK Corp.		3,814,430
155,829	Provident Financial Services, Inc.		3,308,250
44,304	South State Corp.		3,324,572
277,978	Zions Bancorp		8,622,877

			34,844,083

	Capital Goods - 7.4%
122,869	Generac Holdings, Inc.*		4,460,145
30,719	Herc Holdings, Inc.*		1,035,230
38,376	Hubbell, Inc. Class B		4,134,630
93,244	Moog, Inc. Class A*		5,551,748
569,129	Sanwa Holdings Corp.		5,509,730
82,752	Sensata Technologies Holding N.V.*		3,209,123
53,959	WESCO International, Inc.*		3,317,939

			27,218,545

	Commercial & Professional Services - 1.4%
138,784	IHS Markit Ltd.*		5,211,339

	Consumer Durables & Apparel - 4.6%
105,072	D.R. Horton, Inc.		3,173,174
34,694,188	Global Brands Group Holding Ltd.*		3,556,369
135,426	Lennar Corp. Class A		5,733,937
172,055	PulteGroup, Inc.		3,447,982
28,321	Toll Brothers, Inc.*		845,665

			16,757,127

	Consumer Services - 2.0%
135,912	Bloomin’ Brands, Inc.		2,343,123
132,021	Norwegian Cruise Line Holdings Ltd.*		4,977,192

			7,320,315

	Diversified Financials - 1.3%
24,158	MSCI, Inc.		2,027,823
47,334	Raymond James Financial, Inc.		2,755,312

			4,783,135

	Energy - 8.9%
417,700	Cobalt International Energy, Inc.*		517,948
115,818	Diamondback Energy, Inc.*		11,181,070
86,551	Energen Corp.		4,995,724
35,877	HollyFrontier Corp.		878,986
188,334	Newfield Exploration Co.*		8,184,996
311,139	QEP Resources, Inc.		6,076,545
327,720	Trican Well Service Ltd.*		671,951

			32,507,220

	Food, Beverage & Tobacco - 2.8%
44,021	Ingredion, Inc.		5,857,434
58,023	Post Holdings, Inc.*		4,477,635

			10,335,069

	Health Care Equipment & Services - 3.1%
84,316	Acadia Healthcare Co., Inc.*		4,177,858
116,175	Brookdale Senior Living, Inc.*		2,027,254
230,035	Envision Healthcare Holdings, Inc.*		5,122,879

			11,327,991

	Insurance - 8.2%
42,465	Argo Group International Holdings Ltd.		2,395,875
32,400	Assurant, Inc.		2,988,900

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

38,435	Hanover Insurance Group, Inc.	$2,898,768
84,420	Reinsurance Group of America, Inc.	9,112,295
157,549	Unum Group	5,563,055
204,456	XL Group Ltd.	6,875,855

		29,834,748

	Materials - 8.9%
87,902	Bemis Co., Inc.	4,483,881
87,486	Cabot Corp.	4,585,141
81,693	Celanese Corp. Series A	5,437,486
91,310	CF Industries Holdings, Inc.	2,223,399
34,138	Crown Holdings, Inc.*	1,948,938
374,938	Louisiana-Pacific Corp.*	7,060,083
196,433	Methanex Corp.	7,008,729

		32,747,657

	Media - 2.4%
141,167	Interpublic Group of Cos., Inc.	3,155,082
61,737	John Wiley & Sons, Inc. Class A	3,186,247
77,433	Quebecor, Inc. Class B	2,353,179

		8,694,508

	Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
145,964	Endo International plc*	2,941,175

	Real Estate - 9.2%
74,557	American Assets Trust, Inc. REIT	3,234,283
66,783	Equity LifeStyle Properties, Inc. REIT	5,154,312
45,158	Extra Space Storage, Inc. REIT	3,585,997
143,904	Forest City Realty Trust, Inc. Class A REIT	3,328,499
138,710	LaSalle Hotel Properties REIT	3,311,008
36,069	Life Storage, Inc. REIT	3,207,977
54,925	PS Business Parks, Inc. REIT	6,237,832
192,555	STORE Capital Corp. REIT	5,674,596

		33,734,504

	Retailing - 0.9%
165,851	DSW, Inc. Class A	3,396,628

	Semiconductors & Semiconductor Equipment - 5.9%
213,944	Microsemi Corp.*	8,981,369
106,483	Qorvo, Inc.*	5,935,363
130,114	Silicon Motion Technology Corp. ADR	6,738,604

		21,655,336

	Software & Services - 3.4%
151,041	Booz Allen Hamilton Holding Corp.	4,774,406
157,711	SS&C Technologies Holdings, Inc.	5,070,408
67,382	Verint Systems, Inc.*	2,535,585

		12,380,399

	Technology Hardware & Equipment - 5.1%
132,665	Arrow Electronics, Inc.*	8,486,580
77,000	CommScope Holding Co., Inc.*	2,318,470
53,986	Harris Corp.	4,945,658
96,800	Keysight Technologies, Inc.*	3,067,592

		18,818,300

	Telecommunication Services - 0.8%
58,831	Millicom International Cellular S.A.	3,048,114

	Transportation - 4.8%
79,133	Genesee & Wyoming, Inc. Class A*	5,456,220
102,892	Hertz Global Holdings, Inc.*	4,132,143
149,905	Knight Transportation, Inc.	4,300,774
54,387	Ryder System, Inc.	3,586,823

		17,475,960

	Utilities - 5.7%
164,697	Alliant Energy Corp.	6,309,542
133,321	Great Plains Energy, Inc.	3,638,330

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

43,890	Portland General Electric Co.		$1,869,275
200,919	UGI Corp.		9,089,576

			20,906,723

	Total Common Stocks (cost $313,588,080)		360,927,546

	Total Long-Term Investments (cost $313,588,080)		360,927,546

Short-Term Investments - 1.3%
	Other Investment Pools & Funds - 1.3%
4,711,172	Federated Prime Obligations Fund		4,711,172

	Total Short-Term Investments (cost $4,711,172)		4,711,172

	Total Investments (cost $318,299,252)^	99.8%	$365,638,718
	Other Assets and Liabilities	0.2%	584,366

	Total Net Assets	100.0%	$366,223,084

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$66,469,191
Unrealized Depreciation	(19,129,725)

Net Unrealized Appreciation	$47,339,466

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$4,988,670	$4,988,670	$—	$—
Banks	34,844,083	34,844,083	—	—
Capital Goods	27,218,545	21,708,815	5,509,730	—
Commercial & Professional Services	5,211,339	5,211,339	—	—
Consumer Durables & Apparel	16,757,127	13,200,758	3,556,369	—
Consumer Services	7,320,315	7,320,315	—	—
Diversified Financials	4,783,135	4,783,135	—	—
Energy	32,507,220	32,507,220	—	—
Food, Beverage & Tobacco	10,335,069	10,335,069	—	—
Health Care Equipment & Services	11,327,991	11,327,991	—	—
Insurance	29,834,748	29,834,748	—	—
Materials	32,747,657	32,747,657	—	—
Media	8,694,508	8,694,508	—	—
Pharmaceuticals, Biotechnology & Life Sciences	2,941,175	2,941,175	—	—
Real Estate	33,734,504	33,734,504	—	—
Retailing	3,396,628	3,396,628	—	—
Semiconductors & Semiconductor Equipment	21,655,336	21,655,336	—	—
Software & Services	12,380,399	12,380,399	—	—
Technology Hardware & Equipment	18,818,300	18,818,300	—	—
Telecommunication Services	3,048,114	—	3,048,114	—
Transportation	17,475,960	17,475,960	—	—
Utilities	20,906,723	20,906,723	—	—
Short-Term Investments	4,711,172	4,711,172	—	—

Total	$365,638,718	$353,524,505	$12,114,213	$—

(1) For the nine-month period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2016:

	Common Stocks	Total
Beginning balance	$97,610	$97,610
Purchases	-	-
Sales	(108,455)	(108,455)
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	(23,990)	(23,990)
Net change in unrealized appreciation/depreciation	34,835	34,835
Transfers into Level 3	-	-
Transfers out of Level 3	-	-

Ending balance	$-	$-

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2016 was $0.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Small Company HLS Fund
Schedule of Investments September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.7%
	Automobiles & Components - 0.9%
344,604	Fox Factory Holding Corp.*	$7,915,554
4,850	Tenneco, Inc.*	282,610
1,458	Visteon Corp.	104,480

		8,302,644

	Banks - 2.0%
3,910	FCB Financial Holdings, Inc. Class A*	150,261
4,100	First Hawaiian, Inc.*	110,126
7,244	First Merchants Corp.	193,777
3,592	Great Western Bancorp, Inc.	119,686
1,690	IBERIABANK Corp.	113,433
15,458	MGIC Investment Corp.*	123,664
2,990	Sandy Spring Bancorp, Inc.	91,434
480,454	Sterling Bancorp	8,407,945
473,265	United Community Banks, Inc.	9,948,030

		19,258,356

	Capital Goods - 8.4%
5,600	AAON, Inc.	161,392
484,493	Advanced Drainage Systems, Inc.	11,656,902
388,287	Altra Industrial Motion Corp.	11,248,674
1,646	American Woodmark Corp.*	132,618
207,738	Applied Industrial Technologies, Inc.	9,709,674
3,004	Armstrong World Industries, Inc.*	124,125
173,240	Astronics Corp.*	7,804,462
2,913	AZZ, Inc.	190,132
1,489	Esterline Technologies Corp.*	113,224
4,939	Generac Holdings, Inc.*	179,286
91,165	Heico Corp. Class A	5,516,394
1,331	Lennox International, Inc.	209,007
3,929	Manitowoc Foodservice, Inc.*	63,728
176,055	Masonite International Corp.*	10,945,339
120,751	Middleby Corp.*	14,927,239
2,505	SiteOne Landscape Supply, Inc.*	90,005
1,708	Teledyne Technologies, Inc.*	184,344
2,504	Toro Co.	117,287
126,593	WESCO International, Inc.*	7,784,204

		81,158,036

	Commercial & Professional Services - 0.8%
2,637	Deluxe Corp.	176,204
4,639	Exponent, Inc.	236,868
2,079	GP Strategies Corp.*	51,185
2,535	Huron Consulting Group, Inc.*	151,492
4,539	On Assignment, Inc.*	164,720
113,786	WageWorks, Inc.*	6,930,705

		7,711,174

	Consumer Durables & Apparel - 2.8%
132,000	G-III Apparel Group Ltd.*	3,847,800
538,163	Kate Spade & Co.*	9,218,732
405,585	Steven Madden Ltd.*	14,017,017
5,158	TopBuild Corp.*	171,246
3,899	Vista Outdoor, Inc.*	155,414

		27,410,209

	Consumer Services - 6.5%
10,977	Bloomin’ Brands, Inc.	189,244
1,082,822	ClubCorp Holdings, Inc.	15,668,434
3,236	Del Frisco’s Restaurant Group, Inc.*	43,589
3,742	Dunkin’ Brands Group, Inc.	194,883
92,085	Jack in the Box, Inc.	8,834,635
11,686	La Quinta Holdings, Inc.*	130,650
2,548	Marriott Vacations Worldwide Corp.	186,819

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

102,238	Panera Bread Co. Class A*	$19,907,783
2,024	Papa John’s International, Inc.	159,592
583,620	Planet Fitness, Inc. Class A*	11,713,254
206,546	Wingstop, Inc.	6,051,798

		63,080,681

	Diversified Financials - 2.5%
3,747	Evercore Partners, Inc. Class A	193,008
512,672	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	11,981,145
21,881	MarketAxess Holdings, Inc.	3,623,275
796,539	WisdomTree Investments, Inc.	8,196,386

		23,993,814

	Energy - 2.6%
270,395	Patterson-UTI Energy, Inc.	6,048,736
3,945	PBF Energy, Inc. Class A	89,315
1,367	PDC Energy, Inc.*	91,671
419,689	QEP Resources, Inc.	8,196,526
3,823	RSP Permian, Inc.*	148,256
804,117	WPX Energy, Inc.*	10,606,303

		25,180,807

	Food & Staples Retailing - 0.1%
1,557	Casey’s General Stores, Inc.	187,074
6,015	Natural Grocers by Vitamin Cottage, Inc.*	67,127
2,179	PriceSmart, Inc.	182,513

		436,714

	Food, Beverage & Tobacco - 1.3%
1,329,092	Greencore Group plc	5,776,941
31,793	MGP Ingredients, Inc.	1,288,252
70,118	Post Holdings, Inc.*	5,411,006
1,783	TreeHouse Foods, Inc.*	155,460

		12,631,659

	Health Care Equipment & Services - 10.0%
293,141	Acadia Healthcare Co., Inc.*	14,525,137
155,209	Align Technology, Inc.*	14,550,844
3,042	Anika Therapeutics, Inc.*	145,560
362	Atrion Corp.	154,429
3,637	Cynosure, Inc. Class A*	185,269
126,632	DexCom, Inc.*	11,100,561
299,604	Globus Medical, Inc. Class A*	6,762,062
1,601	ICU Medical, Inc.*	202,334
141,112	Inogen, Inc.*	8,452,609
460,787	Insulet Corp.*	18,864,620
1,905	LivaNova plc*	114,510
3,615	Natus Medical, Inc.*	142,033
102,686	Nevro Corp.*	10,719,392
5,324	Omnicell, Inc.*	203,909
2,714	Team Health Holdings, Inc.*	88,368
2,345	U.S. Physical Therapy, Inc.	147,031
4,304	Vascular Solutions, Inc.*	207,582
228,262	Veeva Systems, Inc. Class A*	9,422,655
1,770	WellCare Health Plans, Inc.*	207,249

		96,196,154

	Insurance - 1.4%
3,502	AMERISAFE, Inc.	205,848
85,663	Assurant, Inc.	7,902,412
142,452	First American Financial Corp.	5,595,514
4,187	James River Group Holdings Ltd.	151,569

		13,855,343

	Materials - 3.0%
5,998	Boise Cascade Co.*	152,349
14,542	Graphic Packaging Holding Co.	203,443
997,134	Headwaters, Inc.*	16,871,508

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

12,416	OMNOVA Solutions, Inc.*	$104,791
1,367,020	Platform Specialty Products Corp.*	11,086,532
5,689	PolyOne Corp.	192,345
2,114	Silgan Holdings, Inc.	106,947

		28,717,915

	Pharmaceuticals, Biotechnology & Life Sciences - 10.4%
2,773	Acorda Therapeutics, Inc.*	57,900
265,618	Aerie Pharmaceuticals, Inc.*	10,024,423
1,192	Agios Pharmaceuticals, Inc.*	62,961
201,881	Alder Biopharmaceuticals, Inc.*	6,615,640
7,563	Amicus Therapeutics, Inc.*	55,966
8,369	Aratana Therapeutics, Inc.*	78,334
552,830	ARIAD Pharmaceuticals, Inc.*	7,568,243
117,844	Bluebird Bio, Inc.*	7,987,466
140,316	Coherus Biosciences, Inc.*	3,757,662
195,299	Five Prime Therapeutics, Inc.*	10,251,245
4,424	Flexion Therapeutics, Inc.*	86,445
114,260	Galapagos N.V. ADR*	7,388,052
187,794	Global Blood Therapeutics, Inc.*	4,328,652
4,333	GlycoMimetics, Inc.*	30,981
248,788	Intersect ENT, Inc.*	3,940,802
3,294	Ionis Pharmaceuticals, Inc.*	120,692
300,272	Ironwood Pharmaceuticals, Inc.*	4,768,319
3,861	Medicines Co.*	145,714
102,934	MyoKardia, Inc.*	1,681,942
2,468	Neurocrine Biosciences, Inc.*	124,980
961,271	Novavax, Inc.*	1,999,444
2,173	Ophthotech Corp.*	100,240
254,378	Otonomy, Inc.*	4,627,136
3,089	PAREXEL International Corp.*	214,531
132,354	Patheon N.V.*	3,921,649
145,780	Portola Pharmaceuticals, Inc.*	3,310,664
153,818	PTC Therapeutics, Inc.*	2,154,990
90,735	TESARO, Inc.*	9,095,276
87,521	Ultragenyx Pharmaceutical, Inc.*	6,208,740

		100,709,089

	Real Estate - 3.2%
134,719	Coresite Realty Corp. REIT	9,974,595
131,928	FirstService Corp.	6,158,399
5,580	HFF, Inc. Class A REIT	154,510
644,589	Kennedy-Wilson Holdings, Inc. REIT	14,535,482
10,194	Sunstone Hotel Investors, Inc. REIT	130,381

		30,953,367

	Retailing - 3.8%
5,016,400	Allstar Co.*(1)(2)(3)	5,668,532
2,428	Burlington Stores, Inc.*	196,716
3,749	Core-Mark Holding Co., Inc.	134,214
130,686	Dick’s Sporting Goods, Inc.	7,412,510
329,993	DSW, Inc. Class A	6,758,257
78,617	Five Below, Inc.*	3,167,479
3,655	HSN, Inc.	145,469
124,491	Monro Muffler Brake, Inc.	7,615,114
104,986	Tory Burch LLC*(1)(2)(3)	5,213,592
2,524	Wayfair, Inc. Class A*	99,370

		36,411,253

	Semiconductors & Semiconductor Equipment - 1.9%
2,842	Cirrus Logic, Inc.*	151,052
401,985	Entegris, Inc.*	7,002,579
8,145	Integrated Device Technology, Inc.*	188,150
175,604	M/A-COM Technology Solutions Holdings, Inc.*	7,435,073
41,882	Mellanox Technologies Ltd.*	1,811,397
4,165	MKS Instruments, Inc.	207,125

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

166,445	SunPower Corp.*	$	1,484,689

			18,280,065

	Software & Services - 28.2%
137,441	2U, Inc.*		5,262,616
2,753	Aspen Technology, Inc.*		128,813
202,150	Atlassian Corp. plc Class A*		6,058,436
2,113	Blackbaud, Inc.		140,176
2,480	Bottomline Technologies de, Inc.*		57,809
230,250	BroadSoft, Inc.*		10,718,137
1,269	CACI International, Inc. Class A*		128,042
5,995	Cardtronics plc Class A*		267,377
2,178	Cass Information Systems, Inc.		123,384
117,787	CommVault Systems, Inc.*		6,258,023
3,621	comScore, Inc.*		111,020
61,039	CoStar Group, Inc.*		13,216,775
34,002	Ellie Mae, Inc.*		3,580,411
243,150	Envestnet, Inc.*		8,862,818
102,907	EPAM Systems, Inc.*		7,132,484
11,551	Everyday Health, Inc.*		88,827
4,236	Exlservice Holdings, Inc.*		211,122
118,178	Fair Isaac Corp.		14,723,797
344,626	Five9, Inc.*		5,403,736
222,097	Gigamon, Inc.*		12,170,916
374,625	GoDaddy, Inc. Class A*		12,935,801
3,058	GrubHub, Inc.*		131,463
138,591	Guidewire Software, Inc.*		8,312,688
198,452	HubSpot, Inc.*		11,434,804
249,273	InterXion Holding N.V.*		9,028,668
2,988	j2 Global, Inc.		199,031
1,023,590	Just Eat plc*		7,096,934
106,044	MAXIMUS, Inc.		5,997,849
259,200	Mimecast Ltd.*		4,958,496
2,603	Paycom Software, Inc.*		130,488
274,636	Paylocity Holding Corp.*		12,210,317
158,916	Proofpoint, Inc.*		11,894,863
3,210	PTC, Inc.*		142,235
2,002	Q2 Holdings, Inc.*		57,377
377,171	SS&C Technologies Holdings, Inc.		12,126,048
72,942	Stamps.com, Inc.*		6,893,748
3,230	Take-Two Interactive Software, Inc.*		145,608
1,069,389	Telogis, Inc.*(1)(2)(3)		3,079,840
36,484	Tyler Technologies, Inc.*		6,247,155
41,392	Ultimate Software Group, Inc.*		8,460,111
3,019	Verint Systems, Inc.*		113,605
116,750	Virtusa Corp.*		2,881,390
1,549	WebMD Health Corp.*		76,985
109,121	WEX, Inc.*		11,794,889
176,298	Wix.com Ltd.*		7,656,622
513,025	WNS Holdings Ltd. ADR*		15,365,099
312,036	Zendesk, Inc.*		9,582,626
257,705	Zillow Group, Inc. Class C*		8,929,478

			272,528,937

	Technology Hardware & Equipment - 1.0%
73,313	Arista Networks, Inc.*		6,237,470
25,740	Coherent, Inc.*		2,845,300
1,348	ePlus, Inc.*		127,265
3,710	NetScout Systems, Inc.*		108,517
2,001	Rogers Corp.*		122,221

			9,440,773

	Telecommunication Services - 0.8%
737,871	ORBCOMM, Inc.*		7,563,178
12,321	Vonage Holdings Corp.*		81,442

			7,644,620

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	Transportation - 4.1%
6,246	Celadon Group, Inc.	$	54,590
1,836	Genesee & Wyoming, Inc. Class A*		126,592
149,342	Kirby Corp.*		9,283,099
647,269	Knight Transportation, Inc.		18,570,148
3,912	Marten Transport Ltd.		82,152
553,686	Swift Transportation Co.*		11,887,638

			40,004,219

	Total Common Stocks (cost $849,833,123)		923,905,829

Exchange Traded Funds - 0.0%
	Other Investment Pools & Funds - 0.0%
2,167	iShares Russell 2000 Growth ETF		322,666

	Total Exchange Traded Funds (cost $325,424)		322,666

Preferred Stocks - 3.8%
	Consumer Services - 0.3%
277,018	DraftKings, Inc. Series D * (1)(2)(3)		1,099,761
252,844	DraftKings, Inc. Series D-1 * (1)(2)(3)		1,319,846

			2,419,607

	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
92,420	Sancilio & Co., Inc. *(1)(2)(3)		366,907

	Retailing - 0.3%
74,004	Honest Co. * (1)(2)(3)		2,768,490

	Software & Services - 3.0%
169,989	Cloudera, Inc. * (1)(2)(3)		3,049,603
410,300	MarkLogic Corp. Series F * (1)(2)(3)		4,316,356
206,888	Nutanix, Inc. * (1)(2)(3)		6,889,370
1,456,330	Telogis, Inc. * (1)(2)(3)		5,767,067
157,023	Veracode, Inc. * (1)(2)(3)		4,168,961
1,026,132	Zuora, Inc. Series F * (1)(2)(3)		4,504,719

			28,696,076

	Telecommunication Services - 0.2%
6,478	DocuSign, Inc. Series B * (1)(2)(3)		125,738
1,940	DocuSign, Inc. Series B-1 * (1)(2)(3)		37,655
4,655	DocuSign, Inc. Series D * (1)(2)(3)		90,354
100,799	DocuSign, Inc. Series E * (1)(2)(3)		1,956,509

			2,210,256

	Total Preferred Stocks (cost $28,676,424)		36,461,336

	Total Long-Term Investments (cost $878,834,971)		960,689,831

Short-Term Investments - 0.1%
	Other Investment Pools & Funds - 0.1%
862,909	BlackRock Liquidity Funds TempFund Portfolio		862,909

	Total Short-Term Investments (cost $862,909)		862,909

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Total Investments (cost $879,697,880)^	99.6%	$	961,552,740
Other Assets and Liabilities	0.4%		4,186,578

Total Net Assets	100.0%	$	965,739,318

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$137,748,938
Unrealized Depreciation	(55,894,078)

Net Unrealized Appreciation	$81,854,860

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2016, the aggregate fair value of these securities was $50,423,300, which represents 5.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
08/2011	5,016,400	Allstar Co.	$2,182,229
02/2014	169,989	Cloudera, Inc. Preferred	2,475,040
02/2014	6,478	DocuSign, Inc. Series B Preferred	85,072
02/2014	1,940	DocuSign, Inc. Series B-1 Preferred	25,477
02/2014	4,655	DocuSign, Inc. Series D Preferred	61,131
02/2014	100,799	DocuSign, Inc. Series E Preferred	1,323,733
08/2015	277,018	DraftKings, Inc. Series D Preferred	1,491,990
08/2015	252,844	DraftKings, Inc. Series D-1 Preferred	1,938,153
08/2015	74,004	Honest Co. Preferred	3,386,053
04/2015	410,300	MarkLogic Corp. Series F Preferred	4,765,306
08/2014	206,888	Nutanix, Inc. Preferred	2,771,575
07/2015	92,420	Sancilio & Co., Inc. Preferred	349,066
09/2013	1,069,389	Telogis, Inc.	2,118,567
09/2013	1,456,330	Telogis, Inc. Preferred	3,205,674
11/2013	104,986	Tory Burch LLC	8,228,416
08/2014	157,023	Veracode, Inc. Preferred	2,899,571
01/2015	1,026,132	Zuora, Inc. Series F Preferred	3,898,583

			$41,205,636

At September 30, 2016, the aggregate value of these securities was $50,423,300, which represents 5.2% of total net assets.

(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2016, the aggregate value of these securities was $50,423,300, which represents 5.2% of total net assets.

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$8,302,644	$8,302,644	$—	$—
Banks	19,258,356	19,258,356	—	—
Capital Goods	81,158,036	81,158,036	—	—
Commercial & Professional Services	7,711,174	7,711,174	—	—
Consumer Durables & Apparel	27,410,209	27,410,209	—	—
Consumer Services	63,080,681	63,080,681	—	—
Diversified Financials	23,993,814	23,993,814	—	—
Energy	25,180,807	25,180,807	—	—
Food & Staples Retailing	436,714	436,714	—	—
Food, Beverage & Tobacco	12,631,659	6,854,718	5,776,941	—
Health Care Equipment & Services	96,196,154	96,196,154	—	—
Insurance	13,855,343	13,855,343	—	—
Materials	28,717,915	28,717,915	—	—
Pharmaceuticals, Biotechnology & Life Sciences	100,709,089	100,709,089	—	—
Real Estate	30,953,367	30,953,367	—	—
Retailing	36,411,253	25,529,129	—	10,882,124
Semiconductors & Semiconductor Equipment	18,280,065	18,280,065	—	—
Software & Services	272,528,937	262,352,163	7,096,934	3,079,840
Technology Hardware & Equipment	9,440,773	9,440,773	—	—
Telecommunication Services	7,644,620	7,644,620	—	—
Transportation	40,004,219	40,004,219	—	—
Exchange Traded Funds	322,666	322,666	—	—
Preferred Stocks	36,461,336	—	—	36,461,336
Short-Term Investments	862,909	862,909	—	—

Total	$961,552,740	$898,255,565	$12,873,875	$50,423,300

(1) For the nine-month period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2016:

	Common Stocks	Preferred Stocks	Total

Beginning balance	$15,248,065	$36,283,004	$51,531,069
Purchases	-	-	-
Sales	(3,098,097)	(622,830)	(3,720,927)
Accrued discounts/(premiums)	-	-	-
Total realized gain/(loss)	-	(53,160)	(53,160)
Net change in unrealized appreciation/depreciation	1,811,996	854,322	2,666,318
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-

Ending balance	$13,961,964	$36,461,336	$50,423,300

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2016 was $2,473,427.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Stock HLS Fund
Schedule of Investments September 30, 2016 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 97.4%
	Banks - 2.8%
330,748	PNC Financial Services Group, Inc.	$	29,797,087
264,671	Wells Fargo & Co.		11,719,632

			41,516,719

	Capital Goods - 9.9%
121,190	General Dynamics Corp.		18,803,840
358,329	Honeywell International, Inc.		41,777,578
150,982	Lockheed Martin Corp.		36,193,405
102,022	Northrop Grumman Corp.		21,827,607
286,498	United Technologies Corp.		29,108,197

			147,710,627

	Consumer Durables & Apparel - 5.0%
926,765	NIKE, Inc. Class B		48,794,177
460,631	VF Corp.		25,818,368

			74,612,545

	Consumer Services - 2.0%
258,676	McDonald’s Corp.		29,840,864

	Diversified Financials - 3.4%
404,067	American Express Co.		25,876,451
70,035	BlackRock, Inc.		25,384,886

			51,261,337

	Energy - 3.2%
283,147	Exxon Mobil Corp.		24,713,070
306,764	Schlumberger Ltd.		24,123,921

			48,836,991

	Food & Staples Retailing - 6.7%
292,489	Costco Wholesale Corp.		44,607,498
290,363	CVS Health Corp.		25,839,403
366,465	Walgreens Boots Alliance, Inc.		29,544,408

			99,991,309

	Food, Beverage & Tobacco - 6.6%
874,288	Coca-Cola Co.		36,999,868
1,034,190	Diageo plc		29,622,884
291,343	PepsiCo, Inc.		31,689,378

			98,312,130

	Health Care Equipment & Services - 10.0%
481,390	Cardinal Health, Inc.		37,404,003
186,687	McKesson Corp.		31,130,057
519,309	Medtronic plc		44,868,298
266,118	UnitedHealth Group, Inc.		37,256,520

			150,658,878

	Household & Personal Products - 4.0%
559,150	Colgate-Palmolive Co.		41,455,381
211,904	Procter & Gamble Co.		19,018,384

			60,473,765

	Insurance - 5.2%
323,502	Chubb Ltd.		40,648,026
549,160	Marsh & McLennan Cos., Inc.		36,931,010

			77,579,036

	Materials - 3.3%
154,946	Ecolab, Inc.		18,860,027
251,212	Praxair, Inc.		30,353,946

			49,213,973

	Media - 1.2%
192,870	Walt Disney Co.		17,909,908

Hartford Stock HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
174,827	Amgen, Inc.		$29,162,892
308,102	Johnson & Johnson		36,396,089
531,247	Merck & Co., Inc.		33,155,125
89,751	Roche Holding AG		22,302,981

			121,017,087

	Real Estate - 1.8%
118,522	Public Storage REIT		26,446,999

	Retailing - 5.1%
9,440,100	Allstar Co.*(1)(2)(3)		10,667,313
415,458	Lowe’s Cos., Inc.		30,000,222
488,789	TJX Cos., Inc.		36,551,642

			77,219,177

	Software & Services - 11.1%
330,507	Accenture plc Class A		40,378,040
417,733	Automatic Data Processing, Inc.		36,844,051
941,691	Microsoft Corp.		54,241,401
423,591	Visa, Inc. Class A		35,030,976

			166,494,468

	Transportation - 8.0%
573,783	Canadian National Railway Co.		37,507,245
390,985	Union Pacific Corp.		38,132,767
405,888	United Parcel Service, Inc. Class B		44,387,912

			120,027,924

	Total Common Stocks (cost $1,181,537,844)		1,459,123,737

	Total Long-Term Investments (cost $1,181,537,844)		1,459,123,737
Short-Term Investments - 2.5%
	Other Investment Pools & Funds - 2.5%
36,940,137	Fidelity Money Market Class 1		36,940,137

	Total Short-Term Investments (cost $36,940,137)		36,940,137

	Total Investments (cost $1,218,477,981)^	99.9%	$1,496,063,874
	Other Assets and Liabilities	0.1%	1,652,588

	Total Net Assets	100.0%	$1,497,716,462

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$288,546,037
Unrealized Depreciation	(10,960,144)

Net Unrealized Appreciation	$277,585,893

*	Non-income producing.

Hartford Stock HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

(1)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2016, the aggregate fair value of this security was $10,667,313, which represents 0.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
08/2011	9,440,100	Allstar Co.	$4,106,619

At September 30, 2016, the aggregate value of these securities was $10,667,313, which represents 0.7% of total net assets.

(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At September 30, 2016, the aggregate value of this security was $10,667,313, which represents 0.7% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Stock HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Banks	$41,516,719	$41,516,719	$—	$—
Capital Goods	147,710,627	147,710,627	—	—
Consumer Durables & Apparel	74,612,545	74,612,545	—	—
Consumer Services	29,840,864	29,840,864	—	—
Diversified Financials	51,261,337	51,261,337	—	—
Energy	48,836,991	48,836,991	—	—
Food & Staples Retailing	99,991,309	99,991,309	—	—
Food, Beverage & Tobacco	98,312,130	68,689,246	29,622,884	—
Health Care Equipment & Services	150,658,878	150,658,878	—	—
Household & Personal Products	60,473,765	60,473,765	—	—
Insurance	77,579,036	77,579,036	—	—
Materials	49,213,973	49,213,973	—	—
Media	17,909,908	17,909,908	—	—
Pharmaceuticals, Biotechnology & Life Sciences	121,017,087	98,714,106	22,302,981	—
Real Estate	26,446,999	26,446,999	—	—
Retailing	77,219,177	66,551,864	—	10,667,313
Software & Services	166,494,468	166,494,468	—	—
Transportation	120,027,924	120,027,924	—	—
Short-Term Investments	36,940,137	36,940,137	—	—

Total	$1,496,063,874	$1,433,470,696	$51,925,865	$10,667,313

(1) For the nine-month period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2016:

	Common Stocks	Total
Beginning balance	$8,968,095	$8,968,095
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	1,699,218	1,699,218
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Ending balance	$10,667,313	$10,667,313

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2016 was $1,699,218.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Total Return Bond HLS Fund
Schedule of Investments September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 30.5%
	Asset-Backed - Automobile - 1.2%
$3,800,000	AmeriCredit Automobile Receivables Trust 2.72%, 09/09/2019	$3,834,144
8,005,000	Credit Acceptance Auto Loan Trust 1.88%, 03/15/2022(1)	8,020,421
6,437,900	First Investors Auto Owner Trust 1.67%, 11/16/2020(1)	6,447,059
162,617	1.81%, 10/15/2018(1)	162,647
1,750,000	2.39%, 11/16/2020(1)	1,762,584
1,260,000	GM Financial Automobile Leasing Trust 1.96%, 03/20/2018(1)	1,263,256
1,852,900	Santander Drive Auto Receivables Trust 1.82%, 05/15/2019	1,856,418
1,377,350	2.25%, 06/17/2019	1,383,103
4,500,000	2.36%, 04/15/2020	4,533,614
3,311,999	Westlake Automobile Receivables Trust 1.58%, 04/15/2020(1)	3,313,078

		32,576,324

	Asset-Backed - Finance & Insurance - 14.5%
9,180,000	American Money Management Corp. 2.17%, 07/27/2026(1)(2)	9,184,801
6,015,000	Apidos CLO 2.14%, 01/19/2025(1)(2)	6,020,293
2,555,000	2.53%, 07/15/2023(1)(2)	2,558,876
10,350,000	Ares CLO Ltd. 2.20%, 04/17/2026(1)(2)	10,386,629
7,610,000	Atlas Senior Loan Fund Ltd. 2.22%, 10/15/2026(1)(2)	7,632,252
4,200,000	2.23%, 07/16/2026(1)(2)	4,202,176
790,000	Atrium CDO Corp. 1.80%, 07/16/2025(1)(2)	786,329
3,535,000	2.07%, 11/16/2022(1)(2)	3,533,137
10,050,000	Avery Point IV CLO Ltd. 2.24%, 04/25/2026(1)(2)	10,078,180
2,330,000	Babson CLO Ltd. 2.19%, 07/20/2025(1)(2)	2,328,243
1,244,042	Cal Funding II Ltd. 3.47%, 10/25/2027(1)	1,219,604
7,890,000	Carlyle Global Market Strategies Ltd. 2.20%, 04/27/2027(1)(2)	7,896,454
8,090,000	Cent CLO Ltd. 2.17%, 04/17/2026(1)(2)	8,080,883
9,345,000	2.20%, 01/25/2026(1)(2)	9,327,693
6,305,000	2.22%, 07/27/2026(1)(2)	6,294,225
3,115,000	2.73%, 04/17/2026(1)(2)	3,105,636
8,965,000	CIFC Funding Ltd. 2.31%, 05/24/2026(1)(2)	8,955,452
7,240,000	2.41%, 08/14/2024(1)(2)	7,221,234
405,805	Consumer Credit Origination Loan Trust 2.82%, 03/15/2021(1)	406,425
10,915,000	Dryden Senior Loan Fund 2.03%, 04/18/2026(1)(2)	10,906,781
6,710,000	2.11%, 07/15/2027(1)(2)	6,711,389
10,870,000	2.16%, 07/15/2026(1)(2)	10,889,359
1,608,141	Fieldstone Mortgage Investment Corp. 0.80%, 05/25/2036(2)	1,116,097
3,267,261	First Franklin Mortgage Loan Trust 0.77%, 04/25/2036(2)	2,180,088
2,210,000	Flatiron CLO Ltd. 2.58%, 07/17/2026(1)(2)	2,205,454
3,795,000	Green Tree Agency Advance Funding Trust 3.10%, 10/15/2048(1)	3,796,188

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$4,131,363	GSAMP Trust 0.62%, 01/25/2037(2)	$2,568,739
4,965,000	Highbridge Loan Management Ltd. 2.23%, 05/05/2027(1)(2)	4,957,364
3,335,000	ING Investment Management CLO Ltd. 2.19%, 03/14/2022(1)(2)	3,348,210
1,345,000	LCM L.P. 2.22%, 04/15/2022(1)(2)	1,353,211
11,335,000	Limerock CLO 2.18%, 04/18/2026(1)(2)	11,323,087
7,200,000	Madison Park Funding Ltd. 2.00%, 10/23/2025(1)(2)	7,191,158
6,520,000	2.14%, 01/19/2025(1)(2)	6,523,945
9,860,000	2.20%, 07/20/2026(1)(2)	9,902,704
8,310,000	Magnetite CLO Ltd. 2.14%, 07/25/2026(1)(2)	8,311,945
5,835,000	2.18%, 04/15/2027(1)(2)	5,844,114
6,695,000	2.67%, 07/25/2026(1)(2)	6,678,229
6,100,000	5.18%, 01/15/2025(1)(2)	6,057,007
941,585	Nationstar HECM Loan Trust 2.24%, 06/25/2026(1)	942,762
2,867,063	2.98%, 02/25/2026(1)	2,876,803
8,265,000	Neuberger Berman CLO Ltd. 2.24%, 08/04/2025(1)(2)	8,282,621
3,030,000	Oak Hill Credit Partners X Ltd. 2.17%, 07/20/2026(1)(2)	3,034,639
7,885,000	Oaktree EIF II Ltd. 2.37%, 02/15/2026(1)(2)	7,905,919
6,780,000	OCP CLO Ltd. 2.21%, 04/17/2027(1)(2)	6,790,007
9,445,000	OHA Loan Funding Ltd. 2.32%, 02/15/2027(1)(2)	9,483,904
8,960,000	OneMain Financial Issuance Trust 4.10%, 03/20/2028(1)	9,208,371
7,495,000	OZLM Funding Ltd. 2.21%, 04/30/2027(1)(2)	7,485,864
10,530,000	2.23%, 04/17/2026(1)(2)	10,553,766
9,700,000	Race Point CLO Ltd. 2.19%, 04/15/2027(1)(2)	9,692,686
5,250,000	SBA Tower Trust 2.90%, 10/15/2044(1)(3)	5,323,779
513,334	Securitized Asset Backed Receivables LLC 0.62%, 07/25/2036(2)	253,079
7,325,000	Shackleton CLO Ltd. 2.16%, 07/17/2026(1)(2)	7,342,829
5,295,000	SoFi Consumer Loan Program LLC 3.09%, 10/27/2025(1)	5,305,436
6,354,000	Sound Point CLO Ltd. 2.07%, 01/21/2026(1)(2)	6,365,450
7,680,000	2.21%, 04/15/2027(1)(2)	7,695,153
2,137,000	5.28%, 07/15/2025(1)(2)	1,932,634
3,417,702	SpringCastle America Funding LLC 2.70%, 05/25/2023(1)	3,428,793
3,999,220	Springleaf Funding Trust 2.41%, 12/15/2022(1)	4,004,332
8,660,000	Symphony CLO Ltd. 2.15%, 07/14/2026(1)(2)	8,667,162
7,955,000	Tremen Park Ltd. 2.20%, 04/20/2027(1)(2)	7,970,902
2,915,000	Voya CLO Ltd. 2.13%, 07/17/2026(1)(2)	2,911,863
7,550,000	2.16%, 04/18/2027(1)(2)	7,552,960
10,895,000	2.18%, 04/18/2026(1)(2)	10,909,577
2,670,000	2.78%, 04/18/2027(1)(2)	2,662,297

		379,667,179

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	Asset-Backed - Home Equity - 1.6%
$1,457,339	GSAA Home Equity Trust 0.60%, 12/25/2046(2)	$	793,637
12,481,554	0.61%, 02/25/2037(2)		6,981,242
6,546,581	0.63%, 03/25/2037(2)		3,538,396
4,604,701	0.71%, 11/25/2036(2)		2,310,857
152,685	0.77%, 11/25/2036(2)		86,714
1,214,145	0.83%, 03/25/2036(2)		802,217
722,247	5.88%, 09/25/2036(3)		384,152
744,284	5.99%, 06/25/2036(2)		377,839
1,021,699	6.30%, 06/25/2036		518,414
475,359	Morgan Stanley Asset-Backed Securities Capital I, Inc. Trust 0.68%, 06/25/2036(2)		418,001
1,696,844	Morgan Stanley Mortgage Loan Trust 0.70%, 11/25/2036(2)		767,557
20,275,000	NRZ Advance Receivables Trust 3.30%, 08/17/2048(1)		20,391,743
434,536	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(3)		231,846
3,225,000	Soundview Home Loan Trust 0.71%, 07/25/2037(2)		2,225,596
1,090,000	0.78%, 11/25/2036(2)		764,700

			40,592,911

	Commercial Mortgage - Backed Securities - 7.6%
2,860,000	Banc of America Commercial Mortgage Trust 3.26%, 09/15/2048(1)(2)		1,579,300
770,000	3.71%, 09/15/2048		851,020
3,214,376	5.49%, 02/10/2051		3,288,750
1,105,000	Bear Stearns Commercial Mortgage Securities, Inc. 5.30%, 10/12/2042(2)		1,095,038
25,264,117	Citigroup Commercial Mortgage Trust 1.27%, 07/10/2047(2)(4)		1,587,291
27,354,798	1.31%, 04/10/2048(2)(4)		1,875,680
465,000	2.94%, 04/10/2048		480,614
1,300,000	3.11%, 04/10/2048(1)		906,382
690,000	3.19%, 04/10/2048		725,981
1,535,000	3.76%, 06/10/2048		1,683,093
970,000	3.82%, 11/10/2048		1,070,786
230,000	3.86%, 05/10/2047		252,708
1,175,000	4.57%, 03/10/2047(1)(2)		825,359
445,000	5.07%, 03/10/2047(1)(2)		379,138
3,169,647	Citigroup/Deutsche Bank Commercial Mortgage Trust 5.32%, 12/11/2049		3,183,179
953,130	Cobalt CMBS Commercial Mortgage Trust 5.25%, 08/15/2048		952,988
2,024,181	Commercial Mortgage Loan Trust 6.30%, 12/10/2049(2)		2,082,667
9,947,092	Commercial Mortgage Pass-Through Certificates 0.99%, 02/10/2047(2)(4)		354,803
970,000	2.82%, 10/15/2045		1,010,020
535,000	4.24%, 02/10/2047(2)		601,278
1,315,000	4.75%, 10/15/2045(1)(2)		815,944
8,149,130	Commercial Mortgage Trust 2.15%, 07/10/2046(1)(2)(4)		496,209
1,035,000	2.54%, 12/10/2045		1,062,286
1,670,000	2.85%, 10/15/2045		1,742,978
785,000	3.10%, 03/10/2046		826,596
350,000	3.18%, 02/10/2048		369,218
930,000	3.21%, 03/10/2046		985,782
20,000	3.29%, 12/10/2044		21,284
1,760,000	3.35%, 02/10/2048		1,862,486
6,780,000	3.42%, 03/10/2031(1)		7,229,214
1,260,000	3.61%, 06/10/2046(2)		1,366,328
705,000	3.62%, 07/10/2050		760,642
1,150,133	3.80%, 08/10/2047		1,259,803

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$1,140,000	3.90%, 07/10/2050	$	1,253,507
575,125	3.96%, 03/10/2047		633,733
1,955,000	4.02%, 07/10/2045		2,161,387
630,000	4.07%, 02/10/2047(2)		701,426
1,045,000	4.21%, 08/10/2046(2)		1,171,484
2,120,000	Community or Commercial Mortgage Trust 3.69%, 08/10/2047		2,291,782
615,085	4.38%, 07/10/2045(2)		691,907
304,062	Credit Suisse Commercial Mortgage Trust 5.88%, 06/15/2039(2)		307,234
12,302	Credit Suisse First Boston Mortgage Securities Corp. 4.77%, 07/15/2037		12,295
1,138,417	4.88%, 04/15/2037		1,030,255
65,199,522	CSAIL Commercial Mortgage Trust 1.03%, 06/15/2057(2)(4)		3,497,218
3,919,263	1.21%, 11/15/2048(2)(4)		255,497
920,000	3.51%, 08/15/2048(2)		688,982
8,373,000	3.72%, 08/15/2048		9,179,933
10,302,941	DBUBS Mortgage Trust 1.04%, 11/10/2046(1)(2)(4)		228,184
3,175,000	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%, 12/13/2028(1)		3,567,757
4,680,000	FREMF Mortgage Trust 3.08%, 10/25/2047(1)(2)		4,741,015
5,485,000	5.42%, 09/25/2043(1)(2)		6,011,045
2,012,776	GE Business Loan Trust 1.52%, 05/15/2034(1)(2)		1,650,149
51,378,627	GS Mortgage Securities Trust 0.27%, 07/10/2046(2)(4)		337,671
6,904,165	1.54%, 08/10/2044(1)(2)(4)		365,656
100,000	2.94%, 02/10/2046		104,662
4,340,000	2.95%, 11/05/2034(1)		4,501,882
1,060,000	3.58%, 06/10/2047(1)		628,764
1,580,166	3.67%, 04/10/2047(1)		827,991
4,110,000	4.00%, 04/10/2047		4,549,541
785,121	4.07%, 01/10/2047		874,657
1,115,000	4.66%, 11/10/2047(1)(2)		907,537
2,960,000	5.03%, 04/10/2047(1)(2)		2,103,538
5,985,000	Hilton USA Trust 2.66%, 11/05/2030(1)		5,983,942
1,088,057	3.27%, 11/05/2030(1)(2)		1,088,056
1,675,924	JP Morgan Chase Commercial Mortgage Securities Corp. 4.56%, 12/15/2047(1)(2)		1,350,168
8,392,207	JP Morgan Chase Commercial Mortgage Securities Trust 2.02%, 02/12/2051(2)		8,171,663
2,185,000	2.73%, 10/15/2045(1)(2)		1,226,156
3,459,142	3.91%, 05/05/2030(1)		3,724,082
470,000	4.00%, 08/15/2046(1)(2)		385,412
2,706,655	5.34%, 05/15/2047		2,707,082
29,746,280	JPMBB Commercial Mortgage Securities Trust 1.01%, 09/15/2047(2)(4)		1,123,249
8,306,959	1.09%, 05/15/2048(2)(4)		361,788
810,060	3.61%, 05/15/2048		876,078
700,000	3.78%, 08/15/2047		766,307
1,300,000	3.88%, 10/15/2048(1)(2)		965,763
3,440,625	LB-UBS Commercial Mortgage Trust 5.86%, 07/15/2040(2)		3,482,689
1,113,133	6.29%, 04/15/2041(2)		1,161,470
544,422	Lehman Brothers Small Balance Commercial 5.52%, 09/25/2030(1)(2)		543,033
2,645,981	Merrill Lynch/Countrywide Commercial Mortgage Trust 5.38%, 08/12/2048		2,658,798
4,220,871	5.70%, 09/12/2049		4,349,972
5,604,438	5.81%, 06/12/2050(2)		5,698,133

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	Morgan Stanley Bank of America Merrill Lynch Trust
$1,611,219	1.27%, 10/15/2048(2)(4)	$	118,083
16,193,165	1.30%, 12/15/2047(2)(4)		958,917
940,000	3.06%, 10/15/2048(1)		685,029
1,080,000	3.13%, 12/15/2048		1,143,658
1,320,000	3.18%, 08/15/2045		1,400,796
4,320,000	3.74%, 08/15/2047		4,746,486
795,172	4.26%, 10/15/2046(2)		899,284
1,605,000	4.50%, 08/15/2045(1)		1,160,727
43,690,488	Morgan Stanley Capital I Trust 0.63%, 09/15/2047(1)(2)(4)		685,622
4,920,000	3.47%, 08/11/2029(1)		5,211,860
1,460,000	5.32%, 07/15/2049(1)(2)		1,153,166
920,000	5.40%, 10/12/2052(1)(2)		853,814
475,034	5.57%, 12/15/2044		486,812
1,244,428	5.81%, 12/12/2049		1,279,594
570,000	6.48%, 01/11/2043(1)(2)		565,823
834,339	Morgan Stanley Re-Remic Trust 5.99%, 08/12/2045(1)(2)		843,366
834,339	5.99%, 08/15/2045(1)(2)		843,366
1,365,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(2)		1,413,438
1,930,000	UBS-Barclays Commercial Mortgage Trust 3.09%, 08/10/2049		2,036,616
2,065,000	3.19%, 03/10/2046		2,182,021
655,000	3.24%, 04/10/2046		694,102
985,000	4.22%, 03/10/2046(1)(2)		690,644
59,111	Wachovia Bank Commercial Mortgage Trust 5.31%, 11/15/2048		59,062
21,665,284	Wells Fargo Commercial Mortgage Trust 1.33%, 05/15/2048(2)(4)		1,492,309
1,665,000	2.92%, 10/15/2045		1,746,412
440,000	3.41%, 12/15/2047		468,490
975,000	3.64%, 06/15/2048		1,054,509
40,000	3.82%, 08/15/2050		43,791
390,000	3.96%, 12/15/2047(1)(2)		304,730
430,000	4.24%, 05/15/2048(2)		352,281
665,000	4.37%, 06/15/2048(2)		530,097
255,115	WF-RBS Commercial Mortgage Trust 2.88%, 12/15/2045		265,490
550,000	3.07%, 03/15/2045		577,506
175,000	3.44%, 04/15/2045		187,578
955,000	3.61%, 11/15/2047		1,028,744
895,000	3.67%, 11/15/2044		969,671
750,000	3.72%, 05/15/2047		816,424
120,000	3.88%, 08/15/2046		131,082
4,775,000	4.00%, 05/15/2047		5,286,752
4,145,000	4.05%, 03/15/2047		4,586,327
755,286	4.10%, 03/15/2047		840,553
315,000	4.49%, 03/15/2048(1)(2)		298,600
550,000	4.90%, 06/15/2044(1)(2)		618,091
710,000	5.00%, 06/15/2044(1)(2)		617,951
815,000	5.00%, 04/15/2045(1)(2)		483,515
1,045,000	5.77%, 04/15/2045(1)(2)		1,076,645

			199,375,209

	Whole Loan Collateral CMO - 5.6%
1,274,621	Adjustable Rate Mortgage Trust 0.78%, 01/25/2036(2)		1,059,400
762,896	0.80%, 11/25/2035(2)		704,312
1,280,733	1.03%, 01/25/2036(2)		1,099,559
325,915	Alternative Loan Trust 0.80%, 01/25/2036(2)		268,057
2,378,641	0.84%, 11/25/2035(2)		1,908,974
2,169,926	5.75%, 05/25/2036		1,684,915
1,164,255	American Home Mortgage Assets Trust 0.72%, 09/25/2046(2)		872,533
1,984,072	1.45%, 10/25/2046(2)		1,388,208

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$259,931	Banc of America Funding Trust 0.72%, 10/20/2036(2)	$	217,649
635,301	0.76%, 02/20/2047(2)		550,330
4,989,476	0.83%, 05/20/2047(2)		4,099,855
6,093,666	5.77%, 05/25/2037(2)		5,459,491
255,837	5.85%, 01/25/2037(3)		218,360
1,123,823	BCAP LLC Trust 0.70%, 01/25/2037(2)		903,200
2,975,203	0.71%, 03/25/2037(2)		2,769,517
821,358	Bear Stearns Adjustable Rate Mortgage Trust 2.83%, 10/25/2035(2)		790,583
3,248,946	Bear Stearns Alt-A Trust 1.03%, 01/25/2036(2)		2,630,081
1,912,747	Bear Stearns Mortgage Funding Trust 0.71%, 10/25/2036(2)		1,549,024
816,242	Countrywide Home Loans, Inc. 2.70%, 11/20/2035(2)		681,366
525,507	2.82%, 03/20/2036(2)		427,005
882,778	2.99%, 04/20/2036(2)		634,936
4,796,531	3.03%, 09/25/2047(2)		4,245,705
3,047,969	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035		2,841,224
2,085,240	DSLA Mortgage Loan Trust 1.41%, 03/19/2046(2)		1,695,655
59,946	GMAC Mortgage Corp. Loan Trust 3.40%, 04/19/2036(2)		53,282
3,220,709	3.43%, 09/19/2035(2)		2,940,934
3,924,582	GSR Mortgage Loan Trust 0.83%, 01/25/2037(2)		2,429,689
4,118,794	2.95%, 01/25/2036(2)		3,803,006
2,720,823	HarborView Mortgage Loan Trust 0.72%, 01/19/2038(2)		2,336,494
7,722,093	0.77%, 12/19/2036(2)		5,738,189
1,069,452	1.23%, 01/19/2035(2)		703,566
3,582,972	IndyMac Index Mortgage Loan Trust 0.81%, 07/25/2035(2)		2,891,392
2,070,418	0.82%, 01/25/2036(2)		1,310,894
3,004,064	0.93%, 07/25/2046(2)		1,797,288
1,686,122	2.87%, 01/25/2036(2)		1,572,143
1,283,404	3.01%, 08/25/2035(2)		963,134
2,999,111	3.01%, 03/25/2036(2)		2,408,699
556,113	JP Morgan Mortgage Trust 2.95%, 04/25/2037(2)		491,159
1,314,446	2.96%, 05/25/2036(2)		1,179,143
2,153,762	3.16%, 09/25/2035(2)		2,049,998
2,052,497	Lehman XS Trust 0.74%, 07/25/2046(2)		1,634,350
8,035,697	LSTAR Securities Investment Trust 2.49%, 04/01/2020(1)(2)		7,935,250
6,193,652	2.52%, 01/01/2020(1)(2)		6,151,536
7,591,180	2.52%, 10/01/2020(1)(2)		7,497,186
2,960,000	2.53%, 09/01/2021(1)(2)		2,917,080
297,088	Luminent Mortgage Trust 0.73%, 10/25/2046(2)		253,624
1,304,694	0.79%, 11/25/2035(2)		1,172,149
102,996	Merrill Lynch Mortgage Investors Trust 2.92%, 12/25/2035(2)		97,441
1,116,529	3.05%, 07/25/2035(2)		869,465
212,687	Morgan Stanley Mortgage Loan Trust 3.13%, 05/25/2036(2)		149,359
7,660,813	New Residential Mortgage Loan Trust 3.75%, 11/25/2035(1)(2)		7,961,951
107,606	Nomura Asset Acceptance Corp. Alternative Loan Trust 3.81%, 06/25/2036(2)		80,661

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$2,248,195	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	$	2,120,985
373,915	Residential Accredit Loans, Inc. 0.75%, 02/25/2046(2)		164,552
809,944	0.83%, 04/25/2036(2)		582,387
717,634	1.31%, 09/25/2046(2)		508,904
5,142,069	1.82%, 11/25/2037(2)		3,499,816
1,294,876	6.00%, 12/25/2035		1,119,033
2,733,178	Residential Asset Securitization Trust 0.98%, 03/25/2035(2)		2,151,785
715,922	Sequoia Mortgage Trust 3.07%, 07/20/2037(2)		576,571
1,259,013	Structured Adjustable Rate Mortgage Loan Trust 0.83%, 09/25/2034(2)		971,305
270,750	TBW Mortgage-Backed Trust 6.00%, 07/25/2036		216,873
6,876,675	Towd Point Mortgage Trust 2.25%, 08/25/2055(1)(2)		6,873,552
1,847,375	2.75%, 02/25/2055(1)(2)		1,884,308
5,500,149	2.75%, 08/25/2055(1)(2)		5,599,350
1,500,830	3.00%, 03/25/2054(1)(2)		1,536,173
1,058,247	WaMu Mortgage Pass-Through Certificates Trust 0.95%, 06/25/2044(2)		980,513
617,227	2.19%, 11/25/2046(2)		549,000
1,967,962	2.54%, 06/25/2037(2)		1,757,872
46,631,106	Wells Fargo Commercial Mortgage Trust 1.34%, 09/15/2057(2)(4)		3,102,927
3,250,000	2.88%, 05/15/2048(1)(2)		1,669,474
1,685,000	3.36%, 09/15/2058(1)		1,022,247
1,015,000	3.84%, 09/15/2058		1,114,048

			146,090,676

	Total Asset & Commercial Mortgage Backed Securities (cost $793,749,930)		798,302,299

Corporate Bonds - 35.4%

	Advertising - 0.0%
100,000	Lamar Media Corp. 5.75%, 02/01/2026		107,750

	Aerospace/Defense - 0.2%
690,000	BAE Systems Holdings, Inc. 2.85%, 12/15/2020(1)		706,265
730,000	BAE Systems plc 4.75%, 10/11/2021(1)		811,755
1,385,000	Lockheed Martin Corp. 2.50%, 11/23/2020		1,429,709
1,931,000	4.70%, 05/15/2046		2,294,262

			5,241,991

	Agriculture - 0.4%
805,000	Altria Group, Inc. 2.63%, 09/16/2026		813,919
945,000	3.88%, 09/16/2046		980,391
2,515,000	BAT International Finance plc 2.75%, 06/15/2020(1)		2,604,285
1,420,000	Imperial Tobacco Finance plc 2.05%, 07/20/2018(1)		1,429,761
3,000,000	2.95%, 07/21/2020(1)		3,097,401
2,640,000	Reynolds American, Inc. 3.25%, 06/12/2020		2,777,462

			11,703,219

	Airlines - 0.0%
210,000	Aircastle Ltd. 5.00%, 04/01/2023		219,975

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

		Apparel - 0.1%
	$540,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	$	552,150
	1,770,000	William Carter Co. 5.25%, 08/15/2021		1,850,765

				2,402,915

		Auto Manufacturers - 1.5%
	4,875,000	Daimler Finance North America LLC 1.65%, 03/02/2018(1)		4,884,404
	7,530,000	Ford Motor Credit Co. LLC 1.46%, 03/27/2017		7,538,961
	2,545,000	3.20%, 01/15/2021		2,612,750
	1,070,000	4.13%, 08/04/2025		1,128,882
	1,985,000	4.25%, 02/03/2017		2,004,042
	2,045,000	General Motors Co. 6.60%, 04/01/2036		2,460,507
	480,000	6.75%, 04/01/2046		601,765
	3,150,000	General Motors Financial Co., Inc. 2.40%, 04/10/2018		3,172,737
	4,985,000	3.50%, 07/10/2019		5,135,542
	1,950,000	3.70%, 05/09/2023		1,983,263
	4,045,000	4.75%, 08/15/2017		4,154,401
	2,810,000	5.25%, 03/01/2026		3,086,178

				38,763,432

		Auto Parts & Equipment - 0.0%
	245,000	Adient Global Holdings Ltd. 4.88%, 08/15/2026(1)		245,306
	230,000	IHO Verwaltungs GmbH (cash), 4.75%, 09/15/2026(1)(5)		231,150
	330,000	ZF North America Capital, Inc. 4.75%, 04/29/2025(1)		346,500

				822,956

		Beverages - 1.8%
	4,320,000	Anheuser-Busch InBev Finance, Inc. 1.90%, 02/01/2019		4,361,705
	850,000	2.15%, 02/01/2019		864,558
	13,640,000	3.30%, 02/01/2023		14,397,143
	4,245,000	4.70%, 02/01/2036		4,880,787
	13,255,000	4.90%, 02/01/2046		15,770,547
	1,440,000	Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022		1,468,442
	2,220,000	3.75%, 07/15/2042		2,222,031
	1,485,000	Molson Coors Brewing Co. 4.20%, 07/15/2046		1,547,282
	2,650,000	Pernod Ricard S.A. 3.25%, 06/08/2026(1)		2,691,822

				48,204,317

		Biotechnology - 0.1%
	1,065,000	Celgene Corp. 4.63%, 05/15/2044		1,122,596
	615,000	Gilead Sciences, Inc. 2.50%, 09/01/2023		621,519
	1,095,000	3.25%, 09/01/2022		1,162,742

				2,906,857

		Chemicals - 0.0%
	95,000	Versum Materials, Inc. 5.50%, 09/30/2024(1)		97,613

		Commercial Banks - 10.4%
EUR	1,270,000	Allied Irish Banks plc 7.38%, 12/03/2020(2)(6)(7)		1,289,695
	3,600,000	Banco Bilbao Vizcaya Argentaria S.A. 7.00%, 02/19/2019(2)(6)(7)		3,761,281

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

EUR	600,000	8.88%, 04/14/2021(2)(6)(7)	$	707,710
	$4,000,000	9.00%, 05/09/2018(2)(6)(7)		4,096,200
EUR	2,300,000	Banco Santander S.A. 6.25%, 03/12/2019(2)(6)(7)		2,312,415
	1,000,000	6.25%, 09/11/2021(2)(6)(7)		1,005,398
	$3,670,000	Bank of America Corp. 2.63%, 04/19/2021		3,728,393
	3,000,000	4.00%, 01/22/2025		3,109,158
	5,570,000	4.20%, 08/26/2024		5,898,318
	1,155,000	5.00%, 01/21/2044		1,359,717
	750,000	6.11%, 01/29/2037		916,648
	3,630,000	7.75%, 05/14/2038		5,263,104
EUR	2,925,000	Bank of Ireland 7.38%, 06/18/2020(2)(6)(7)		3,128,572
	$2,415,000	Bank of Nova Scotia 4.50%, 12/16/2025		2,573,112
	7,200,000	Barclays Bank plc 6.05%, 12/04/2017(1)		7,528,752
EUR	2,895,000	Barclays plc 8.00%, 12/15/2020(2)(7)		3,252,096
	$1,940,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(2)(7)		1,996,807
	925,000	BPCE S.A. 5.15%, 07/21/2024(1)		972,959
	9,410,000	Capital One NA/Mclean VA 1.65%, 02/05/2018		9,421,029
	2,645,000	2.35%, 08/17/2018		2,677,190
	3,063,000	CIT Group, Inc. 5.50%, 02/15/2019(1)		3,242,951
	1,195,000	Citigroup, Inc. 1.85%, 11/24/2017		1,198,730
	1,025,000	2.50%, 09/26/2018		1,041,266
	2,675,000	2.70%, 03/30/2021		2,733,056
	1,550,000	4.30%, 11/20/2026		1,625,623
	7,185,000	4.45%, 09/29/2027		7,518,908
	2,955,000	4.60%, 03/09/2026		3,155,845
	1,245,000	4.65%, 07/30/2045		1,405,158
	1,015,000	5.50%, 09/13/2025		1,157,544
	1,810,000	6.68%, 09/13/2043		2,381,669
EUR	2,940,000	Credit Agricole S.A. 6.50%, 06/23/2021(2)(6)(7)		3,281,180
	$2,925,000	8.13%, 12/23/2025(1)(2)(7)		3,100,500
	7,110,000	Credit Suisse Group AG 6.25%, 12/18/2024(1)(2)(7)		6,727,837
	2,475,000	Credit Suisse Group Funding Guernsey Ltd. 3.13%, 12/10/2020		2,507,415
	550,000	Goldman Sachs Group, Inc. 1.88%, 04/23/2020(2)		553,413
	590,000	2.00%, 04/25/2019		593,929
	3,835,000	2.35%, 11/15/2021		3,826,103
	1,290,000	2.38%, 01/22/2018		1,304,257
	2,215,000	2.75%, 09/15/2020		2,268,882
	2,720,000	2.88%, 02/25/2021		2,789,749
	1,115,000	4.75%, 10/21/2045		1,251,312
	3,490,000	5.15%, 05/22/2045		3,805,894
	3,687,000	6.00%, 06/15/2020		4,193,465
	2,655,000	6.25%, 02/01/2041		3,471,609
	3,680,000	6.45%, 05/01/2036		4,547,600
	3,945,000	6.75%, 10/01/2037		5,023,208
	1,305,000	HSBC Holdings plc 2.95%, 05/25/2021		1,323,615
	4,335,000	3.40%, 03/08/2021		4,483,521
	1,335,000	3.60%, 05/25/2023		1,378,783
	4,820,000	4.25%, 08/18/2025		4,948,313
EUR	1,275,000	5.25%, 09/16/2022(2)(6)(7)		1,400,907
	$1,800,000	5.25%, 03/14/2044		2,025,931

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	$1,350,000	HSBC USA, Inc. 2.75%, 08/07/2020	$	1,382,075
	4,225,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(2)(7)		3,696,875
	1,840,000	JP Morgan Chase & Co. 2.30%, 08/15/2021		1,844,002
	7,865,000	2.40%, 06/07/2021		7,953,780
	1,055,000	2.55%, 10/29/2020		1,074,568
	3,620,000	2.70%, 05/18/2023		3,657,344
	2,875,000	4.25%, 10/01/2027		3,084,702
	3,820,000	4.35%, 08/15/2021		4,194,517
	55,000	5.60%, 07/15/2041		70,411
GBP	895,000	Lloyds Banking Group plc 7.00%, 06/27/2019(2)(6)(7)		1,142,841
	$6,760,000	Morgan Stanley 2.50%, 04/21/2021		6,844,520
	5,085,000	3.13%, 07/27/2026		5,115,403
	2,980,000	3.95%, 04/23/2027		3,095,174
	3,275,000	4.00%, 07/23/2025		3,521,801
	1,400,000	4.35%, 09/08/2026		1,494,643
	5,925,000	5.55%, 04/27/2017		6,061,767
	4,020,000	6.25%, 08/28/2017		4,187,067
	1,600,000	7.30%, 05/13/2019		1,818,408
	2,215,000	PNC Bank NA 1.45%, 07/29/2019		2,215,109
	510,000	Radian Group, Inc. 7.00%, 03/15/2021		571,837
	6,680,000	Royal Bank of Scotland Group plc 3.88%, 09/12/2023		6,573,073
	845,000	6.13%, 12/15/2022		895,374
	3,570,000	7.50%, 08/10/2020(2)(7)		3,275,475
	1,160,000	8.63%, 08/15/2021(2)(7)		1,135,350
	5,400,000	Santander Issuances SAU 5.18%, 11/19/2025		5,501,785
GBP	475,000	Santander UK Group Holdings plc 7.38%, 06/24/2022(2)(6)(7)		606,282
	$3,275,000	Societe Generale S.A. 7.38%, 09/13/2021(1)(2)(7)		3,209,500
	4,535,000	8.25%, 11/29/2018(2)(6)(7)		4,597,175
	2,435,000	SunTrust Banks, Inc. 3.50%, 01/20/2017		2,447,343
	3,950,000	UBS Group AG 6.88%, 03/22/2021(2)(6)(7)		3,894,897
	3,145,000	7.13%, 02/19/2020(2)(6)(7)		3,184,941
	3,350,000	UBS Group Funding Jersey Ltd. 2.65%, 02/01/2022(1)		3,343,766
	1,655,000	Wells Fargo & Co. 3.00%, 04/22/2026		1,670,562
	3,340,000	4.40%, 06/14/2046		3,400,284
	3,285,000	4.90%, 11/17/2045		3,616,821
	74,000	5.38%, 11/02/2043		85,910
	4,760,000	5.61%, 01/15/2044		5,686,296

				271,418,405

		Commercial Services - 0.2%
	1,430,000	Cardtronics, Inc. 5.13%, 08/01/2022		1,462,175
	2,915,000	ERAC USA Finance LLC 2.60%, 12/01/2021(1)		2,971,172
	470,000	United Rentals North America, Inc. 4.63%, 07/15/2023		481,750
	600,000	5.50%, 07/15/2025		612,000

				5,527,097

		Construction Materials - 0.3%
	190,000	Boise Cascade Co. 5.63%, 09/01/2024(1)		192,850

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$3,000,000	CRH America, Inc. 5.13%, 05/18/2045(1)	$	3,356,298
395,000	Eagle Materials, Inc. 4.50%, 08/01/2026		400,299
1,015,000	Norbord, Inc. 6.25%, 04/15/2023(1)		1,078,437
1,130,000	Standard Industries, Inc. 5.38%, 11/15/2024(1)		1,163,900
930,000	6.00%, 10/15/2025(1)		995,100

			7,186,884

	Diversified Financial Services - 0.9%
255,000	Aircastle Ltd. 5.50%, 02/15/2022		274,762
3,217,000	Bear Stearns Cos LLC 5.55%, 01/22/2017		3,259,149
2,285,000	Intercontinental Exchange, Inc. 2.75%, 12/01/2020		2,373,873
3,920,000	International Lease Finance Corp. 5.88%, 04/01/2019		4,199,300
580,000	Nasdaq, Inc. 3.85%, 06/30/2026		606,896
1,590,000	Navient Corp. 5.50%, 01/15/2019		1,613,850
1,005,000	7.25%, 01/25/2022		1,025,100
3,925,000	Synchrony Financial 2.60%, 01/15/2019		3,971,233
1,825,000	Visa, Inc. 2.80%, 12/14/2022		1,913,206
3,180,000	4.30%, 12/14/2045		3,675,043

			22,912,412

	Electric - 1.1%
2,560,000	AES Corp. 4.88%, 05/15/2023		2,598,400
460,000	5.50%, 03/15/2024		478,685
1,770,000	Dominion Resources, Inc. 2.85%, 08/15/2026		1,760,513
1,605,000	DTE Energy Co. 1.50%, 10/01/2019(8)		1,603,427
1,525,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041		1,694,171
705,000	Duke Energy Corp. 2.65%, 09/01/2026		691,793
2,230,000	Duke Energy Florida LLC 3.40%, 10/01/2046		2,174,500
1,880,000	Duke Energy Progress LLC 4.38%, 03/30/2044		2,129,952
2,400,000	Electricite de France S.A. 4.95%, 10/13/2045(1)		2,597,292
435,000	Emera US Finance L.P. 2.70%, 06/15/2021(1)		445,160
475,000	4.75%, 06/15/2046(1)		509,792
3,070,000	Exelon Corp. 2.85%, 06/15/2020		3,183,240
800,000	Fortis, Inc. 2.10%, 10/04/2021(1)		797,071
515,000	3.06%, 10/04/2026(1)		512,814
1,005,000	NextEra Energy Capital Holdings, Inc. 1.65%, 09/01/2018		1,008,971
1,015,000	NRG Energy, Inc. 7.25%, 05/15/2026(1)		1,032,762
690,000	Oncor Electric Delivery Co. LLC 7.00%, 09/01/2022		874,240
1,100,000	Pacific Gas & Electric Co. 8.25%, 10/15/2018		1,247,369

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$1,625,000	Southern Co. 1.85%, 07/01/2019	$	1,637,779
665,000	2.95%, 07/01/2023		687,083
805,000	4.40%, 07/01/2046		868,593

			28,533,607

	Electrical Components & Equipment - 0.0%
945,000	EnerSys 5.00%, 04/30/2023(1)		943,819

	Electronics - 0.1%
1,555,000	Fortive Corp. 2.35%, 06/15/2021(1)		1,574,133

	Engineering & Construction - 0.5%
5,620,000	SBA Tower Trust 2.93%, 12/15/2042(1)		5,651,210
7,645,000	3.60%, 04/15/2043(1)		7,670,635

			13,321,845

	Entertainment - 0.0%
20,000	GLP Capital L.P. / GLP Financing II, Inc. 4.38%, 04/15/2021		21,050
335,000	5.38%, 04/15/2026		360,125
260,000	WMG Acquisition Corp. 5.00%, 08/01/2023(1)		263,900

			645,075

	Environmental Control - 0.1%
345,000	Clean Harbors, Inc. 5.13%, 06/01/2021		353,625
1,385,000	5.25%, 08/01/2020		1,423,088

			1,776,713

	Food - 0.4%
2,050,000	Kraft Heinz Foods Co. 2.00%, 07/02/2018		2,068,913
855,000	2.80%, 07/02/2020		886,059
615,000	4.38%, 06/01/2046		650,686
940,000	Kroger Co. 1.50%, 09/30/2019(8)		938,423
1,325,000	2.65%, 10/15/2026(8)		1,315,105
160,000	3.88%, 10/15/2046(8)		161,004
2,285,000	Sigma Alimentos S.A. de CV 4.13%, 05/02/2026(1)		2,290,712
2,320,000	Sysco Corp. 2.50%, 07/15/2021		2,369,720

			10,680,622

	Forest Products & Paper - 0.1%
335,000	Cascades, Inc. 5.50%, 07/15/2022(1)		340,444
560,000	5.75%, 07/15/2023(1)		567,000
1,415,000	Clearwater Paper Corp. 5.38%, 02/01/2025(1)		1,441,531

			2,348,975

	Gas - 0.1%
375,000	AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.63%, 05/20/2024		397,500
375,000	5.88%, 08/20/2026		397,500
505,000	Southern Co. Gas Capital Corp. 2.45%, 10/01/2023		507,838
160,000	Southern Star Central Corp. 5.13%, 07/15/2022(1)		161,200

			1,464,038

	Healthcare-Products - 0.4%
280,000	Hologic, Inc. 5.25%, 07/15/2022(1)		297,150

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$1,005,000	Kinetic Concepts, Inc. / KCI USA, Inc. 7.88%, 02/15/2021(1)	$	1,087,913
2,138,000	Medtronic, Inc. 4.38%, 03/15/2035		2,422,743
645,000	4.63%, 03/15/2045		757,867
410,000	Thermo Fisher Scientific, Inc. 2.95%, 09/19/2026		406,893
2,430,000	3.00%, 04/15/2023		2,488,619
3,900,000	Zimmer Biomet Holdings, Inc. 1.45%, 04/01/2017		3,901,958

			11,363,143

	Healthcare-Services - 1.0%
925,000	Aetna, Inc. 2.80%, 06/15/2023		944,554
425,000	4.25%, 06/15/2036		440,192
5,390,000	Anthem, Inc. 3.50%, 08/15/2024		5,674,835
720,000	4.63%, 05/15/2042		776,530
805,000	Community Health Systems, Inc. 5.13%, 08/01/2021		798,963
3,660,000	HCA, Inc. 6.50%, 02/15/2020		4,053,450
1,025,000	LifePoint Health, Inc. 5.88%, 12/01/2023		1,063,437
220,000	MEDNAX, Inc. 5.25%, 12/01/2023(1)		231,275
3,695,000	Tenet Healthcare Corp. 6.00%, 10/01/2020		3,907,462
2,880,000	UnitedHealth Group, Inc. 1.70%, 02/15/2019		2,899,146
2,250,000	3.35%, 07/15/2022		2,416,075
2,255,000	3.75%, 07/15/2025		2,476,351
745,000	4.75%, 07/15/2045		893,395

			26,575,665

	Holding Companies-Diversified - 0.2%
5,700,000	Hutchison Whampoa International Ltd. 2.00%, 11/08/2017(1)		5,725,889

	Home Builders - 0.0%
1,050,000	Meritage Homes Corp. 6.00%, 06/01/2025		1,115,625
115,000	PulteGroup, Inc. 4.25%, 03/01/2021		120,750
65,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025		66,625

			1,303,000

	Insurance - 0.3%
1,665,000	American International Group, Inc. 4.70%, 07/10/2035		1,802,871
55,000	CNO Financial Group, Inc. 4.50%, 05/30/2020		56,306
440,000	5.25%, 05/30/2025		436,700
1,830,000	Marsh & McLennan Cos., Inc. 3.50%, 03/10/2025		1,932,976
2,133,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)		3,356,621
255,000	MGIC Investment Corp. 5.75%, 08/15/2023		265,200

			7,850,674

	Iron/Steel - 0.1%
800,000	ArcelorMittal 5.13%, 06/01/2020		840,000
320,000	6.13%, 06/01/2025		348,800

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$240,000	Steel Dynamics, Inc. 5.13%, 10/01/2021	$	249,300
255,000	5.50%, 10/01/2024		267,113
595,000	United States Steel Corp. 7.38%, 04/01/2020		592,025

			2,297,238

	IT Services - 0.2%
2,825,000	Apple, Inc. 3.45%, 02/09/2045		2,699,203
515,000	3.85%, 08/04/2046		526,722
1,335,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 3.48%, 06/01/2019(1)		1,373,008
1,060,000	4.42%, 06/15/2021(1)		1,107,827
650,000	8.35%, 07/15/2046(1)		778,278

			6,485,038

	Lodging - 0.1%
605,000	Hilton Domestic Operating Co., Inc. 4.25%, 09/01/2024(1)		617,100
1,560,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.38%, 03/15/2022		1,616,550

			2,233,650

	Machinery - Construction & Mining - 0.0%
525,000	Oshkosh Corp. 5.38%, 03/01/2025		549,281

	Machinery-Diversified - 0.1%
596,000	Case New Holland Industrial, Inc. 7.88%, 12/01/2017		633,250
860,000	CNH Industrial N.V. 4.50%, 08/15/2023		867,310

			1,500,560

	Media - 2.9%
2,775,000	21st Century Fox America, Inc. 6.15%, 03/01/2037		3,486,943
1,175,000	6.20%, 12/15/2034		1,486,135
1,285,000	8.00%, 10/17/2016		1,288,085
705,000	Altice US Finance I Corp. 5.50%, 05/15/2026(1)		724,388
815,000	CBS Corp. 4.00%, 01/15/2026		864,401
80,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.13%, 02/15/2023		83,400
65,000	5.25%, 09/30/2022		67,925
385,000	5.75%, 09/01/2023		407,619
1,270,000	5.75%, 02/15/2026(1)		1,346,200
1,405,000	Charter Communications Operating LLC 3.58%, 07/23/2020(1)		1,468,503
4,125,000	4.46%, 07/23/2022(1)		4,451,131
4,040,000	4.91%, 07/23/2025(1)		4,456,342
7,265,000	Charter Communications Operating LLC / Charter Communications 6.48%, 10/23/2045(1)		8,785,724
475,000	Columbus Cable Barbados, Ltd. 7.38%, 03/30/2021(1)		503,785
1,051,000	Comcast Corp. 1.63%, 01/15/2022		1,042,218
5,770,000	2.75%, 03/01/2023		5,978,822
2,405,000	3.40%, 07/15/2046		2,337,905
490,000	4.75%, 03/01/2044		576,524
415,000	Cox Communications, Inc. 3.25%, 12/15/2022(1)		417,885
575,000	3.35%, 09/15/2026(1)		579,630
1,985,000	3.85%, 02/01/2025(1)		2,045,576
690,000	CSC Holdings LLC 5.50%, 04/15/2027(1)		705,525

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$860,000	DISH DBS Corp. 5.88%, 11/15/2024	$	849,250
1,785,000	7.88%, 09/01/2019		1,999,200
1,905,000	Grupo Televisa S.A.B. 6.13%, 01/31/2046		2,084,750
1,720,000	Liberty Interactive LLC 8.25%, 02/01/2030		1,849,000
1,715,000	NBC Universal Media LLC 5.95%, 04/01/2041		2,303,981
340,000	SFR Group S.A. 7.38%, 05/01/2026(1)		347,545
1,670,000	Sky plc 3.13%, 11/26/2022(1)		1,718,081
4,005,000	TEGNA, Inc. 5.13%, 10/15/2019		4,110,131
565,000	5.13%, 07/15/2020		583,363
1,350,000	Time Warner Cable, Inc. 8.75%, 02/14/2019		1,556,900
6,040,000	Time Warner Entertainment Co., L.P. 8.38%, 07/15/2033		8,224,855
2,725,000	Time Warner, Inc. 6.10%, 07/15/2040		3,424,377
1,900,000	6.50%, 11/15/2036		2,455,720
650,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.50%, 01/15/2023(1)		674,375
345,000	Viacom, Inc. 3.45%, 10/04/2026(8)		344,796

			75,630,990

	Mining - 0.2%
345,000	Anglo American Capital plc 3.63%, 05/14/2020(1)		345,000
350,000	4.13%, 04/15/2021(1)		350,875
310,000	4.13%, 09/27/2022(1)		306,900
200,000	4.88%, 05/14/2025(1)		204,000
120,000	Freeport-McMoRan, Inc. 3.88%, 03/15/2023		107,690
355,000	4.55%, 11/14/2024		321,719
400,000	5.40%, 11/14/2034		332,000
825,000	5.45%, 03/15/2043		662,063
485,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024		506,825
900,000	Rio Tinto Finance USA Ltd. 3.75%, 06/15/2025		968,266
555,000	Teck Resources Ltd. 8.50%, 06/01/2024(1)		635,475

			4,740,813

	Oil & Gas - 3.0%
2,100,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021		2,254,388
1,965,000	5.55%, 03/15/2026		2,220,527
328,000	6.38%, 09/15/2017		341,954
3,465,000	6.60%, 03/15/2046		4,216,056
410,000	6.95%, 06/15/2019		453,629
255,000	Antero Resources Corp. 5.63%, 06/01/2023		259,781
2,425,000	BP Capital Markets plc 2.11%, 09/16/2021		2,439,094
2,665,000	2.75%, 05/10/2023		2,709,527
5,245,000	Cenovus Energy, Inc. 3.00%, 08/15/2022		4,987,387
585,000	3.80%, 09/15/2023		578,772
2,190,000	5.20%, 09/15/2043		1,966,541
1,275,000	5.70%, 10/15/2019		1,368,613
765,000	Concho Resources, Inc. 5.50%, 04/01/2023		788,906

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$3,790,000	ConocoPhillips Co. 4.95%, 03/15/2026	$	4,271,963
35,000	Continental Resources, Inc. 3.80%, 06/01/2024		32,025
395,000	4.50%, 04/15/2023		379,200
80,000	4.90%, 06/01/2044		67,200
430,000	5.00%, 09/15/2022		428,925
4,645,000	Devon Energy Corp. 3.25%, 05/15/2022		4,611,793
540,000	Devon Financing Corp. LLC 7.88%, 09/30/2031		668,943
1,335,000	EnCana Corp. 3.90%, 11/15/2021		1,337,643
1,145,000	EOG Resources, Inc. 4.15%, 01/15/2026		1,250,583
1,845,000	Hess Corp. 4.30%, 04/01/2027		1,859,365
1,245,000	5.60%, 02/15/2041		1,240,967
1,590,000	5.80%, 04/01/2047		1,626,813
1,370,000	6.00%, 01/15/2040		1,399,965
2,425,000	Kerr-McGee Corp. 6.95%, 07/01/2024		2,915,175
1,005,000	Marathon Oil Corp. 2.70%, 06/01/2020		985,033
2,005,000	2.80%, 11/01/2022		1,856,959
525,000	3.85%, 06/01/2025		498,563
145,000	5.20%, 06/01/2045		130,015
115,000	6.60%, 10/01/2037		117,616
95,000	6.80%, 03/15/2032		99,388
1,800,000	Petroleos Mexicanos 5.50%, 02/04/2019(1)		1,898,100
1,265,000	5.50%, 06/27/2044		1,096,628
955,000	6.38%, 02/04/2021(1)		1,041,046
2,730,000	6.63%, 06/15/2035		2,778,730
795,000	Pioneer Natural Resources Co. 3.45%, 01/15/2021		826,691
655,000	3.95%, 07/15/2022		697,009
2,260,000	4.45%, 01/15/2026		2,450,999
660,000	6.65%, 03/15/2017		675,114
2,090,000	7.50%, 01/15/2020		2,417,915
10,000	QEP Resources, Inc. 5.25%, 05/01/2023		9,850
45,000	5.38%, 10/01/2022		44,663
55,000	6.80%, 03/01/2020		56,513
1,185,000	Shell International Finance B.V. 2.50%, 09/12/2026		1,165,084
2,440,000	3.25%, 05/11/2025		2,570,474
2,295,000	4.38%, 05/11/2045		2,477,214
255,000	SM Energy Co. 6.13%, 11/15/2022		255,000
15,000	Statoil ASA 3.70%, 03/01/2024		16,302
2,555,000	3.95%, 05/15/2043		2,634,338
250,000	Tesoro Corp. 5.13%, 04/01/2024		257,500
3,150,000	Valero Energy Corp. 3.40%, 09/15/2026		3,129,012
435,000	4.90%, 03/15/2045		429,358
190,000	WPX Energy, Inc. 5.25%, 09/15/2024		179,075

			77,469,924

	Packaging & Containers - 0.1%
285,000	Crown Americas LLC / Crown Americas Capital Corp. 4.25%, 09/30/2026(1)		285,356

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$1,020,000	Graphic Packaging International, Inc. 4.88%, 11/15/2022	$	1,071,000
505,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)		542,875
1,010,000	Reynolds Group Issuer, Inc. 5.13%, 07/15/2023(1)		1,042,825

			2,942,056

	Pharmaceuticals - 1.3%
1,335,000	AbbVie, Inc. 3.20%, 05/14/2026		1,351,492
6,815,000	Actavis Funding SCS 2.35%, 03/12/2018		6,885,269
5,755,000	3.00%, 03/12/2020		5,942,124
316,000	Baxalta, Inc. 3.60%, 06/23/2022		331,986
3,155,000	EMD Finance LLC 2.95%, 03/19/2022(1)		3,252,433
1,485,000	Mylan N.V. 3.00%, 12/15/2018(1)		1,517,740
1,375,000	3.15%, 06/15/2021(1)		1,400,814
1,705,000	3.75%, 12/15/2020(1)		1,780,658
1,005,000	Perrigo Finance Unlimited Co. 3.50%, 03/15/2021		1,039,431
395,000	Quintiles Transnational Corp. 4.88%, 05/15/2023(1)		405,862
2,440,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021		2,443,072
4,560,000	Teva Pharmaceutical Finance Netherlands III B.V. 1.70%, 07/19/2019		4,549,681
3,680,000	2.20%, 07/21/2021		3,666,123
725,000	3.15%, 10/01/2026		728,354

			35,295,039

	Pipelines - 1.6%
120,000	DCP Midstream LLC 5.35%, 03/15/2020(1)		123,000
145,000	9.75%, 03/15/2019(1)		161,240
200,000	DCP Midstream Operating L.P. 2.70%, 04/01/2019		195,000
100,000	3.88%, 03/15/2023		95,500
326,000	4.95%, 04/01/2022		332,112
215,000	5.60%, 04/01/2044		198,875
3,137,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020		3,442,857
455,000	Energy Transfer Partners L.P. 4.05%, 03/15/2025		451,284
6,810,000	5.95%, 10/01/2043		6,878,584
1,295,000	Enterprise Products Operating LLC 3.95%, 02/15/2027		1,356,985
750,000	Kinder Morgan Energy Partners L.P. 5.30%, 09/15/2020		809,199
260,000	6.50%, 04/01/2020		291,898
515,000	6.85%, 02/15/2020		584,445
2,885,000	Kinder Morgan, Inc. 5.05%, 02/15/2046		2,747,224
795,000	Magellan Midstream Partners L.P. 5.00%, 03/01/2026		905,706
480,000	MPLX L.P. 4.88%, 12/01/2024		496,476
495,000	4.88%, 06/01/2025		511,475
2,490,000	Plains All American Pipeline L.P. 2.85%, 01/31/2023		2,359,893
2,450,000	3.65%, 06/01/2022		2,483,511
1,500,000	Regency Energy Partners L.P. 5.88%, 03/01/2022		1,654,014

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$125,000	Sunoco Logistics Partners Operations L.P. 3.90%, 07/15/2026	$	127,464
1,550,000	4.25%, 04/01/2024		1,610,053
605,000	Tesoro Logistics L.P. 5.50%, 10/15/2019		644,325
905,000	6.25%, 10/15/2022		966,087
2,235,000	Texas Eastern Transmission L.P. 2.80%, 10/15/2022(1)		2,227,980
205,000	Williams Cos., Inc. 3.70%, 01/15/2023		198,850
100,000	4.55%, 06/24/2024		101,955
200,000	5.75%, 06/24/2044		206,000
135,000	7.88%, 09/01/2021		156,263
4,900,000	Williams Partners L.P. 3.60%, 03/15/2022		4,985,113
1,125,000	4.00%, 11/15/2021		1,164,318
1,140,000	4.30%, 03/04/2024		1,165,816
1,440,000	5.25%, 03/15/2020		1,558,915

			41,192,417

	Real Estate - 0.1%
3,090,000	ProLogis L.P. 3.35%, 02/01/2021		3,266,967

	Real Estate Investment Trusts - 0.8%
3,065,000	American Tower Corp. 3.40%, 02/15/2019		3,184,667
415,000	3.45%, 09/15/2021		436,770
700,000	4.50%, 01/15/2018		726,015
3,650,000	Brandywine Operating Partnership L.P. 3.95%, 02/15/2023		3,728,183
480,000	Corrections Corp. of America 4.13%, 04/01/2020		451,200
340,000	Crown Castle International Corp. 3.40%, 02/15/2021		355,825
1,305,000	3.70%, 06/15/2026		1,361,637
2,310,000	HCP, Inc. 4.25%, 11/15/2023		2,425,424
3,610,000	Kimco Realty Corp. 3.13%, 06/01/2023		3,711,174
775,000	3.40%, 11/01/2022		816,449
1,275,000	Ventas Realty L.P. / Ventas Capital Corp. 3.25%, 08/15/2022		1,328,654
1,140,000	Welltower, Inc. 4.50%, 01/15/2024		1,244,823

			19,770,821

	Retail - 0.9%
755,000	AutoZone, Inc. 1.63%, 04/21/2019		757,553
725,000	CVS Health Corp. 2.13%, 06/01/2021		732,359
4,230,000	2.80%, 07/20/2020		4,382,508
883,000	3.88%, 07/20/2025		961,250
3,360,000	5.13%, 07/20/2045		4,111,447
755,000	Group 1 Automotive, Inc. 5.00%, 06/01/2022		757,356
205,000	5.25%, 12/15/2023(1)		205,769
2,115,000	Home Depot, Inc. 3.50%, 09/15/2056		2,066,852
575,000	KFC Holding Co. / Pizza Hut Holdings LLC 5.25%, 06/01/2026(1)		608,063
3,725,000	Lowe’s Cos., Inc. 2.50%, 04/15/2026		3,738,566
2,870,000	3.70%, 04/15/2046		2,965,224
1,035,000	Walgreens Boots Alliance, Inc. 2.60%, 06/01/2021		1,059,187

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	$855,000	3.10%, 06/01/2023	$	881,887

				23,228,021

		Savings & Loans - 0.1%
GBP	1,535,000	Nationwide Building Society 6.88%, 06/20/2019(2)(6)(7)		1,895,581

		Semiconductors - 0.2%
	$1,225,000	Intel Corp. 4.10%, 05/19/2046		1,311,117
	2,175,000	Lam Research Corp. 2.80%, 06/15/2021		2,232,459
	420,000	NXP B.V. / NXP Funding LLC 4.13%, 06/15/2020(1)		445,725
	500,000	4.63%, 06/15/2022(1)		540,000
	720,000	4.63%, 06/01/2023(1)		787,500
	525,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)		536,813
	310,000	Sensata Technologies UK Financing Co. plc 6.25%, 02/15/2026(1)		335,575

				6,189,189

		Shipbuilding - 0.0%
	145,000	Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025(1)		153,338

		Software - 0.7%
	2,900,000	Apple, Inc. 1.55%, 08/04/2021		2,894,977
	100,000	First Data Corp. 5.00%, 01/15/2024(1)		101,500
	1,180,000	5.38%, 08/15/2023(1)		1,215,400
	3,450,000	Microsoft Corp. 1.55%, 08/08/2021		3,435,900
	1,340,000	2.40%, 08/08/2026		1,341,134
	2,025,000	3.70%, 08/08/2046		2,049,675
	1,795,000	3.95%, 08/08/2056		1,818,558
	385,000	MSCI, Inc. 5.25%, 11/15/2024(1)		407,580
	465,000	5.75%, 08/15/2025(1)		496,387
	350,000	Open Text Corp. 5.63%, 01/15/2023(1)		357,000
	30,000	5.88%, 06/01/2026(1)		31,387
	4,525,000	Oracle Corp. 1.90%, 09/15/2021		4,536,480

				18,685,978

		Telecommunications - 2.1%
	345,000	Altice Financing S.A. 6.63%, 02/15/2023(1)		354,056
	2,685,000	AT&T, Inc. 3.60%, 02/17/2023		2,830,242
	1,985,000	3.80%, 03/15/2022		2,126,112
	350,000	4.13%, 02/17/2026		378,210
	1,245,000	4.50%, 05/15/2035		1,308,108
	6,635,000	4.75%, 05/15/2046		6,943,229
	205,000	5.80%, 02/15/2019		224,861
	4,000,000	Cisco Systems, Inc. 1.40%, 09/20/2019		4,003,492
	2,465,000	2.20%, 02/28/2021		2,522,141
	610,000	CommScope, Inc. 4.38%, 06/15/2020(1)		628,300
	370,000	Frontier Communications Corp. 10.50%, 09/15/2022		392,200
	7,400,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)		7,712,650
	955,000	Nokia Oyj 6.63%, 05/15/2039		1,036,175

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	$2,370,000	Sprint Communications, Inc. 7.00%, 03/01/2020(1)	$	2,541,825
	1,766,000	9.00%, 11/15/2018(1)		1,949,222
	970,000	T-Mobile USA, Inc. 6.46%, 04/28/2019		988,188
	265,000	Telecom Italia Capital S.A. 6.00%, 09/30/2034		262,416
	90,000	6.38%, 11/15/2033		91,575
	310,000	7.72%, 06/04/2038		339,450
	6,623,000	Verizon Communications, Inc. 4.27%, 01/15/2036		6,900,537
	3,185,000	4.40%, 11/01/2034		3,370,170
	5,334,000	4.67%, 03/15/2055		5,610,995
	340,000	4.86%, 08/21/2046		380,821
	1,240,000	Wind Acquisition Finance S.A. 4.75%, 07/15/2020(1)		1,249,300

				54,144,275

		Transportation - 0.7%
	1,180,000	Canadian Pacific Railway Co. 9.45%, 08/01/2021		1,542,838
	855,000	FedEx Corp. 3.25%, 04/01/2026		901,713
	1,705,000	4.55%, 04/01/2046		1,893,883
	1,050,000	Kansas City Southern 3.00%, 05/15/2023		1,069,739
	2,100,000	Norfolk Southern Corp. 2.90%, 06/15/2026		2,153,779
	250,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.50%, 06/15/2019(1)		253,662
	5,380,000	2.88%, 07/17/2018(1)		5,484,125
	630,000	3.30%, 04/01/2021(1)		655,048
	265,000	3.38%, 02/01/2022(1)		275,579
	1,490,000	4.88%, 07/11/2022(1)		1,662,685
	1,435,000	Ryder System, Inc. 2.55%, 06/01/2019		1,463,305

				17,356,356

		Total Corporate Bonds (cost $894,012,132)		926,650,553

Foreign Government Obligations - 3.9%
		Argentina - 0.1%
EUR	4,090,000	Argentine Republic Government International Bond 2.26%, 12/31/2038(3)		3,013,991

		Brazil - 0.8%
BRL	47,184,411	Brazil Notas do Tesouro Nacional 6.00%, 05/15/2017(9)		14,476,832
	17,752,521	6.00%, 08/15/2022(9)		5,452,458

				19,929,290

		Colombia - 0.1%
COP	11,249,497,110	Colombian TES 4.25%, 05/17/2017(9)		3,915,310

		Indonesia - 0.4%
IDR	57,112,000,000	Indonesia Treasury Bond 8.25%, 07/15/2021		4,616,747
	59,190,000,000	8.38%, 03/15/2024		4,904,910

				9,521,657

		Japan - 1.0%
JPY	2,750,000,000	Japan Treasury Discount Bill 0.32%, 01/11/2017(10)		27,137,690

		Mexico - 0.2%
	$460,000	Mexico Government International Bond 4.35%, 01/15/2047		451,950
	3,500,000	5.75%, 10/12/2110		3,701,250

				4,153,200

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

		Qatar - 0.1%
	$1,480,000	Qatar Government International Bond 4.63%, 06/02/2046(1)	$	1,616,900

		Romania - 0.6%
RON	7,860,000	Romania Treasury Bills 0.55%, 08/28/2017		1,974,867
	13,005,000	0.57%, 08/28/2017		3,267,576
	42,615,000	0.58%, 06/26/2017		10,723,574

				15,966,017

		South Africa - 0.1%
	$3,455,000	South Africa Government International Bond 4.30%, 10/12/2028(8)		3,420,450

		Thailand - 0.2%
THB	232,840,000	Bank of Thailand 1.49%, 02/23/2018		6,711,800

		Turkey - 0.2%
TRY	14,205,000	Turkey Government Bond 10.60%, 02/11/2026		5,046,301

		Uruguay - 0.1%
UYU	82,298,868	Uruguay Government International Bond 3.70%, 06/26/2037(9)		2,283,901

		Total Foreign Government Obligations (cost $100,584,844)		102,716,507

Municipal Bonds - 1.3%
		Development - 0.1%
	$790,000	State of California 7.60%, 11/01/2040		1,280,692
	175,000	7.63%, 03/01/2040		276,978

				1,557,670

		General - 0.5%
	4,560,000	Chicago Transit Auth 6.90%, 12/01/2040		5,997,526
	4,575,000	Puerto Rico Commonwealth Gov’t Employees Retirement System 6.15%, 07/01/2038		1,738,500
	2,075,000	6.20%, 07/01/2039		788,500
	7,965,000	6.30%, 07/01/2043		3,026,700
	1,995,000	6.55%, 07/01/2058		758,100

				12,309,326

		General Obligation - 0.4%
	6,650,000	California State, GO Taxable 7.55%, 04/01/2039		10,649,377
	830,000	Illinois State, GO 5.10%, 06/01/2033		800,120

				11,449,497

		Higher Education - 0.2%
	5,580,000	University of California 4.60%, 05/15/2031		6,528,209

		Utility - Electric - 0.1%
	1,485,000	Municipal Electric Auth. Georgia 6.64%, 04/01/2057		2,004,646

		Total Municipal Bonds (cost $32,882,117)		33,849,348

Senior Floating Rate Interests - 5.7%(11)
		Advertising - 0.0%
	868,827	Acosta Holdco, Inc. 4.25%, 09/26/2021		825,385

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	Aerospace/Defense - 0.1%
$1,759,091	BE Aerospace, Inc. 3.75%, 12/16/2021	$	1,777,509
985,721	TransDigm, Inc. 3.75%, 05/14/2022		986,273

			2,763,782

	Agriculture - 0.0%
716,076	Pinnacle Operating Corp. 4.75%, 11/15/2018		651,629

	Airlines - 0.1%
390,000	American Airlines, Inc. 3.50%, 04/28/2023		390,620
933,625	Delta Air Lines, Inc. 3.25%, 10/18/2018		938,583

			1,329,203

	Auto Manufacturers - 0.1%
887,926	Chrysler Group LLC 3.25%, 12/31/2018		888,760
1,543,463	3.50%, 05/24/2017		1,546,040
564,025	Jaguar Holding Co. 4.25%, 08/18/2022		565,740

			3,000,540

	Auto Parts & Equipment - 0.0%
4,389	Tower Automotive Holdings USA LLC 4.00%, 04/23/2020		4,375

	Chemicals - 0.2%
1,140,362	Chemours Co. 3.75%, 05/12/2022		1,128,251
2,590,693	Ineos U.S. Finance LLC 3.75%, 05/04/2018		2,596,082
628,425	Nexeo Solutions LLC 5.25%, 06/09/2023		631,177
676,721	Univar, Inc. 4.25%, 07/01/2022		677,567

			5,033,077

	Coal - 0.1%
540,000	American Energy - Marcellus LLC 5.25%, 08/04/2020		294,640
670,000	Arch Coal, Inc. 5.00%, 01/31/2017(12)		670,000
2,865,808	7.50%, 05/16/2018		2,187,558

			3,152,198

	Commercial Services - 0.2%
279,300	Global Payments, Inc. 4.02%, 04/22/2023		281,883
233,825	KAR Auction Services, Inc. 4.25%, 03/09/2023		236,748
981,518	Moneygram International, Inc. 4.25%, 03/27/2020		949,619
601,867	ON Assignment, Inc. 3.50%, 06/03/2022		604,876
678,300	Russell Investment Group 6.75%, 06/01/2023		672,365
1,253,292	ServiceMaster Co. 4.25%, 07/01/2021		1,264,258

			4,009,749

	Construction Materials - 0.0%
800,000	American Builders Contractors 0.00%, 09/23/2023(13)		802,200

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	Distribution/Wholesale - 0.0%
$674,450	ABC Supply Co., Inc. 3.50%, 04/16/2020	$	675,887

	Diversified Financial Services - 0.0%
565,000	Camelot UK Holdings Co., Ltd. 0.00%, 09/07/2023(13)		565,424
285,000	RP Crown Parent LLC 0.00%, 09/22/2023(13)		285,071
225,000	Telenet International Finance S.a.r.l. 4.25%, 06/30/2024		226,688

			1,077,183

	Electric - 0.2%
1,356,523	Calpine Corp. 3.25%, 01/31/2022		1,347,706
625,000	Chief Exploration & Development LLC 7.50%, 05/16/2021		581,250
150,000	Dayton Power & Light Company 0.00%, 08/24/2022(13)		151,407
600,000	Energy Future Intermediate Holding Co. LLC 4.25%, 12/19/2016		604,200
1,863,835	Seadrill Partners Finco LLC 4.00%, 02/21/2021		924,145
800,000	Texas Competitive Electric Holdings Co. LLC 4.97%, 10/10/2017(14)		230,144
596,000	5.00%, 10/31/2017		600,256

			4,439,108

	Electronics - 0.0%
668,325	Sensus USA, Inc. 6.50%, 04/05/2023		669,996

	Entertainment - 0.1%
869,231	Aristocrat Technologies, Inc. 3.50%, 10/20/2021		871,717
508,563	Eldorado Resorts LLC 4.25%, 07/23/2022		510,470
904,560	Hilton Worldwide Finance, LLC 3.10%, 10/25/2023		909,508
574,763	Scientific Games International, Inc. 6.00%, 10/01/2021		575,642

			2,867,337

	Food - 0.2%
683,705	Albertsons LLC 4.50%, 08/25/2021		688,676
308,452	4.75%, 12/21/2022		311,345
992,056	Aramark Services, Inc. 3.25%, 02/24/2021		997,642
337,125	B&G Foods, Inc. 3.75%, 11/02/2022		339,090
455,400	Hostess Brands LLC 4.50%, 08/03/2022		458,246
1,096,713	JBS USA LLC 4.00%, 10/30/2022		1,095,342

			3,890,341

	Food Service - 0.0%
586,500	Hearthside Food Solutions 4.50%, 06/02/2021		587,966

	Healthcare-Products - 0.0%
373,111	Alere, Inc. 4.25%, 06/18/2022		369,950
300,000	Revlon Consumer Products Corp. 0.00%, 09/07/2023(13)		300,408

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$430,650	Sterigenics-Nordion Holdings LLC 4.25%, 05/15/2022	$	431,727

			1,102,085

	Healthcare-Services - 0.5%
387,075	Acadia Healthcare Company, Inc. 4.50%, 02/16/2023		389,494
1,166,804	American Renal Holdings, Inc. 4.75%, 09/20/2019		1,164,622
200,388	Catalent Pharma Solutions, Inc. 4.25%, 05/20/2021		201,579
367,500	CDRH Parent, Inc. 5.25%, 07/01/2021		297,675
487,583	Community Health Systems, Inc. 3.75%, 12/31/2019		478,177
897,139	4.00%, 01/27/2021		880,094
1,493,000	4.08%, 12/31/2018		1,484,042
1,803,488	DaVita HealthCare Partners, Inc. 3.50%, 06/24/2021		1,811,603
833,700	Envision Healthcare Corp. 4.50%, 10/28/2022		836,976
1,000,937	IMS Health, Inc. 3.50%, 03/17/2021		1,003,079
905,000	inVentiv Health, Inc. 0.00%, 09/28/2023(13)		906,882
918,501	MPH Acquisition Holdings LLC 5.00%, 06/07/2023		929,551
423,376	Opal Acquisition, Inc. 5.00%, 11/27/2020		395,327
414,704	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021		405,029
510,901	Surgery Center Holdings, Inc. 5.25%, 11/03/2020		510,901
1,384,538	U.S. Renal Care, Inc. 5.25%, 12/31/2022		1,326,387
431,128	Vizient, Inc. 6.25%, 02/13/2023		435,711

			13,457,129

	Household Products/Wares - 0.0%
410,000	Galleria Co. 3.75%, 01/26/2023		411,152

	Insurance - 0.5%
539,695	Asurion LLC 5.00%, 05/24/2019		541,271
1,777,341	5.00%, 08/04/2022		1,785,784
1,870,000	8.50%, 03/03/2021		1,857,527
4,568,513	Evertec Group LLC 3.25%, 04/17/2020		4,517,117
410,030	National Financial Partners Corp. 4.50%, 07/01/2020		410,629
2,900,152	Sedgwick Claims Management Services, Inc. 3.75%, 03/01/2021		2,875,385
1,250,000	6.75%, 02/28/2022		1,234,375
992,067	USI, Inc. 4.25%, 12/27/2019		992,811

			14,214,899

	Internet - 0.1%
725,883	Lands’ End, Inc. 4.25%, 04/04/2021		562,559
1,624,255	Zayo Group LLC / Zayo Capital, Inc. 3.75%, 05/06/2021		1,631,028

			2,193,587

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	Leisure Time - 0.1%
$2,675,000	Delta 2 (LUX) S.a.r.l. 4.75%, 07/30/2021	$	2,677,595
1,140,000	7.75%, 07/31/2022		1,141,710

			3,819,305

	Lodging - 0.3%
630,000	Boyd Gaming Corp. 0.00%, 09/15/2023(13)		634,410
3,460,431	Caesars Entertainment Operating Co. 0.00%, 03/01/2017(13)(15)		3,780,520
777,113	Caesars Growth Properties Holdings LLC 6.25%, 05/08/2021		766,101
88,485	Hilton Worldwide Finance LLC 3.50%, 10/26/2020		88,928
1,177,727	La Quinta Intermediate Holdings LLC 3.75%, 04/14/2021		1,175,524
249,375	Station Casinos LLC 3.75%, 06/08/2023		250,934

			6,696,417

	Machinery-Construction & Mining - 0.1%
1,535,599	American Rock Salt Holdings LLC 4.75%, 05/20/2021		1,478,013
538,636	Headwaters, Inc. 4.00%, 03/24/2022		541,103
603,871	Neff Rental LLC 7.25%, 06/09/2021		588,273

			2,607,389

	Machinery-Diversified - 0.1%
1,835,042	Gates Global, Inc. 4.25%, 07/06/2021		1,805,846

	Media - 0.5%
931,735	Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021		919,511
1,765,390	AVSC Holding Corp. 4.50%, 01/24/2021		1,768,709
2,975,063	Charter Communications Operating LLC 3.00%, 07/01/2020		2,982,887
373,125	3.50%, 01/24/2023		375,353
417,919	Media General, Inc. 4.00%, 07/31/2020		417,973
40,000	Mission Broadcasting, Inc. 0.00%, 09/26/2023(13)		40,183
708,225	Neptune Finco Corp. 5.00%, 10/09/2022		708,962
425,000	Nexstar Broadcasting Group, Inc. 0.00%, 09/21/2023(13)		426,946
234,413	Numericable U.S. LLC 5.00%, 01/15/2024		236,522
1,802,874	Tribune Media Co. 3.75%, 12/27/2020		1,814,701
1,055,000	UPC Financing Partnership 4.08%, 08/31/2024		1,058,386
1,952,632	Virgin Media Investment Holdings Ltd. 3.65%, 06/30/2023		1,960,403

			12,710,536

	Metal Fabricate/Hardware - 0.0%
1,234,380	Rexnord LLC 4.00%, 08/21/2020		1,235,466

	Mining - 0.1%
434,811	Ardagh Holdings USA, Inc. 4.00%, 12/17/2019		436,576
348,929	FMG Resources August 2006 Pty Ltd. 3.75%, 06/30/2019		348,451

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$547,923	Minerals Technologies, Inc. 3.75%, 05/09/2021	$	550,663

			1,335,690

	Oil & Gas - 0.1%
455,000	California Resources Corp. 0.00%, 12/31/2021(13)		477,468
470,000	Chesapeake Energy Corporation 0.00%, 08/23/2021(13)		493,058
529,200	Drillships Ocean Ventures, Inc. 5.50%, 07/25/2021		364,619
1,514,040	Fieldwood Energy LLC 3.88%, 10/01/2018		1,302,074
600,000	Templar Energy LLC 8.50%, 11/25/2020		142,002

			2,779,221

	Oil & Gas Services - 0.0%
553,613	Calpine Corp. 3.64%, 05/31/2023		555,390

	Packaging & Containers - 0.3%
3,256,875	Berry Plastics Holding Corp. 3.50%, 02/08/2020		3,258,927
512,235	Mauser U.S. Corp. 4.50%, 07/31/2021		510,954
335,750	Owens-Illinois, Inc. 3.50%, 09/01/2022		337,848
2,676,572	Reynolds Group Holdings Inc. 4.25%, 02/05/2023		2,684,093
590,333	Signode Industrial Group U.S., Inc. 3.75%, 05/01/2021		588,492

			7,380,314

	Pharmaceuticals - 0.1%
1,389,500	Endo Luxembourg Finance Company I S.a r.l. 3.75%, 09/26/2022		1,385,637
836,345	Valeant Pharmaceuticals International, Inc. 5.50%, 04/01/2022		838,519

			2,224,156

	Pipelines - 0.1%
738,882	Energy Transfer Equity L.P. 4.04%, 12/02/2019		737,611
800,950	Philadelphia Energy Solutions LLC 6.25%, 04/04/2018		688,817

			1,426,428

	Real Estate - 0.1%
987,500	DTZ U.S. Borrower LLC 4.25%, 11/04/2021		987,806
415,000	9.25%, 11/04/2022		417,075

			1,404,881

	REITS - 0.0%
835,800	MGM Growth Properties LLC 4.00%, 04/25/2023		842,854

	Retail - 0.3%
507,275	Bass Pro Group LLC 4.00%, 06/05/2020		505,692
599,539	Burger King 3.75%, 12/10/2021		603,471
203,975	Coty, Inc. 3.75%, 10/27/2022		206,015
610,000	Harbor Freight Tools USA, Inc. 4.00%, 08/19/2023		612,952
928,076	Michaels Stores, Inc. 0.00%, 01/27/2023(13)		929,237

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$1,543,852	Neiman Marcus Group, Inc. 4.25%, 10/25/2020	$	1,418,414
566,093	Party City Holdings, Inc. 4.47%, 08/19/2022		567,712
757,477	PetSmart, Inc. 4.25%, 03/11/2022		758,348
250,000	Rite Aid Corp. 5.75%, 08/21/2020		250,470
1,118,464	US Foods, Inc. 4.00%, 06/27/2023		1,126,618
279,300	Yum! Brands Inc. 3.26%, 06/16/2023		281,046

			7,259,975

	Semiconductors - 0.2%
1,190,452	Avago Technologies Cayman Ltd. 3.51%, 02/01/2023		1,204,012
857,494	Lattice Semiconductor Corp. 5.25%, 03/10/2021		853,207
589,187	NXP B.V. 0.00%, 12/07/2020(13)		591,249
1,037,254	3.25%, 01/11/2020		1,040,033
780,000	ON Semiconductor Corp. 0.00%, 03/31/2023(13)		783,206

			4,471,707

	Software - 0.7%
2,789,112	CDW LLC 3.00%, 08/04/2023		2,795,582
430,000	Dell, Inc. 0.00%, 09/07/2023(13)		432,421
355,500	Epicor Software Corp. 4.75%, 06/01/2022		349,947
5,072,355	First Data Corp. 4.52%, 03/24/2021		5,107,557
829,110	Hyland Software, Inc. 4.75%, 07/01/2022		833,944
1,586,648	Infor US, Inc. 3.75%, 06/03/2020		1,576,334
2,654,674	Kronos, Inc. 4.50%, 10/30/2019		2,660,355
593,593	9.75%, 04/30/2020		602,989
1,083,422	SS&C Technologies, Inc. 4.00%, 07/08/2022		1,090,876
823,393	Verint Systems, Inc. 3.51%, 09/06/2019		825,451
1,680,788	WEX, Inc. 4.25%, 07/01/2023		1,698,991

			17,974,447

	Telecommunications - 0.2%
301,950	CommScope, Inc. 3.75%, 12/29/2022		304,498
2,020,000	Level 3 Financing, Inc. 3.50%, 05/31/2022		2,030,100
424,515	LTS Buyer LLC 4.00%, 04/13/2020		424,384
970,691	Ziggo Financing Partnership 3.65%, 01/15/2022		969,653
575,266	3.66%, 01/15/2022		574,650
178,751	3.70%, 01/15/2022		178,560

			4,481,845

	Transportation - 0.0%
31,600	Kenan Advantage Group, Inc. 1.50%, 01/31/2017(12)		31,304

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$563,912	4.00%, 07/31/2022	$	558,628

			589,932

	Trucking & Leasing - 0.0%
1,149,457	Consolidated Container Co. 5.00%, 07/03/2019		1,141,790

	Total Senior Floating Rate Interests (cost $152,448,609)		149,902,397

U.S. Government Agencies - 55.8%
	FHLMC - 14.0%
258,244	0.00%, 11/15/2036(16)(17)		232,476
64,084,411	0.47%, 10/25/2020(2)(4)		476,769
30,755,263	2.12%, 08/25/2018(2)(4)		904,097
4,214,658	3.00%, 08/01/2029		4,457,626
15,750,000	3.00%, 10/01/2031(18)		16,543,345
1,307,613	3.00%, 03/15/2033(4)		151,719
55,125,000	3.00%, 10/01/2046(18)		57,282,626
3,721,500	3.13%, 12/25/2027(2)		3,798,830
1,550,000	3.18%, 03/25/2028(2)		1,585,964
8,692,000	3.38%, 04/25/2028(2)		8,960,278
9,200,000	3.50%, 10/01/2031(18)		9,716,270
7,903,222	3.50%, 08/01/2034		8,406,038
34,875,000	3.50%, 10/01/2046(18)		36,792,445
34,800,000	3.50%, 11/01/2046(18)		36,669,143
7,862,562	4.00%, 08/01/2025		8,345,284
3,714,626	4.00%, 12/15/2026(4)		359,231
6,413,946	4.00%, 07/15/2027(4)		653,263
6,110,897	4.00%, 05/01/2042		6,575,894
1,803,927	4.00%, 08/01/2042		1,952,780
2,757,700	4.00%, 09/01/2042		2,985,190
733,740	4.00%, 07/01/2044		786,984
463,898	4.00%, 06/01/2045		499,287
3,839,561	4.00%, 01/01/2046		4,123,828
2,110,694	4.00%, 02/01/2046		2,264,374
2,675,000	4.00%, 10/01/2046(18)		2,869,303
57,875,000	4.00%, 11/01/2046(18)		62,009,896
1,632,568	4.50%, 03/15/2041		1,981,669
1,586,886	4.50%, 09/01/2044		1,737,620
36,475,000	4.50%, 10/01/2046(18)		39,936,561
4,695,619	4.75%, 07/15/2039		5,150,069
7,875,000	5.00%, 10/01/2046(18)		8,725,462
1,450	5.50%, 10/01/2018		1,489
87,553	5.50%, 03/01/2028		98,186
150,872	5.50%, 04/01/2033		170,900
1,606,993	5.50%, 05/01/2034		1,829,118
2,077	5.50%, 11/01/2035		2,330
40,196	5.50%, 05/01/2037		45,402
92,156	5.50%, 11/01/2037		104,205
164,468	5.50%, 02/01/2038		186,415
67,844	5.50%, 04/01/2038		76,788
85,162	5.50%, 06/01/2038		96,580
9,420,531	5.50%, 08/01/2038		10,659,089
887,255	5.50%, 09/01/2038		1,005,196
18,029	5.50%, 12/01/2039		20,398
240,450	5.50%, 02/01/2040		272,560
763,312	5.50%, 05/01/2040		865,185
773,917	5.50%, 08/01/2040		876,569
3,119,181	5.50%, 06/01/2041		3,540,621
22	6.00%, 04/01/2017		22
37	6.00%, 05/01/2017		37
62	6.00%, 07/01/2017		62
1,721	6.00%, 07/01/2029		1,963
385,615	6.00%, 10/01/2032		446,972
445,518	6.00%, 11/01/2032		516,165
476,150	6.00%, 12/01/2032		551,938
29,738	6.00%, 11/01/2033		34,450

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$55,340	6.00%, 01/01/2034	$	64,103
33,185	6.00%, 02/01/2034		38,453
402,993	6.00%, 08/01/2034		466,721
444,246	6.00%, 09/01/2034		515,342
343,999	6.00%, 01/01/2035		397,204
3,173,282	6.00%, 11/01/2037		3,621,034
138	6.50%, 07/01/2031		158
365	6.50%, 08/01/2032		418
1,582,531	6.50%, 07/15/2036		1,797,518
261,317	6.50%, 12/01/2037		312,553
192	7.50%, 09/01/2029		214
3,234	7.50%, 11/01/2031		3,731

			365,554,410

	FNMA - 33.5%
228,115	0.00%, 03/25/2036(16)(17)		207,665
1,987,276	0.00%, 06/25/2036(16)(17)		1,797,616
7,293,778	1.88%, 04/25/2055(2)(4)		456,334
7,777,820	1.89%, 05/25/2046(2)(4)		451,634
7,088,683	1.97%, 08/25/2044(2)(4)		585,708
4,301,752	2.03%, 06/25/2055(2)(4)		301,300
1,496,380	2.50%, 06/25/2028(4)		127,366
114,900,000	2.50%, 10/01/2031(18)		119,008,192
294,652	2.50%, 01/01/2043		298,628
5,974,863	2.50%, 02/01/2043		6,055,491
2,369,364	2.50%, 03/01/2043		2,401,172
4,883,303	2.50%, 05/01/2043		4,949,205
3,107,821	2.50%, 06/01/2043		3,144,355
2,177,859	2.50%, 04/01/2045		2,198,079
3,000,000	2.50%, 10/01/2046(18)		3,026,309
9,780,000	2.65%, 06/01/2025		10,197,263
13,400,000	2.69%, 04/01/2025		14,012,256
1,336,536	3.00%, 09/25/2027(4)		122,384
9,865,431	3.00%, 01/25/2028(4)		898,302
4,273,515	3.00%, 04/25/2028(4)		456,263
63,132,000	3.00%, 10/01/2031(18)		66,278,739
32,900,000	3.00%, 11/01/2031(18)		34,492,310
255,725,000	3.00%, 10/01/2046(18)		265,784,173
540,000	3.16%, 12/01/2026		584,544
499,532	3.24%, 12/01/2026		543,506
571,525	3.34%, 04/01/2024		624,955
214,516	3.45%, 01/01/2024		235,191
226,189	3.47%, 01/01/2024		248,271
2,400,775	3.50%, 05/25/2030(4)		277,795
3,588,480	3.50%, 02/01/2045		3,785,518
6,732,690	3.50%, 01/01/2046		7,110,816
7,806,693	3.50%, 02/01/2046		8,245,305
5,523,619	3.50%, 09/01/2046		5,829,449
105,975,000	3.50%, 10/01/2046(18)		111,820,178
565,649	3.67%, 08/01/2023		625,402
155,000	3.70%, 10/01/2023		172,456
2,029,397	3.74%, 06/01/2026		2,276,379
210,000	3.76%, 03/01/2024		234,737
315,000	3.86%, 12/01/2025		356,581
165,000	3.86%, 11/01/2023		185,882
536,461	3.87%, 10/01/2025		605,399
688,827	3.89%, 05/01/2030		777,850
730,286	3.93%, 10/01/2023		817,088
300,193	3.96%, 05/01/2034		343,125
194,159	3.97%, 05/01/2029		221,759
3,874,011	4.00%, 06/01/2025		4,106,045
1,111,696	4.00%, 10/01/2025		1,178,704
6,749,817	4.00%, 10/01/2040		7,260,951
2,836,086	4.00%, 11/01/2040		3,053,878
2,077,838	4.00%, 12/01/2040		2,237,586
1,032,376	4.00%, 02/01/2041		1,112,510

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$2,516,853	4.00%, 03/01/2041	$	2,712,554
1,066,998	4.00%, 03/25/2042(4)		155,643
1,071,683	4.00%, 08/01/2042		1,155,202
2,338,118	4.00%, 09/01/2042		2,520,334
620,451	4.00%, 11/25/2042(4)		89,881
549,525	4.00%, 03/01/2045		590,357
4,177,350	4.00%, 05/01/2046		4,491,976
2,176,567	4.00%, 06/01/2046		2,338,310
94,905,000	4.00%, 10/01/2046(18)		101,926,489
2,818,559	4.02%, 11/01/2028		3,218,767
446,191	4.06%, 10/01/2028		517,071
1,267,553	4.50%, 04/01/2025		1,363,772
1,460,932	4.50%, 07/25/2027(4)		161,565
1,893,897	4.50%, 09/01/2035		2,076,748
6,420,679	4.50%, 08/01/2040		7,078,794
6,322,666	4.50%, 10/01/2040		6,936,359
2,838,321	4.50%, 10/01/2041		3,109,133
2,462,755	4.50%, 09/01/2043		2,697,733
2,097	5.00%, 02/01/2018		2,155
46,614	5.00%, 04/01/2018		47,899
337,453	5.00%, 05/01/2018		346,806
391,355	5.00%, 06/01/2018		402,147
10,675	5.00%, 07/01/2018		10,969
118,871	5.00%, 09/01/2018		122,148
266,859	5.00%, 01/01/2020		274,217
1,383,804	5.00%, 06/01/2022		1,485,509
482,485	5.00%, 06/01/2025		520,492
1,192,301	5.00%, 04/25/2038		1,294,359
871,962	5.46%, 05/25/2042(2)(4)		101,760
1,154	5.50%, 01/01/2017		1,158
48,336	5.50%, 02/01/2018		49,126
1,601	5.50%, 06/01/2018		1,643
8,558	5.50%, 11/01/2018		8,730
68,002	5.50%, 08/01/2019		71,006
118,748	5.50%, 09/01/2019		123,359
30,051	5.50%, 10/01/2019		31,153
13,914	5.50%, 01/01/2020		14,447
7,611	5.50%, 03/01/2020		7,845
563,727	5.50%, 05/01/2020		590,730
334,579	5.50%, 06/01/2022		362,171
395,188	5.50%, 06/01/2033		448,686
401,435	5.50%, 08/01/2033		456,172
1,866,064	5.50%, 09/01/2033		2,122,552
1,790,790	5.50%, 12/01/2033		2,067,149
1,522,460	5.50%, 01/01/2034		1,726,429
6,547,938	5.50%, 11/01/2035		7,428,094
2,114,379	5.50%, 04/01/2036		2,398,203
1,613,640	5.50%, 09/01/2036		1,831,667
178,409	5.50%, 01/01/2037		201,569
1,070,196	5.50%, 04/25/2037		1,208,746
4,436,533	5.50%, 06/25/2042(4)		979,465
10	6.00%, 10/01/2016		10
4,708	6.00%, 03/01/2022		4,817
725,361	6.00%, 12/01/2032		843,752
769,252	6.00%, 01/01/2033		891,598
145,792	6.00%, 02/01/2033		167,475
808,739	6.00%, 03/01/2033		935,145
1,986,752	6.00%, 02/01/2037		2,274,325
1,100,000	6.00%, 10/01/2046(18)		1,260,895
198	6.50%, 05/01/2017		200
1,470	6.50%, 05/01/2031		1,693
1,437	6.50%, 09/01/2031		1,697
2,456	6.50%, 07/01/2032		2,932
2,198	7.00%, 07/01/2029		2,570
101	7.00%, 12/01/2030		104
876	7.00%, 02/01/2032		969

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$367	7.00%, 03/01/2032	$	449
2,162	7.00%, 09/01/2032		2,338
64,850	7.00%, 10/01/2037		68,907
3,671	7.50%, 10/01/2022		4,102
2,329	7.50%, 06/01/2027		2,809
3,101	7.50%, 10/01/2029		3,247
20,404	7.50%, 03/01/2030		22,985
9,161	7.50%, 04/01/2030		9,611
1,575	7.50%, 06/01/2030		1,861
2,821	7.50%, 07/01/2030		3,326
794	7.50%, 08/01/2030		937
6,245	7.50%, 10/01/2030		6,358
8,444	7.50%, 01/01/2031		8,684
4,864	7.50%, 02/01/2031		5,047
34,117	7.50%, 05/01/2031		40,866
9,449	7.50%, 06/01/2031		9,770
2,558	7.50%, 08/01/2031		3,010
42,228	7.50%, 09/01/2031		44,553
369	7.50%, 05/01/2032		443

			878,629,338

	GNMA - 8.3%
10,809,797	3.00%, 03/15/2045		11,330,275
522,983	3.00%, 04/15/2045		548,164
6,518,693	3.00%, 07/15/2045		6,832,561
136,266	3.00%, 08/15/2045		142,827
2,400,000	3.00%, 10/01/2046(18)		2,514,187
553,961	3.50%, 11/15/2042		589,195
18,325	3.50%, 12/15/2042		19,689
410,198	3.50%, 02/15/2043		440,659
17,782	3.50%, 03/15/2043		19,102
2,473,833	3.50%, 04/15/2043		2,657,109
7,912,994	3.50%, 05/15/2043		8,479,328
61,900,000	3.50%, 10/01/2046(18)		65,744,572
15,621,037	3.50%, 10/20/2046		16,670,575
8,929,922	4.00%, 07/20/2040		9,582,372
10,223,282	4.00%, 09/20/2040		10,999,798
15,154,510	4.00%, 10/20/2040		16,300,590
2,254,790	4.00%, 12/20/2040		2,474,942
748,473	4.00%, 05/16/2042(4)		130,115
473,531	4.00%, 01/20/2044(4)		83,650
7,600,000	4.00%, 10/01/2046(18)		8,143,578
339,160	4.50%, 11/15/2039		374,548
3,178,263	4.50%, 05/15/2040		3,526,779
10,736,429	4.50%, 05/20/2040		11,754,793
463,793	4.50%, 07/15/2041		515,101
1,218,624	4.50%, 01/20/2046		1,318,145
1,350,000	4.50%, 10/01/2046(18)		1,456,491
1,138,067	5.00%, 05/20/2040		1,264,088
2,766,733	5.00%, 06/15/2041		3,100,651
3,525,501	5.00%, 10/16/2041(4)		591,080
4,389,515	5.00%, 03/15/2044		4,919,383
4,400,000	5.00%, 10/01/2046(18)		4,898,180
683,815	5.50%, 03/15/2033		779,181
1,105,288	5.50%, 04/15/2033		1,277,181
1,194,544	5.50%, 05/15/2033		1,395,558
1,857,201	5.50%, 10/20/2034		2,105,684
2,142	6.00%, 12/15/2023		2,454
1,235	6.00%, 01/15/2029		1,415
2,099	6.00%, 04/15/2029		2,460
69,376	6.00%, 12/15/2031		81,278
1,225	6.00%, 10/15/2032		1,422
33,801	6.00%, 06/15/2033		39,685
3,289	6.00%, 03/15/2034		3,788
76,918	6.00%, 08/15/2034		88,244
169,561	6.00%, 09/15/2034		195,587

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$61,609	6.00%, 02/15/2035	$	70,904
438,641	6.00%, 12/15/2035		509,313
77,721	6.00%, 02/15/2036		89,038
275,895	6.00%, 03/15/2036		316,921
33,864	6.00%, 04/15/2036		38,795
206,672	6.00%, 05/15/2036		239,591
450,784	6.00%, 06/15/2036		521,865
274,861	6.00%, 07/15/2036		316,742
55,924	6.00%, 08/15/2036		64,076
287,111	6.00%, 02/15/2037		332,340
1,710	6.00%, 05/15/2037		1,959
614,939	6.00%, 06/15/2037		712,122
493,727	6.00%, 07/15/2037		565,701
112,276	6.00%, 08/15/2037		128,625
92,270	6.00%, 09/15/2037		105,706
157,425	6.00%, 10/15/2037		180,348
157,694	6.00%, 11/15/2037		180,657
171,096	6.00%, 12/15/2037		198,663
276,952	6.00%, 01/15/2038		319,961
25,138	6.00%, 02/15/2038		28,798
56,841	6.00%, 05/15/2038		65,119
10,854	6.00%, 06/15/2038		12,434
73,271	6.00%, 08/15/2038		84,097
180,144	6.00%, 09/15/2038		206,662
213,262	6.00%, 10/15/2038		249,972
458,968	6.00%, 11/15/2038		525,801
262,446	6.00%, 12/15/2038		301,149
2,902	6.00%, 01/15/2039		3,325
44,308	6.00%, 08/15/2039		50,761
143,384	6.00%, 11/15/2039		164,263
141,936	6.00%, 02/15/2040		162,603
1,517,252	6.00%, 06/15/2040		1,738,186
289,419	6.00%, 07/15/2040		331,562
1,574,831	6.00%, 06/15/2041		1,808,524
28,005	6.50%, 06/15/2028		32,296
953	6.50%, 07/15/2028		1,099
4,395	6.50%, 08/15/2028		5,069
20,872	6.50%, 09/15/2028		24,070
4,016	6.50%, 10/15/2028		4,292
6,392	6.50%, 11/15/2028		7,371
13,141	6.50%, 12/15/2028		15,154
19,465	6.50%, 01/15/2029		22,448
31,508	6.50%, 02/15/2029		36,336
340,935	6.50%, 03/15/2029		393,172
51,265	6.50%, 04/15/2029		59,120
31,812	6.50%, 05/15/2029		36,687
214,640	6.50%, 06/15/2029		247,529
10,256	6.50%, 07/15/2029		11,828
485	6.50%, 03/15/2031		560
265,808	6.50%, 04/15/2031		306,536
85,422	6.50%, 05/15/2031		101,528
13,904	6.50%, 06/15/2031		16,264
261,937	6.50%, 07/15/2031		302,535
128,830	6.50%, 08/15/2031		148,569
173,301	6.50%, 09/15/2031		199,856
166,716	6.50%, 10/15/2031		192,260
508,536	6.50%, 11/15/2031		587,123
90,943	6.50%, 12/15/2031		104,877
383,074	6.50%, 01/15/2032		441,895
86,512	6.50%, 02/15/2032		102,277
61,601	6.50%, 03/15/2032		71,040
293,930	6.50%, 04/15/2032		349,824
1,051	6.50%, 05/15/2032		1,212
39,936	6.50%, 06/15/2032		46,055
1,157	6.50%, 09/15/2032		1,381
10,917	7.00%, 06/20/2030		12,390

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$1,004	7.00%, 02/15/2031		$	1,102
211	7.00%, 06/15/2031			227
227	7.00%, 08/15/2031			263
838	8.50%, 11/15/2024			842

				217,908,134

	Total U.S. Government Agencies (cost $1,445,566,927)			1,462,091,882

U.S. Government Securities - 4.5%
	U.S. Treasury Securities - 4.5%
	U.S. Treasury Bonds - 1.5%
1,350,000	2.50%, 02/15/2045(19)			1,395,141
7,439,000	2.50%, 02/15/2046(19)			7,688,906
2,800,000	3.00%, 11/15/2044(19)(20)			3,192,546
5,595,000	3.00%, 05/15/2045(19)			6,379,173
9,544,000	3.00%, 11/15/2045(19)			10,889,857
9,260,000	3.13%, 08/15/2044(19)(20)			10,807,068

				40,352,691

	U.S. Treasury Notes - 3.0%
43,779,408	0.25%, 01/15/2025(9)(19)			44,590,728
34,229,000	1.50%, 08/15/2026			33,896,054
200,000	2.38%, 08/15/2024(19)			213,094

				78,699,876

	Total U.S. Government Securities (cost $115,368,822)			119,052,567

Preferred Stocks - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A 3.50%(2)(7)			1,964,250

	Diversified Financials - 0.0%
30,000	Citigroup Capital XIII 7.12%(2)			790,200

	Total Preferred Stocks (cost $2,426,720)			2,754,450

	Total Long-Term Investments (cost $3,537,040,101)			3,595,320,003
Short-Term Investments - 5.0%
	Other Investment Pools & Funds - 5.0%
129,491,003	Federated Prime Obligations Fund			129,491,003

	Total Short-Term Investments (cost $129,491,003)			129,491,003

	Total Investments Excluding Purchased Options (cost $3,666,531,104)	142.2%	$	3,724,811,006
	Total Purchased Options (cost $488,276)	0.0%	$	216,637

	Total Investments (cost $3,667,019,380)^	142.2%	$	3,725,027,643
	Other Assets and Liabilities	(42.2)%		(1,105,092,226)

	Total Net Assets	100.0%	$	2,619,935,417

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$83,137,631
Unrealized Depreciation	(25,129,368)

Net Unrealized Appreciation	$58,008,263

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2016, the aggregate value of these securities was $715,499,044, which represents 27.3% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2016.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Securities disclosed are interest-only strips.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2016, the aggregate value of these securities was $36,305,075, which represents 1.4% of total net assets.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $7,821,390 at September 30, 2016.
(9)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(10)	The rate shown represents current yield to maturity.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of September 30, 2016.
(12)	This security, or a portion of this security, has unfunded loan commitments. As of September 30, 2016, the aggregate value of the unfunded commitment was $701,304, which rounds to zero percent of total net assets.
(13)	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.
(15)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(16)	Securities disclosed are principal-only strips.
(17)	Security is a zero-coupon bond.
(18)	Represents or includes a TBA transaction.
(19)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(20)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

OTC Option Contracts Outstanding at September 30, 2016

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
CNH Put/JPY Call	JPM	14.95 JPY per CNH	11/10/16	CNH	28,797,000	$45,715	$80,662	$(34,947)
CNH Put/JPY Call	GSC	14.93 JPY per CNH	11/10/16	CNH	28,797,000	43,700	79,583	(35,883)
CNH Put/JPY Call	GSC	15.14 JPY per CNH	11/10/16	CNH	28,797,000	67,025	72,647	(5,622)
USD Put/PHP Call	GSC	47.79 PHP per USD	10/14/16	USD	7,803,000	12,024	57,430	(45,406)
USD Put/PHP Call	JPM	47.81 PHP per USD	10/14/16	USD	15,606,000	25,422	132,807	(107,385)
USD Put/PHP Call	BOA	47.91 PHP per USD	10/21/16	USD	7,802,000	22,751	65,147	(42,396)

Total Puts					117,602,000	$216,637	$488,276	$(271,639)

Total purchased option contracts					117,602,000	$216,637	$488,276	$(271,639)

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Futures Contracts Outstanding at September 30, 2016
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollar 3-Month Future	1,056	12/18/2017	$261,104,123	$261,188,400	$84,277
U.S. Treasury 10-Year Note Future	44	12/20/2016	6,352,577	6,342,875	(9,702)
U.S. Treasury 5-Year Note Future	3,949	12/30/2016	479,780,706	479,865,203	84,497
U.S. Treasury Long Bond Future	213	12/20/2016	36,206,204	35,817,281	(388,923)
U.S. Ultra Bond Future	331	12/20/2016	61,859,229	60,862,625	(996,604)

Total					$(1,226,455)

Short position contracts:
Eurodollar 3-Month Future	1,056	09/17/2018	$260,848,577	$260,964,000	$(115,423)
U.S. Treasury 10-Year Note Future	2,000	12/20/2016	262,250,576	262,250,000	576
U.S. Treasury 2-Year Note Future	331	12/30/2016	72,343,605	72,313,156	30,449

Total					$(84,398)

Total futures contracts					$(1,310,853)

TBA Sale Commitments Outstanding at September 30, 2016
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 4.00%	$5,675,000	10/01/2046	$(6,087,214)	$1,663
FHLMC, 5.50%	5,100,000	10/01/2046	(5,726,819)	(3,662)
FNMA, 3.00%	30,075,000	10/01/2031	(31,583,449)	—
FNMA, 3.50%	6,850,000	10/01/2031	(7,221,399)	8,467
FNMA, 4.00%	9,400,000	10/01/2031	(9,701,093)	48,469
FNMA, 4.00%	15,100,000	10/01/2046	(16,217,164)	(48,958)
FNMA, 4.50%	15,375,000	10/01/2046	(16,837,662)	(46,029)
FNMA, 5.50%	16,400,000	10/01/2046	(18,480,750)	(25,625)
FNMA, 6.00%	4,400,000	10/01/2046	(5,043,579)	(1,454)
GNMA, 3.00%	9,750,000	10/01/2046	(10,213,886)	(41,894)
GNMA, 3.50%	6,750,000	10/01/2046	(7,169,238)	(13,184)
GNMA, 4.00%	79,499,000	10/01/2046	(85,185,039)	(101,194)

Total (proceeds $219,243,891)			$(219,467,292)	$(223,401)

At September 30, 2016, the aggregate market value of these securities represents (8.4)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at September 30, 2016

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06-1	MSC	USD	2,054,935	(0.32%)	07/25/45	$390,949	$—	$391,472	$523
ABX.HE.AAA.06-1	JPM	USD	120,197	(0.18%)	07/25/45	2,678	—	2,681	3
ABX.HE.AAA.06-1	MSC	USD	402,915	(0.18%)	07/25/45	9,055	—	8,989	(66)
ABX.HE.AAA.06-1	GSC	USD	14,390	(0.18%)	07/25/45	1,178	—	321	(857)
ABX.HE.AAA.06-1	BOA	USD	146,438	(0.18%)	07/25/45	7,963	—	3,267	(4,696)
ABX.HE.AAA.07-1	GSC	USD	1,661,609	(0.09%)	08/25/37	386,403	—	409,709	23,306
ABX.HE.AAA.07-1	MSC	USD	2,421,943	(0.09%)	08/25/37	596,328	—	597,188	860
ABX.HE.AAA.07-1	CSI	USD	4,039,045	(0.09%)	08/25/37	1,079,991	—	995,922	(84,069)
ABX.HE.PENAAA.06-2	JPM	USD	2,838,849	(0.11%)	05/25/46	330,058	—	330,861	803
ABX.HE.PENAAA.06-2	MSC	USD	1,942,088	(0.11%)	05/25/46	226,334	—	226,352	18
ABX.HE.PENAAA.06-2	BOA	USD	1,237,745	(0.11%)	05/25/46	281,587	—	144,256	(137,331)
ABX.HE.PENAAA.06-2	GSC	USD	1,165,253	(0.11%)	05/25/46	291,313	—	135,811	(155,502)
CDX.EM.26	BCLY	USD	98,655,000	(1.00%)	12/20/21	5,857,679	—	6,240,397	382,718
CMBX.NA.A.7	JPM	USD	2,710,000	(2.00%)	01/17/47	106,556	—	137,433	30,877

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

CMBX.NA.AA.2	BOA	USD	2,224,032	(0.15%)	03/15/49	835,812	—	$836,783	971
CMBX.NA.AA.7	CSFB	USD	110,000	(1.50%)	01/17/47	3,487	—	3,048	(439)
CMBX.NA.AA.7	CSFB	USD	3,315,000	(1.50%)	01/17/47	105,072	—	91,858	(13,214)
CMBX.NA.AA.7	CSFB	USD	3,315,000	(1.50%)	01/17/47	105,072	—	91,858	(13,214)
CMBX.NA.AA.7	CSFB	USD	3,845,000	(1.50%)	01/17/47	121,871	—	106,544	(15,327)
CMBX.NA.AA.8	MSC	USD	1,410,000	(1.50%)	10/17/57	57,468	—	68,677	11,209
CMBX.NA.AAA.8	MSC	USD	665,000	(0.50%)	10/17/57	17,662	—	16,123	(1,539)
CMBX.NA.AAA.8	MSC	USD	1,545,000	(0.50%)	10/17/57	40,431	—	37,459	(2,972)
CMBX.NA.AAA.9	MSC	USD	755,000	(0.50%)	09/17/58	29,849	—	27,678	(2,171)
CMBX.NA.AJ.4	DEUT	USD	2,935,122	(0.96%)	02/17/51	542,374	—	718,024	175,650
CMBX.NA.AJ.4	CBK	USD	2,353,031	(0.96%)	02/17/51	422,228	—	575,626	153,398
CMBX.NA.AJ.4	GSC	USD	1,075,389	(0.96%)	02/17/51	174,857	—	262,185	87,328
CMBX.NA.AJ.4	CSFB	USD	3,063,380	(0.96%)	02/17/51	764,034	—	749,481	(14,553)
CMBX.NA.AJ.4	MSC	USD	9,387,458	(0.96%)	02/17/51	2,341,557	—	2,296,720	(44,837)
CMBX.NA.AS.6	CSFB	USD	3,405,000	(1.00%)	05/11/63	36,834	—	21,352	(15,482)
CMBX.NA.AS.6	CSFB	USD	4,150,000	(1.00%)	05/11/63	44,893	—	26,023	(18,870)
CMBX.NA.AS.7	CSFB	USD	4,140,000	(1.00%)	01/17/47	76,594	—	56,467	(20,127)
CMBX.NA.AS.7	CBK	USD	2,900,000	(1.00%)	01/17/47	64,361	—	39,473	(24,888)
CMBX.NA.AS.7	GSC	USD	2,340,000	(1.00%)	01/17/47	67,102	—	29,966	(37,136)
CMBX.NA.AS.8	DEUT	USD	1,115,000	(1.00%)	10/17/57	82,646	—	32,689	(49,957)
CMBX.NA.BBB.7	GSC	USD	1,240,000	(3.00%)	01/17/47	108,530	—	102,984	(5,546)
CMBX.NA.BBB.7	CSFB	USD	1,700,000	(3.00%)	01/17/47	167,519	—	141,188	(26,331)
CMBX.NA.BBB.7	CSFB	USD	1,985,000	(3.00%)	01/17/47	195,604	—	164,859	(30,745)
CMBX.NA.BBB.7	MSC	USD	2,075,000	(3.00%)	01/17/47	216,504	—	172,333	(44,171)
CMBX.NA.BBB.7	DEUT	USD	900,000	(3.00%)	01/17/47	66,688	—	74,672	7,984
CMBX.NA.BBB.7	MSC	USD	1,250,000	(3.00%)	01/17/47	105,119	—	103,816	(1,303)
CMBX.NA.BBB.7	GSC	USD	705,000	(3.00%)	01/17/47	64,523	—	56,789	(7,734)
CMBX.NA.BBB.7	DEUT	USD	920,000	(3.00%)	01/17/47	88,950	—	76,331	(12,619)
CMBX.NA.BBB.7	CSI	USD	2,020,000	(3.00%)	01/17/47	183,836	—	167,597	(16,239)
CMBX.NA.BBB.7	GSC	USD	1,555,000	(3.00%)	01/17/47	147,145	—	129,016	(18,129)
CMBX.NA.BBB.7	GSC	USD	1,410,000	(3.00%)	01/17/47	136,568	—	116,986	(19,582)
CMBX.NA.BBB.7	DEUT	USD	950,000	(3.00%)	01/17/47	119,825	—	78,821	(41,004)
CMBX.NA.BBB.7	GSC	USD	905,000	(3.00%)	01/17/47	128,039	—	75,086	(52,953)
CMBX.NA.BBB.7	MSC	USD	7,150,000	(3.00%)	01/17/47	704,631	—	593,823	(110,808)

Total						$17,935,757	$—	$17,766,994	$(168,763)

Sell protection:
CMBX.NA.A.6	GSC	USD	1,915,000	2.00%	05/11/63	$24,998	$—	$(88,294)	$(113,292)
CMBX.NA.AAA.6	JPM	USD	30,055,111	0.50%	05/11/63	—	(1,231,771)	(235,249)	996,522
CMBX.NA.AAA.6	UBS	USD	15,706,922	0.50%	05/11/63	—	(418,461)	(122,942)	295,519
CMBX.NA.AAA.6	JPM	USD	8,148,403	0.50%	05/11/63	—	(257,621)	(63,780)	193,841
CMBX.NA.AAA.6	UBS	USD	6,628,701	0.50%	05/11/63	—	(213,458)	(51,884)	161,574
CMBX.NA.AAA.6	MLI	USD	5,848,854	0.50%	05/11/63	—	(191,954)	(45,780)	146,174
CMBX.NA.AAA.6	MLI	USD	5,708,881	0.50%	05/11/63	—	(189,748)	(44,685)	145,063
CMBX.NA.AAA.6	MLI	USD	5,976,829	0.50%	05/11/63	—	(191,708)	(46,782)	144,926
CMBX.NA.AAA.6	MLI	USD	5,503,922	0.50%	05/11/63	—	(126,810)	(43,081)	83,729
CMBX.NA.AAA.6	MLI	USD	2,854,441	0.50%	05/11/63	—	(97,368)	(22,343)	75,025
CMBX.NA.AAA.6	DEUT	USD	3,609,293	0.50%	05/11/63	—	(87,975)	(28,251)	59,724
CMBX.NA.AAA.6	GSC	USD	14,807,099	0.50%	05/11/63	—	(172,112)	(115,899)	56,213
CMBX.NA.AAA.6	CSI	USD	1,659,675	0.50%	05/11/63	—	(61,029)	(12,991)	48,038
CMBX.NA.AAA.6	GSC	USD	1,829,642	0.50%	05/11/63	—	(58,650)	(14,321)	44,329
CMBX.NA.AAA.6	CSI	USD	2,634,484	0.50%	05/11/63	—	(62,310)	(20,621)	41,689
CMBX.NA.AAA.6	CSI	USD	2,634,484	0.50%	05/11/63	—	(62,234)	(20,621)	41,613
CMBX.NA.AAA.6	DEUT	USD	1,569,692	0.50%	05/11/63	—	(53,119)	(12,286)	40,833
CMBX.NA.AAA.6	MSC	USD	2,519,506	0.50%	05/11/63	—	(58,856)	(19,721)	39,135
CMBX.NA.AAA.6	MSC	USD	1,334,738	0.50%	05/11/63	—	(45,168)	(10,447)	34,721
CMBX.NA.AAA.6	MLI	USD	1,718,663	0.50%	05/11/63	—	(40,600)	(13,453)	27,147
CMBX.NA.AAA.6	MSC	USD	989,806	0.50%	05/11/63	—	(33,061)	(7,747)	25,314
CMBX.NA.AAA.6	GSC	USD	819,839	0.50%	05/11/63	—	(27,727)	(6,417)	21,310
CMBX.NA.AAA.6	MSC	USD	1,064,791	0.50%	05/11/63	—	(25,153)	(8,334)	16,819
CMBX.NA.AAA.6	GSC	USD	609,881	0.50%	05/11/63	—	(20,193)	(4,773)	15,420
CMBX.NA.AAA.6	MSC	USD	1,734,660	0.50%	05/11/63	—	(14,403)	(13,578)	825
CMBX.NA.AAA.6	MSC	USD	3,469,320	0.50%	05/11/63	—	(27,796)	(27,155)	641
CMBX.NA.BB.6	MSC	USD	5,315,000	5.00%	05/11/63	—	(988,988)	(931,686)	57,302
CMBX.NA.BB.6	CSFB	USD	2,800,000	5.00%	05/11/63	—	(520,979)	(490,822)	30,157

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

CMBX.NA.BB.6	CSFB	USD	2,795,000	5.00%	05/11/63	—	(520,049)	$(489,946)	30,103
CMBX.NA.BB.6	CSFB	USD	2,795,000	5.00%	05/11/63	—	(520,049)	(489,946)	30,103
CMBX.NA.BB.6	CSFB	USD	2,795,000	5.00%	05/11/63	—	(520,049)	(489,946)	30,103
CMBX.NA.BB.6	CSFB	USD	1,454,000	5.00%	05/11/63	—	(270,537)	(254,877)	15,660
CMBX.NA.BB.6	CSFB	USD	1,420,000	5.00%	05/11/63	—	(253,896)	(248,917)	4,979
CMBX.NA.BB.6	GSC	USD	1,562,000	5.00%	05/11/63	—	(183,374)	(273,591)	(90,217)
CMBX.NA.BB.6	GSC	USD	2,855,000	5.00%	05/11/63	—	(315,850)	(500,067)	(184,217)
CMBX.NA.BB.8	MSC	USD	5,083,000	5.00%	10/17/57	—	(1,441,819)	(1,398,642)	43,177
CMBX.NA.BB.8	GSC	USD	910,000	5.00%	10/17/57	—	(280,627)	(250,270)	30,357
CMBX.NA.BB.8	CSFB	USD	2,507,000	5.00%	10/17/57	—	(711,076)	(689,828)	21,248
CMBX.NA.BB.8	CSFB	USD	2,490,000	5.00%	10/17/57	—	(706,254)	(685,150)	21,104
CMBX.NA.BB.8	GSC	USD	655,000	5.00%	10/17/57	—	(196,290)	(180,139)	16,151
CMBX.NA.BB.8	CSFB	USD	1,070,000	5.00%	10/17/57	—	(303,491)	(294,422)	9,069
CMBX.NA.BB.8	GSC	USD	360,000	5.00%	10/17/57	—	(101,621)	(99,008)	2,613
CMBX.NA.BB.8	JPM	USD	770,000	5.00%	10/17/57	—	(172,446)	(211,767)	(39,321)
CMBX.NA.BB.8	GSC	USD	915,000	5.00%	10/17/57	—	(146,504)	(251,645)	(105,141)
CMBX.NA.BB.8	GSC	USD	965,000	5.00%	10/17/57	—	(98,507)	(265,396)	(166,889)
CMBX.NA.BB.8	MLI	USD	1,350,000	5.00%	10/17/57	—	(172,510)	(371,280)	(198,770)
CMBX.NA.BB.8	GSC	USD	1,280,000	5.00%	10/17/57	—	(150,557)	(352,028)	(201,471)
CMBX.NA.BB.8	UBS	USD	1,455,000	5.00%	10/17/57	—	(167,324)	(400,157)	(232,833)
CMBX.NA.BB.8	BOA	USD	2,095,000	5.00%	10/17/57	—	(146,343)	(576,170)	(429,827)
CMBX.NA.BB.9	GSC	USD	1,350,000	5.00%	09/15/58	—	(376,073)	(343,411)	32,662
CMBX.NA.BB.9	GSC	USD	675,000	5.00%	09/15/58	—	(188,036)	(171,705)	16,331
CMBX.NA.BB.9	GSC	USD	675,000	5.00%	09/15/58	—	(186,413)	(171,705)	14,708
CMBX.NA.BB.9	MLI	USD	675,000	5.00%	09/17/58	—	(189,970)	(171,706)	18,264
CMBX.NA.BB.9	JPM	USD	720,000	5.00%	09/17/58	—	(197,182)	(183,152)	14,030
CMBX.NA.BB.9	MLI	USD	665,000	5.00%	09/17/58	—	(182,120)	(169,162)	12,958
CMBX.NA.BBB.6	MSC	USD	465,000	3.00%	05/11/63	—	(41,433)	(41,559)	(126)
CMBX.NA.BBB.8	GSC	USD	2,850,000	3.00%	10/17/57	—	(418,487)	(485,429)	(66,942)
PrimeX.ARM.2	MSC	USD	3,476,623	4.58%	12/25/37	129,680	—	49,027	(80,653)

Total						$154,678	$(14,438,139)	$(12,985,937)	$1,297,524

Total traded indices						$18,090,435	$(14,438,139)	$4,781,057	$1,128,761

Credit default swaps on single-name issues:
Sell protection:
Russia (Federation of)	BCLY	USD	6,880,000	1.00%/1.99%	06/20/21	$—	$(364,879)	$(301,513)	$63,366

Total single-name issues						$—	$(364,879)	$(301,513)	$63,366

Total OTC contracts						$18,090,435	$(14,803,018)	$4,479,544	$1,192,127

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on September 30, 2016. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at September 30, 2016

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate		Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.26	USD	555,000	(5.00%	)	06/20/21	$(9,023)	$(28,506)	$(19,483)
CDX.NA.HY.26	USD	78,860,000	(5.00%	)	06/20/21	(2,855,510)	(4,050,515)	(1,195,005)
CDX.NA.HY.27	USD	49,470,000	(5.00%	)	12/20/21	(1,783,061)	(2,165,800)	(382,739)
CDX.NA.IG.26	USD	2,205,000	(1.00%	)	06/20/21	28,548	31,995	3,447
ITRAXX.XOV.26	EUR	4,960,000	(5.00%	)	12/20/21	444,399	434,664	(9,735)

Total						$(4,174,647)	$(5,778,162)	$(1,603,515)

Credit default swaps on indices:
Sell protection:
CDX.NA.IG.27	USD	15,187,000	1.00%		12/20/21	$174,224	$192,940	$18,716

Total						$(4,000,423)	$(5,585,222)	$(1,584,799)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at September 30, 2016

Counter- party	Payments made by Fund	Payments received by Fund		Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BOA	1.81% Fixed	CPURNSA	USD	35,710,000	09/04/25	$—	$—	$(310,903)	$(310,903)
BOA	1.82% Fixed	CPURNSA	USD	39,085,000	09/22/25	—	—	(371,931)	(371,931)
GSC	CPURNSA	6.26% Fixed	INR	348,020,000	09/12/21	—	—	(22,400)	(22,400)

Total						$—	$—	$(705,234)	$(705,234)

Centrally Cleared Interest Rate Swap Contracts Outstanding at September 30, 2016

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	1.00% Fixed	USD	58,456,000	09/29/26	$82,104	$—	$84,146	$2,042
3M USD LIBOR	1.75% Fixed	USD	15,625,000	03/15/27	—	(442,500)	(335,004)	107,496

Total					$82,104	$(442,500)	$(250,858)	$109,538

Foreign Currency Contracts Outstanding at September 30, 2016

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
BRL	Sell	12/02/16	GSC	$5,528,528	$5,558,485	$(29,957)
BRL	Sell	12/02/16	MSC	14,249,481	14,282,379	(32,898)
COP	Buy	10/21/16	GSC	3,213,325	3,252,219	38,894
COP	Buy	10/21/16	SSG	3,254,415	3,252,220	(2,195)
COP	Sell	10/21/16	SCB	3,253,291	3,252,220	1,071
COP	Sell	10/21/16	SCB	3,247,121	3,252,220	(5,099)
COP	Sell	12/21/16	SSG	1,523,288	1,536,839	(13,551)
COP	Sell	12/21/16	SSG	2,313,513	2,393,237	(79,724)
EUR	Buy	03/15/17	CBK	2,369,850	2,416,917	47,067
EUR	Buy	03/15/17	BOA	962,014	950,918	(11,096)
EUR	Buy	03/15/17	BOA	1,283,414	1,267,891	(15,523)
EUR	Buy	03/15/17	UBS	1,622,467	1,601,844	(20,623)
EUR	Sell	10/31/16	UBS	20,759,803	20,783,809	(24,006)

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

EUR	Sell	12/21/16	BOA	2,800,749	2,807,994	(7,245)
EUR	Sell	03/15/17	BOA	5,923,641	6,237,569	(313,928)
GBP	Sell	10/31/16	UBS	3,768,959	3,772,884	(3,925)
IDR	Buy	10/21/16	CBK	3,265,520	3,262,305	(3,215)
IDR	Sell	10/21/16	CBK	3,295,756	3,262,304	33,452
IDR	Sell	12/21/16	HSBC	2,285,459	2,320,482	(35,023)
IDR	Sell	12/21/16	JPM	7,082,806	7,130,273	(47,467)
JPY	Sell	01/11/17	CBK	26,563,632	27,249,977	(686,345)
RON	Sell	06/26/17	CBK	10,639,254	$10,832,890	(193,636)
RON	Sell	08/28/17	JPM	3,319,296	3,308,930	10,366
RON	Sell	08/28/17	BNP	2,003,824	1,999,861	3,963
RUB	Buy	10/21/16	JPM	3,260,140	3,310,710	50,570
RUB	Buy	10/21/16	CSFB	3,264,214	3,310,710	46,496
RUB	Sell	10/21/16	JPM	3,297,176	3,310,711	(13,535)
RUB	Sell	10/21/16	JPM	3,295,616	3,310,711	(15,095)
THB	Sell	12/21/16	RBS	6,691,716	6,741,294	(49,578)
TRY	Sell	12/21/16	BOA	2,508,382	2,527,247	(18,865)
ZAR	Buy	10/21/16	GSC	3,276,557	3,237,543	(39,014)
ZAR	Buy	10/21/16	GSC	3,282,720	3,237,543	(45,177)
ZAR	Buy	12/21/16	GSC	3,882,733	3,967,593	84,860
ZAR	Sell	12/21/16	GSC	955,466	991,862	(36,396)
ZAR	Sell	12/21/16	GSC	2,871,436	2,975,731	(104,295)

Total						$(1,530,672)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$798,302,299	$—	$798,302,299	$—
Corporate Bonds	926,650,553	—	926,650,553	—
Foreign Government Obligations	102,716,507	—	102,716,507	—
Municipal Bonds	33,849,348	—	33,849,348	—
Senior Floating Rate Interests	149,902,397	—	149,902,397	—
U.S. Government Agencies	1,462,091,882	—	1,462,091,882	—
U.S. Government Securities	119,052,567	—	119,052,567	—
Preferred Stocks	2,754,450	2,754,450	—	—
Short-Term Investments	129,491,003	129,491,003	—	—
Purchased Options	216,637	—	216,637	—
Foreign Currency Contracts(2)	316,739	—	316,739	—
Futures Contracts(2)	199,799	199,799	—	—
Swaps - Credit Default(2)	4,168,400	—	4,168,400	—
Swaps - Interest Rate(2)	109,538	—	109,538	—

Total	$3,729,822,119	$132,445,252	$3,597,376,867	$—

Liabilities
Foreign Currency Contracts(2)	$(1,847,411)	$—	$(1,847,411)	$—
Futures Contracts(2)	(1,510,652)	(1,510,652)	—	—
Swaps - Credit Default(2)	(4,561,072)	—	(4,561,072)	—
Swaps - Interest Rate(2)	(705,234)	—	(705,234)	—
TBA Sale Commitments	(219,467,292)	—	(219,467,292)	—

Total	$(228,091,661)	$(1,510,652)	$(226,581,009)	$—

(1) For the nine-month period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Ultrashort Bond HLS Fund
Schedule of Investments September 30, 2016 (Unaudited)

Shares or Principal Amount			Market Value†
Asset & Commercial Mortgage Backed Securities - 21.1%
	Asset-Backed - Automobile - 7.3%
$1,095,912	AmeriCredit Automobile Receivables 1.26%, 04/08/2019	$	1,096,647
1,333,554	1.26%, 11/08/2019		1,334,425
1,475,000	1.42%, 10/08/2019		1,476,864
505,000	1.46%, 05/08/2021		505,623
473,887	1.52%, 06/10/2019		475,015
828,150	Capital Auto Receivables Asset Trust 0.99%, 10/20/2017		828,450
2,200,000	1.62%, 03/20/2019		2,206,149
1,238,675	CarMax Auto Owner Trust 1.09%, 04/15/2019		1,239,442
2,000,000	1.24%, 06/17/2019		2,002,917
1,046,159	Chesapeake Funding LLC 0.94%, 03/07/2026(1)(2)		1,043,775
1,545,000	1.67%, 03/15/2028(1)(2)		1,558,126
2,000,000	Chrysler Capital Auto Receivables Trust 1.76%, 12/16/2019(2)		2,008,088
180,506	Enterprise Fleet Financing LLC 0.87%, 09/20/2019(2)		180,201
635,000	1.74%, 02/22/2022(2)		635,747
1,750,000	Fifth Third Auto Trust 1.42%, 03/16/2020		1,754,648
3,000,000	Ford Credit Auto Lease Trust 1.38%, 12/15/2018		3,006,537
425,955	Ford Credit Auto Owner Trust 0.95%, 08/15/2018		425,871
1,000,000	GM Financial Automobile Leasing Trust 1.28%, 10/22/2018		1,000,063
515,914	1.30%, 05/21/2018(2)		516,001
590,000	1.61%, 12/20/2019		592,964
2,000,000	Harley-Davidson Motorcycle Trust 1.41%, 06/15/2020		2,005,642
810,000	Hyundai Auto Lease Securitization Trust 1.52%, 10/15/2019(2)		811,897
3,302,967	M&T Bank Automotive Receivables Trust 1.57%, 08/15/2018(2)		3,308,015
1,205,000	Mercedes-Benz Auto Receivables Trust 1.26%, 02/16/2021		1,207,801
718,745	Nissan Auto Lease Trust 1.04%, 10/15/2019		718,801
1,845,381	1.18%, 12/15/2017		1,847,394
1,315,000	Nissan Auto Receivables Owner Trust 1.05%, 04/15/2019		1,315,397
1,561,490	Prestige Automotive Receivables Trust 1.78%, 08/15/2019(2)		1,564,624
450,000	Toyota Auto Receivables Owner Trust 1.30%, 04/15/2020		450,689
1,840,000	Volkswagen Auto Loan Enhanced Trust 1.16%, 03/20/2020		1,837,884
43,021	Westlake Automobile Receivables Trust 1.17%, 03/15/2018(2)		43,016
865,966	1.28%, 07/16/2018(2)		866,042
1,245,000	1.57%, 06/17/2019(2)		1,246,065
127,157	Wheels SPV LLC 0.84%, 03/20/2023(2)		127,034
420,000	1.59%, 05/20/2025(2)		420,562
1,121,921	World Omni Auto Receivables Trust 0.96%, 07/15/2019		1,121,972
1,340,000	1.10%, 01/15/2020		1,339,974
743,147	World Omni Automobile Lease Securitization Trust 1.06%, 05/15/2018		743,310

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$1,635,000	1.37%, 01/15/2020	$	1,637,072

			46,500,744

	Asset-Backed - Credit Card - 6.8%
1,520,000	American Express Credit Account Master Trust 0.98%, 05/15/2019		1,520,075
1,485,000	1.26%, 01/15/2020		1,487,991
2,995,000	BA Credit Card Trust 0.90%, 06/15/2021(1)		3,005,654
1,085,000	Cabela’s Credit Card Master Note Trust 0.87%, 03/16/2020(1)		1,085,000
1,785,000	1.78%, 06/15/2022		1,788,959
3,605,000	Capital One Multi-Asset Execution Trust 0.96%, 09/16/2019		3,605,309
2,480,000	CARDS II Trust 1.22%, 07/15/2021(1)(2)		2,483,207
6,000,000	Chase Issuance Trust 0.94%, 11/16/2020(1)		6,024,788
2,250,000	1.27%, 07/15/2021		2,249,913
3,660,000	Citibank Credit Card Issuance Trust 1.02%, 11/07/2018(1)		3,660,695
2,045,000	1.02%, 02/22/2019		2,045,663
4,750,000	Evergreen Credit Card Trust 1.24%, 04/15/2020(1)(2)		4,771,461
3,125,000	Golden Credit Card Trust 1.09%, 03/15/2019(1)(2)		3,122,890
3,500,000	Synchrony Credit Card Master Note Trust 1.61%, 11/15/2020		3,517,010
2,380,000	Trillium Credit Card Trust II 1.24%, 05/26/2021(1)(2)		2,381,573

			42,750,188

	Asset-Backed - Finance & Insurance - 5.4%
4,380,000	Ally Master Owner Trust 0.99%, 01/15/2019(1)		4,384,305
2,500,000	1.01%, 10/15/2019(1)		2,503,185
2,000,000	1.54%, 09/15/2019		2,007,223
3,275,000	1.60%, 10/15/2019		3,288,599
1,520,000	CNH Equipment Trust 1.26%, 02/18/2020		1,520,712
1,185,000	1.31%, 10/15/2019		1,186,365
2,105,000	Ford Credit Floorplan Master Owner Trust 0.92%, 02/15/2019(1)		2,106,621
1,745,000	1.05%, 07/15/2020(1)		1,745,339
1,380,000	1.12%, 08/15/2020(1)		1,386,805
1,150,000	GMF Floorplan Owner Revolving Trust 1.02%, 05/15/2020(1)(2)		1,146,108
112,659	John Deere Owner Trust 0.87%, 08/15/2017		112,649
1,515,000	1.09%, 02/15/2019		1,514,865
650,000	1.39%, 12/16/2019		650,498
1,059,709	Kubota Credit Owner Trust 1.16%, 05/15/2018(2)		1,060,227
780,000	1.25%, 04/15/2019(2)		780,909
418,568	MMAF Equipment Finance LLC 0.96%, 09/18/2017(2)		418,552
1,043,251	New York City Tax Lien 1.34%, 11/10/2028(2)		1,039,600
1,000,000	1.47%, 11/10/2029(2)		1,003,000
2,250,000	Verizon Owner Trust 1.42%, 01/20/2021(2)		2,255,177
920,692	Volvo Financial Equipment LLC 0.82%, 04/16/2018(2)		920,004
3,000,000	Wells Fargo Dealer Floorplan Master Note Trust 1.28%, 04/22/2019(1)		3,007,426

			34,038,169

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	Commercial Mortgage - Backed Securities - 1.6%
$620,251	Bear Stearns Commercial Mortgage Securities Trust 5.20%, 12/11/2038	$	619,878
1,130,000	Community or Commercial Mortgage Trust 1.33%, 03/15/2029(1)(2)		1,119,080
1,300,000	1.91%, 01/10/2046		1,306,443
1,500,000	2.37%, 02/10/2029(2)		1,503,134
1,709,157	Hilton USA Trust 1.52%, 11/05/2030(1)(2)		1,709,156
2,198,639	LB-UBS Commercial Mortgage Trust 6.29%, 04/15/2041(1)		2,294,113
463,515	Morgan Stanley Capital I Trust 2.11%, 03/15/2045		464,794
602,874	5.51%, 11/12/2049(1)		604,429
642,686	WFRBS Commercial Mortgage Trust 2.19%, 04/15/2045		643,946

			10,264,973

	Total Asset & Commercial Mortgage Backed Securities (cost $133,507,548)		133,554,074

Corporate Bonds - 49.0%
	Aerospace/Defense - 0.4%
2,300,000	Rockwell Collins, Inc. 1.20%, 12/15/2016(1)		2,301,509

	Agriculture - 0.6%
2,000,000	BAT International Finance plc 1.36%, 06/15/2018(1)(2)		2,006,440
1,425,000	Reynolds American, Inc. 2.30%, 06/12/2018		1,445,721

			3,452,161

	Auto Manufacturers - 5.0%
2,500,000	American Honda Finance Corp. 1.13%, 07/13/2018(1)		2,511,715
3,250,000	1.16%, 10/07/2016(1)		3,250,123
1,750,000	Daimler Finance North America LLC 1.50%, 07/05/2019(2)		1,740,272
2,000,000	1.65%, 05/18/2018(2)		2,004,374
2,150,000	Ford Motor Credit Co. LLC 1.46%, 01/17/2017(1)		2,151,744
2,500,000	1.68%, 03/12/2019(1)		2,503,090
2,000,000	1.72%, 12/06/2017		2,001,880
1,500,000	Harley-Davidson Financial Services, Inc. 2.25%, 01/15/2019(2)		1,524,736
1,375,000	Nissan Motor Acceptance Corp. 1.39%, 03/03/2017(1)(2)		1,377,621
2,000,000	1.50%, 03/02/2018(2)		2,004,080
1,000,000	PACCAR Financial Corp. 1.40%, 05/18/2018		1,005,759
1,500,000	1.44%, 12/06/2018(1)		1,510,266
1,850,000	Toyota Motor Credit Corp. 0.99%, 01/12/2018(1)		1,851,469
2,000,000	1.13%, 05/16/2017		2,001,022
1,250,000	1.20%, 04/06/2018		1,250,366
3,000,000	Volkswagen Group of America Finance LLC 1.28%, 05/22/2018(1)(2)		2,982,435

			31,670,952

	Beverages - 1.7%
5,000,000	Anheuser-Busch InBev Finance, Inc. 1.16%, 02/01/2019(1)		4,992,895
6,000,000	SABMiller Holdings, Inc. 1.45%, 08/01/2018(1)(2)		6,001,836

			10,994,731

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	Chemicals - 0.5%
$1,250,000	Air Liquide Finance S.A. 1.38%, 09/27/2019(2)	$	1,249,956
2,000,000	Monsanto Co. 1.15%, 06/30/2017		1,992,394

			3,242,350

	Commercial Banks - 22.0%
3,000,000	Australia & New Zealand Banking Group Ltd. 1.05%, 01/10/2017(1)(2)		3,001,893
2,000,000	Bank of America Corp. 1.70%, 08/25/2017		2,002,980
2,000,000	1.72%, 01/15/2019(1)		2,012,820
2,000,000	1.94%, 03/22/2018(1)		2,015,086
1,280,000	2.00%, 01/11/2018		1,285,893
720,000	5.65%, 05/01/2018		763,752
1,350,000	Bank of Montreal 1.35%, 08/28/2018		1,347,909
2,000,000	1.40%, 04/10/2018		2,001,926
1,750,000	Bank of Nova Scotia 1.65%, 06/14/2019		1,753,094
2,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 1.15%, 09/08/2017(1)(2)		1,993,966
2,815,000	Barclays Bank plc 1.38%, 02/17/2017(1)		2,815,707
2,500,000	BB&T Corp. 1.42%, 02/01/2019(1)		2,506,357
5,000,000	BNP Paribas S.A. 1.44%, 12/12/2016(1)		5,003,960
6,000,000	BPCE S.A. 1.66%, 02/10/2017(1)		6,009,204
2,500,000	Branch Banking & Trust Co. 1.27%, 12/01/2016(1)		2,500,757
4,000,000	Citigroup, Inc. 1.43%, 04/08/2019(1)		4,005,400
2,500,000	1.50%, 11/15/2016(1)		2,501,465
1,775,000	Credit Agricole S.A. 1.39%, 06/12/2017(1)(2)		1,777,458
2,500,000	1.82%, 06/10/2020(1)(2)		2,507,720
1,700,000	Credit Suisse AG 1.38%, 05/26/2017		1,698,154
2,250,000	1.41%, 04/27/2018(1)		2,249,516
2,250,000	1.70%, 04/27/2018		2,251,717
2,000,000	Danske Bank A/S 1.42%, 09/06/2019(1)(2)		1,998,200
2,000,000	Deutsche Bank AG London 1.35%, 05/30/2017		1,960,462
2,000,000	1.43%, 02/13/2017(1)		1,979,786
2,350,000	Fifth Third Bank 1.44%, 09/27/2019(1)		2,351,887
2,000,000	1.72%, 08/20/2018(1)		2,011,780
2,000,000	Goldman Sachs Group, Inc. 1.88%, 04/23/2020(1)		2,012,412
1,000,000	1.95%, 04/30/2018(1)		1,009,072
3,500,000	2.24%, 11/15/2021(1)		3,483,410
3,000,000	HSBC Bank plc 1.46%, 05/15/2018(1)(2)		3,002,592
1,000,000	Huntington National Bank 1.14%, 04/24/2017(1)		999,397
2,300,000	ING Bank N.V. 1.40%, 03/16/2018(1)(2)		2,302,673
1,000,000	1.65%, 08/15/2019(2)		999,122
1,500,000	JP Morgan Chase & Co. 1.35%, 03/01/2018(1)		1,500,387
3,000,000	1.37%, 01/28/2019(1)		3,004,608

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$1,600,000	KeyBank NA 1.36%, 06/01/2018(1)	$	1,597,202
1,000,000	1.60%, 08/22/2019		1,000,084
2,000,000	Lloyds Bank plc 1.37%, 03/16/2018(1)		1,996,006
3,000,000	Manufacturers & Traders Trust Co. 1.13%, 01/30/2017(1)		3,001,359
1,500,000	1.40%, 07/25/2017		1,502,796
3,000,000	Morgan Stanley 1.57%, 01/24/2019(1)		3,010,650
1,275,000	5.95%, 12/28/2017		1,342,504
3,000,000	Nordea Bank AB 1.21%, 04/04/2017(1)(2)		3,001,569
5,500,000	PNC Bank NA 1.15%, 11/01/2016		5,500,000
2,000,000	1.45%, 07/29/2019		2,000,098
3,000,000	Royal Bank of Canada 1.05%, 01/23/2017(1)		3,002,211
2,000,000	Santander Bank NA 1.60%, 01/12/2018(1)		1,990,996
1,500,000	Santander UK plc 1.26%, 09/29/2017(1)		1,497,113
2,500,000	1.68%, 08/24/2018(1)		2,501,252
3,000,000	Societe Generale S.A. 1.93%, 10/01/2018(1)		3,020,991
2,000,000	Standard Chartered plc 1.32%, 04/17/2018(1)(2)		1,990,660
3,000,000	Sumitomo Mitsui Banking Corp. 1.10%, 01/10/2017(1)		3,002,031
3,000,000	SunTrust Banks, Inc. 1.26%, 02/15/2017(1)		3,001,032
1,665,000	Svenska Handelsbanken AB 1.33%, 09/06/2019(1)		1,667,130
3,000,000	Toronto-Dominion Bank 1.00%, 05/02/2017(1)		3,000,087
2,250,000	1.45%, 08/13/2019		2,245,381
875,000	U.S. Bancorp 1.31%, 11/15/2018(1)		876,929
1,500,000	UBS AG 1.56%, 03/26/2018(1)		1,504,232
2,000,000	Wells Fargo & Co. 1.15%, 06/02/2017		1,998,200
1,500,000	Wells Fargo Bank NA 1.65%, 01/22/2018		1,504,348

			139,377,383

	Commercial Services - 0.2%
1,370,000	Catholic Health Initiatives 1.60%, 11/01/2017		1,372,669

	Diversified Financial Services - 3.8%
1,500,000	American Express Credit Corp. 1.13%, 06/05/2017		1,499,257
2,500,000	1.41%, 03/18/2019(1)		2,504,215
2,500,000	Capital One Bank USA NA 1.15%, 11/21/2016		2,500,730
1,500,000	1.30%, 06/05/2017		1,499,787
2,000,000	General Electric Co. 1.10%, 05/15/2017(1)		2,001,484
3,000,000	1.56%, 04/02/2018(1)		3,023,601
3,750,000	Macquarie Group Ltd. 1.76%, 01/31/2017(1)(2)		3,756,619
4,000,000	National Rural Utilities Cooperative Finance Corp. 1.12%, 11/23/2016(1)		4,001,512
1,465,000	Protective Life Global Funding 1.72%, 04/15/2019(2)		1,469,587

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$1,700,000	Synchrony Financial 1.99%, 02/03/2020(1)	$	1,663,030

			23,919,822

	Electric - 0.1%
905,000	Exelon Corp. 1.55%, 06/09/2017		905,681

	Electronics - 0.2%
1,450,000	Thermo Fisher Scientific, Inc. 1.30%, 02/01/2017		1,452,962

	Gas - 0.6%
4,000,000	Dominion Gas Holdings LLC 1.05%, 11/01/2016		4,000,332

	Healthcare-Products - 0.6%
1,820,000	Medtronic, Inc. 1.50%, 03/15/2018		1,828,201
1,750,000	Zimmer Biomet Holdings, Inc. 1.45%, 04/01/2017		1,750,878

			3,579,079

	Healthcare-Services - 0.4%
2,700,000	UnitedHealth Group, Inc. 1.13%, 01/17/2017(1)		2,702,576

	Home Furnishings - 0.4%
2,645,000	Whirlpool Corp. 1.35%, 03/01/2017		2,646,561

	Insurance - 2.6%
2,000,000	Berkshire Hathaway, Inc. 1.15%, 08/15/2018		1,998,920
3,500,000	New York Life Global Funding 1.13%, 03/01/2017(2)		3,501,501
3,500,000	Pricoa Global Funding I 1.15%, 11/25/2016(2)		3,501,456
2,000,000	Principal Life Global Funding II 1.13%, 02/24/2017(2)		1,999,174
1,450,000	1.20%, 05/19/2017(2)		1,450,412
4,000,000	Prudential Financial, Inc. 1.60%, 08/15/2018(1)		3,992,384

			16,443,847

	Machinery - Construction & Mining - 0.4%
2,175,000	Caterpillar Financial Services Corp. 1.07%, 03/03/2017(1)		2,176,559

	Media - 1.2%
3,000,000	NBCUniversal Enterprise, Inc. 1.37%, 04/15/2018(1)(2)		3,020,754
3,000,000	Thomson Reuters Corp. 1.30%, 02/23/2017		3,001,530
1,315,000	Walt Disney Co. 0.88%, 07/12/2019		1,302,175

			7,324,459

	Oil & Gas - 3.5%
3,000,000	BP Capital Markets plc 1.21%, 11/07/2016(1)		3,001,134
4,000,000	1.49%, 09/26/2018(1)		4,018,640
2,345,000	1.67%, 02/13/2018		2,354,068
3,000,000	ConocoPhillips Co. 1.15%, 05/15/2018(1)		2,988,669
4,250,000	Devon Energy Corp. 1.39%, 12/15/2016(1)		4,244,760
2,500,000	Exxon Mobil Corp. 1.44%, 03/01/2018		2,510,450

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

$3,000,000	Statoil ASA 1.25%, 11/08/2018(1)	$3,005,076

		22,122,797

	Oil & Gas Services - 0.3%
1,800,000	Schlumberger Holdings Corp. 1.90%, 12/21/2017(2)	1,811,358

	Pharmaceuticals - 2.4%
2,000,000	Actavis Funding SCS 1.30%, 06/15/2017	1,998,332
4,700,000	1.93%, 03/12/2018(1)	4,737,088
1,750,000	Baxalta, Inc. 1.65%, 06/22/2018(1)	1,743,889
2,000,000	Bayer US Finance LLC 0.94%, 10/06/2017(1)(2)	1,995,264
1,500,000	Express Scripts Holding Co. 1.25%, 06/02/2017	1,500,425
3,300,000	McKesson Corp. 1.29%, 03/10/2017	3,302,610

		15,277,608

	Pipelines - 0.6%
1,800,000	Enbridge, Inc. 1.29%, 06/02/2017(1)	1,796,269
2,000,000	1.30%, 10/01/2016(1)	2,000,000

		3,796,269

	REITS - 0.1%
570,000	Ventas Realty L.P. 1.25%, 04/17/2017	569,757

	Retail - 0.4%
1,085,000	CVS Health Corp. 1.20%, 12/05/2016	1,085,437
1,500,000	1.90%, 07/20/2018	1,514,514

		2,599,951

	Software - 0.6%
405,000	Fidelity National Information Services, Inc. 1.45%, 06/05/2017	405,134
3,500,000	Hewlett Packard Enterprise Co. 2.45%, 10/05/2017(2)	3,528,035

		3,933,169

	Telecommunications - 0.2%
1,190,000	British Telecommunications plc 1.25%, 02/14/2017	1,190,119

	Trucking & Leasing - 0.2%
1,145,000	GATX Corp. 1.25%, 03/04/2017	1,144,217

	Total Corporate Bonds (cost $309,770,241)	310,008,878

Municipal Bonds - 0.3%
	General - 0.3%
1,750,000	State of Illinois 5.13%, 07/01/2017	1,789,427

	Total Municipal Bonds (cost $1,793,244)	1,789,427

U.S. Government Agencies - 15.2%
	FFCB - 7.0%
13,565,000	0.59%, 02/06/2017	13,571,905
25,000,000	0.67%, 10/18/2017	24,968,450
6,000,000	0.90%, 06/08/2017	6,012,096

		44,552,451

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

	FHLB - 2.4%
$15,000,000	0.75%, 09/08/2017		$	14,999,625

	FHLMC - 5.8%
1,500,000	0.75%, 05/25/2017			1,501,284
20,000,000	0.88%, 02/22/2017			20,031,820
15,000,000	1.00%, 09/29/2017			15,046,740

				36,579,844

	Total U.S. Government Agencies (cost $96,100,421)			96,131,920

U.S. Government Securities - 13.2%
	Other Direct Federal Obligations - 11.7%
	FHLB - 11.7%
10,000,000	0.75%, 02/13/2017			10,010,710
5,000,000	0.63%, 04/26/2017			5,002,430
31,800,000	1.00%, 06/09/2017			31,883,888
26,955,000	0.88%, 05/24/2017			27,015,838

				73,912,866

				73,912,866

	U.S. Treasury Securities - 1.5%
	U.S. Treasury Notes - 1.5%
10,000,000	U.S. Treasury Note 0.75%, 10/31/2017			10,007,030

				10,007,030

	Total U.S. Government Securities (cost $83,874,521)			83,919,896

	Total Long-Term Investments (cost $625,045,975)			625,404,195

Short-Term Investments - 1.2%
	Other Investment Pools & Funds - 1.2%
7,338,296	Fidelity Money Market Class 1			7,338,296

	Total Short-Term Investments (cost $7,338,296)			7,338,296

	Total Investments (cost $632,384,271)^	100.0%	$	632,742,491
	Other Assets and Liabilities	0.0%		(18,594)

	Total Net Assets	100.0%	$	632,723,897

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$794,265
Unrealized Depreciation	(436,045)

Net Unrealized Appreciation	$358,220

(1)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2016.
(2)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2016, the aggregate value of these securities was $109,545,034, which represents 17.3% of total net assets.

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$133,554,074	$—	$133,554,074	$—
Corporate Bonds	310,008,878	—	310,008,878	—
Municipal Bonds	1,789,427	—	1,789,427	—
U.S. Government Agencies	96,131,920	—	96,131,920	—
U.S. Government Securities	83,919,896	—	83,919,896	—
Short-Term Investments	7,338,296	7,338,296	—	—

Total	$632,742,491	$7,338,296	$625,404,195	$—

(1) For the nine-month period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Value HLS Fund
Schedule of Investments September 30, 2016 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 99.0%
	Banks - 12.5%
236,225	Citigroup, Inc.	$	11,156,907
300,182	JP Morgan Chase & Co.		19,989,119
50,190	M&T Bank Corp.		5,827,059
120,350	PNC Financial Services Group, Inc.		10,842,331
376,295	Wells Fargo & Co.		16,662,343

			64,477,759

	Capital Goods - 10.0%
35,535	3M Co.		6,262,333
51,320	Caterpillar, Inc.		4,555,676
126,215	Eaton Corp. plc		8,293,588
98,200	Fortune Brands Home & Security, Inc.		5,705,420
308,260	General Electric Co.		9,130,661
101,825	Ingersoll-Rand plc		6,917,991
103,730	Triumph Group, Inc.		2,891,992
73,040	United Technologies Corp.		7,420,864

			51,178,525

	Commercial & Professional Services - 1.1%
106,920	Nielsen Holdings plc		5,727,704

	Consumer Durables & Apparel - 2.1%
288,785	PulteGroup, Inc.		5,787,251
46,475	PVH Corp.		5,135,488

			10,922,739

	Consumer Services - 1.8%
225,390	Hilton Worldwide Holdings, Inc.		5,168,193
114,540	Norwegian Cruise Line Holdings Ltd.*		4,318,158

			9,486,351

	Diversified Financials - 6.3%
36,350	Ameriprise Financial, Inc.		3,626,640
19,995	BlackRock, Inc.		7,247,388
30,720	Goldman Sachs Group, Inc.		4,954,214
18,865	Intercontinental Exchange, Inc.		5,081,476
212,470	Invesco Ltd.		6,643,937
119,730	Thomson Reuters Corp.		4,954,427

			32,508,082

	Energy - 12.3%
52,295	Anadarko Petroleum Corp.		3,313,411
127,080	Canadian Natural Resources Ltd.		4,071,643
119,385	Chevron Corp.		12,287,104
85,330	EOG Resources, Inc.		8,252,264
95,805	Exxon Mobil Corp.		8,361,861
157,835	Halliburton Co.		7,083,635
410,319	Marathon Oil Corp.		6,487,143
53,930	Occidental Petroleum Corp.		3,932,576
33,140	Pioneer Natural Resources Co.		6,152,441
237,280	Southwestern Energy Co.*		3,283,955

			63,226,033

	Food & Staples Retailing - 1.1%
61,640	CVS Health Corp.		5,485,344

	Food, Beverage & Tobacco - 4.8%
93,092	British American Tobacco plc		5,937,036
51,983	Kraft Heinz Co.		4,652,999
130,520	Mondelez International, Inc. Class A		5,729,828
85,960	Philip Morris International, Inc.		8,357,031

			24,676,894

	Health Care Equipment & Services - 4.0%
64,560	Baxter International, Inc.		3,073,056
107,156	Medtronic plc		9,258,279

Hartford Value HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

57,915	UnitedHealth Group, Inc.	$	8,108,100

			20,439,435

	Insurance - 6.4%
89,735	American International Group, Inc.		5,324,875
66,100	Chubb Ltd.		8,305,465
97,260	Marsh & McLennan Cos., Inc.		6,540,735
128,190	MetLife, Inc.		5,695,482
78,755	Principal Financial Group, Inc.		4,056,670
83,315	Unum Group		2,941,852

			32,865,079

	Materials - 2.6%
36,770	Agrium, Inc.		3,334,671
124,790	Dow Chemical Co.		6,467,866
69,215	International Paper Co.		3,320,936

			13,123,473

	Media - 2.4%
115,330	CBS Corp. Class B		6,313,164
91,955	Comcast Corp. Class A		6,100,295

			12,413,459

	Pharmaceuticals, Biotechnology & Life Sciences - 9.3%
28,690	Allergan plc*		6,607,594
32,890	Amgen, Inc.		5,486,381
185,180	AstraZeneca plc ADR		6,085,015
113,550	Bristol-Myers Squibb Co.		6,122,616
228,520	Merck & Co., Inc.		14,261,933
82,634	Pfizer, Inc.		2,798,814
25,909	Roche Holding AG		6,438,345

			47,800,698

	Retailing - 3.2%
35,810	Home Depot, Inc.		4,608,031
199,130	Liberty Interactive Corp. QVC Group Class A*		3,984,592
67,620	Lowe’s Cos., Inc.		4,882,840
40,270	Signet Jewelers Ltd.		3,001,323

			16,476,786

	Semiconductors & Semiconductor Equipment - 5.8%
45,150	Analog Devices, Inc.		2,909,918
312,970	Intel Corp.		11,814,617
178,355	Maxim Integrated Products, Inc.		7,121,715
119,840	QUALCOMM, Inc.		8,209,040

			30,055,290

	Software & Services - 2.1%
108,940	Cognizant Technology Solutions Corp. Class A*		5,197,527
96,025	Microsoft Corp.		5,531,040

			10,728,567

	Technology Hardware & Equipment - 4.6%
23,470	Apple, Inc.		2,653,283
516,300	Cisco Systems, Inc.		16,377,036
817,530	Nokia Oyj ADR		4,733,499

			23,763,818

	Telecommunication Services - 1.7%
164,180	Verizon Communications, Inc.		8,534,076

	Transportation - 1.3%
66,920	Union Pacific Corp.		6,526,708

	Utilities - 3.6%
38,810	Dominion Resources, Inc.		2,882,419
74,110	Edison International		5,354,447
124,355	Eversource Energy		6,737,554

Hartford Value HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

27,235	NextEra Energy, Inc.		$	3,331,385

				18,305,805

	Total Common Stocks (cost $402,932,656)			508,722,625

	Total Long-Term Investments (cost $402,932,656)			508,722,625
Short-Term Investments - 1.0%
	Other Investment Pools & Funds - 1.0%
4,978,037	BlackRock Liquidity Funds TempFund Portfolio			4,978,037

	Total Short-Term Investments (cost $4,978,037)			4,978,037

	Total Investments (cost $407,910,693)^	100.0%	$	513,700,662
	Other Assets and Liabilities	0.0%		(107,244)

	Total Net Assets	100.0%	$	513,593,418

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$126,243,926
Unrealized Depreciation	(20,453,957)

Net Unrealized Appreciation	$105,789,969

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

Hartford Value HLS Fund
Schedule of Investments – (continued) September 30, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Banks	$64,477,759	$64,477,759	$—	$—
Capital Goods	51,178,525	51,178,525	—	—
Commercial & Professional Services	5,727,704	5,727,704	—	—
Consumer Durables & Apparel	10,922,739	10,922,739	—	—
Consumer Services	9,486,351	9,486,351	—	—
Diversified Financials	32,508,082	32,508,082	—	—
Energy	63,226,033	63,226,033	—	—
Food & Staples Retailing	5,485,344	5,485,344	—	—
Food, Beverage & Tobacco	24,676,894	18,739,858	5,937,036	—
Health Care Equipment & Services	20,439,435	20,439,435	—	—
Insurance	32,865,079	32,865,079	—	—
Materials	13,123,473	13,123,473	—	—
Media	12,413,459	12,413,459	—	—
Pharmaceuticals, Biotechnology & Life Sciences	47,800,698	41,362,353	6,438,345	—
Retailing	16,476,786	16,476,786	—	—
Semiconductors & Semiconductor Equipment	30,055,290	30,055,290	—	—
Software & Services	10,728,567	10,728,567	—	—
Technology Hardware & Equipment	23,763,818	23,763,818	—	—
Telecommunication Services	8,534,076	8,534,076	—	—
Transportation	6,526,708	6,526,708	—	—
Utilities	18,305,805	18,305,805	—	—
Short-Term Investments	4,978,037	4,978,037	—	—

Total	$513,700,662	$501,325,281	$12,375,381	$—

(1) For the nine-month period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2016:

	Common Stocks	Total

Beginning balance	$49,723	$49,723
Purchases	-	-
Sales	(55,247)	(55,247)
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	(12,221)	(12,221)
Net change in unrealized appreciation/depreciation	17,745	17,745
Transfers into Level 3	-	-
Transfers out of Level 3	-	-

Ending balance	$-	$-

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2016 was $0.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Series Fund, Inc. (the “Company”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interest), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”). Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Directors.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments.

These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by the Company’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: November 17, 2016	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 17, 2016	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: November 17, 2016	By:	/s/ Michael J. Flook
Michael J. Flook
Vice President, Treasurer and Controller